UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o Timothy D. Barto, Esq.

SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: August 31, 2019

Date of reporting period: November 30, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.7%
Alabama — 1.7%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/2020	$720	$747
Alabama State, Federal Aid Highway Finance Authority, Ser A, RB Callable 09/01/2027 @ 100
5.000%, 09/01/2032	2,000	2,324
Birmingham, Water Works Board of Revenue Authority, RB
5.000%, 01/01/2021	1,000	1,061
Birmingham, Water Works Board of Revenue Authority, Sub-Ser B, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2031	3,265	3,743
Birmingham-Jefferson, Civic Center Authority, Sub-Ser B, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2034	2,490	2,761
5.000%, 07/01/2036	2,745	3,012
Jefferson County, Refunding Warrants, Ser A, GO
5.000%, 04/01/2025	2,500	2,843
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	3,300	3,772
5.000%, 09/01/2031	3,140	3,564
5.000%, 09/01/2034	2,000	2,277
Southeast Alabama, Gas Supply District, Ser A, RB Callable 01/01/2024 @ 100
4.000%, 04/01/2049 (A)	5,000	5,246
University of Alabama, Ser A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2023	2,160	2,368

		33,718

Alaska — 0.3%
Alaska State, Industrial Development & Export Authority, Ser A, RB Callable 04/01/2020 @ 100
5.250%, 04/01/2023	3,510	3,652
Anchorage, Water Revenue, Ser B, RB Callable 05/01/2027 @ 100
5.000%, 05/01/2031	1,500	1,726

		5,378

Arizona — 3.1%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB Callable 12/01/2021 @ 100
5.000%, 12/01/2027	2,500	2,696

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB Callable 06/01/2025 @ 100
5.000%, 12/01/2035	$3,000	$3,367
Arizona State, Department of Transportation, State Highway Fund Revenue, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2026	5,000	5,671
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2023	1,490	1,646
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB Callable 07/01/2027 @ 100
6.000%, 07/01/2037 (B)	1,805	1,864
Chandler, Industrial Development Authority, Intel Corp. Project, AMT, RB
2.700%, 12/01/2037 (A)	4,000	3,981
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2031	2,250	2,559
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB Callable 01/01/2025 @ 102
5.750%, 01/01/2036 (B)	1,500	1,470
Maricopa County, Pollution Control Authority, Public Service Project, Ser B, RB
5.200%, 06/01/2043 (A)	3,690	3,827
Phoenix, Civic Improvement Authority, Junior Lien, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2033	3,930	4,492
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB Pre-Refunded @ 100
5.000%, 07/01/2020 (C)	3,500	3,665
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2028	600	678
5.000%, 07/01/2029	250	281
5.000%, 07/01/2030	500	560
5.000%, 07/01/2032	1,095	1,219
Phoenix, Civic Improvement Authority, Junior Lien, Ser Junior LIEN, RB
5.000%, 07/01/2023	2,510	2,815

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2029	$350	$388
5.000%, 07/01/2032	115	126
5.000%, 07/01/2033	355	387
Pima County, Industrial Development Authority, American Leadership Academy Project, RB Callable 06/15/2022 @ 100
5.000%, 06/15/2047 (B)	985	967
5.000%, 06/15/2052 (B)	845	816
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/2020	1,145	1,198
Pima County, Sewer System Authority, RB, AGM Pre-Refunded @ 100
5.000%, 07/01/2020 (C)	2,000	2,093
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	1,330	1,502
5.250%, 12/01/2026	4,510	5,170
5.000%, 12/01/2032	2,500	2,869
5.000%, 12/01/2037	3,000	3,409
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
5.500%, 10/01/2027 (B)	900	943
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB Callable 10/01/2027 @ 100
6.000%, 10/01/2037 (B)	1,200	1,279
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB Callable 08/01/2023 @ 100
5.250%, 08/01/2033	1,000	1,086

		63,024

Arkansas — 0.4%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB Callable 11/01/2024 @ 100
5.000%, 11/01/2033	1,400	1,560
5.000%, 11/01/2034	1,210	1,345
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	1,535	1,759

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	$1,535	$1,759
Fort Smith, Water & Sewer Revenue, RB Callable 10/01/2028 @ 100
5.000%, 10/01/2035	1,500	1,699

		8,122

California — 8.5%
Alameda Corridor, Transportation Authority, Sub Lien, Ser B, RB Callable 10/01/2026 @ 100
5.000%, 10/01/2034	1,000	1,100
California State, Department of Water Resources, Ser AS, RB Pre-Refunded @ 100
5.000%, 12/01/2024 (C)	5	6
California State, Department of Water Resources, Ser AS, RB Callable 12/01/2024 @ 100
5.000%, 12/01/2029	1,905	2,207
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/2019	4,000	4,056
California State, Economic Recovery, Ser A, GO Pre-Refunded @ 100
5.250%, 07/01/2019 (C)	1,110	1,133
California State, GO
5.000%, 09/01/2021	3,075	3,331
5.000%, 10/01/2024	2,090	2,408
5.000%, 08/01/2026	3,880	4,579
California State, GO Callable 09/01/2021 @ 100
5.250%, 09/01/2028	1,750	1,895
California State, GO Callable 09/01/2022 @ 100
5.000%, 09/01/2023	2,500	2,777
California State, GO Callable 03/01/2025 @ 100
5.000%, 03/01/2026	5,000	5,764
California State, GO Callable 08/01/2025 @ 100
5.000%, 08/01/2026	2,500	2,901
California State, GO Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,000	3,506
5.000%, 09/01/2029	1,500	1,746
5.000%, 09/01/2030	3,395	3,936

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser A1, RB
5.000%, 11/01/2027	$5,225	$6,303
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser A, RB Callable 07/01/2023 @ 100
5.000%, 07/01/2026	5,000	5,631
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB
5.000%, 07/01/2043 (A)	2,500	2,561
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB Callable 11/15/2027 @ 100
5.000%, 11/15/2028	2,000	2,409
California State, Municipal Finance Authority, Caritas Project, Ser A, RB Callable 08/15/2027 @ 100
4.000%, 08/15/2037	1,055	1,048
California State, Municipal Finance Authority, Linxs APM Project, AMT, RB Callable 06/30/2028 @ 100
5.000%, 12/31/2043	2,000	2,147
California State, Public Works Board, Judicial Council Project, Ser A, RB Callable 03/01/2023 @ 100
5.000%, 03/01/2026	1,000	1,108
California State, Public Works Board, Judicial Council Project, Ser D, RB Callable 12/01/2021 @ 100
5.250%, 12/01/2025	4,185	4,566
California State, Public Works Board, Ser S, RB Callable 04/01/2027 @ 100
5.000%, 04/01/2032	1,000	1,153
California State, Public Works Board, Various Capital Projects, Ser H, RB Callable 12/01/2024 @ 100
5.000%, 12/01/2025	2,795	3,214
California State, Public Works Board, Various Capital Projects, Ser I, RB Callable 11/01/2023 @ 100
5.000%, 11/01/2024	2,500	2,821
California State, Ser A, GO
5.000%, 07/01/2019 (D)	1,375	1,402
California State, Ser C, GO Callable 09/01/2025 @ 100
5.000%, 09/01/2030	5,015	5,723

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023	$715	$756
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB Callable 12/01/2024 @ 100
5.250%, 12/01/2034	3,875	4,107
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB Callable 06/01/2028 @ 100
5.250%, 12/01/2038 (B)	900	956
5.250%, 12/01/2043 (B)	1,200	1,264
5.000%, 12/01/2033 (B)	390	412
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (B)	2,315	2,377
California State, Statewide Communities Development Authority, University of California Irvine East, RB
5.000%, 05/15/2022	1,000	1,079
California State, Systemwide University Revenue Authority, Ser A, RB
5.000%, 11/01/2024	2,500	2,917
California State, Various Purpose, GO Callable 08/01/2026 @ 100
5.000%, 08/01/2028	2,500	2,919
5.000%, 08/01/2030	6,500	7,528
5.000%, 08/01/2035	3,000	3,411
Golden State, Tobacco Securitization Project, Ser A, RB Callable 06/01/2023 @ 100
5.000%, 06/01/2029	915	1,005
Golden State, Tobacco Securitization Project, Ser A, RB Callable 06/01/2025 @ 100
5.000%, 06/01/2035	3,000	3,312
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026	1,450	1,598
5.000%, 06/01/2027	2,875	3,181
Golden State, Tobacco Securitization Project, Ser B, RB Callable 12/17/2018 @ 19
7.490%, 06/01/2047 (E)	6,850	1,071

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization, Ser A1, RB Callable 06/01/2022 @ 100
3.500%, 06/01/2036	$3,500	$3,425
Golden State, Tobacco Securitization, Ser A1, RB Callable 06/01/2028 @ 100
5.000%, 06/01/2034	4,960	5,357
5.000%, 06/01/2035	7,755	8,343
Imperial, Irrigation District Electric System Revenue, Ser C, RB Callable 05/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,147
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/2021	375	408
5.000%, 03/01/2022	625	688
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB Callable 05/15/2023 @ 100
5.000%, 05/15/2032	2,285	2,488
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB Callable 05/15/2025 @ 100
5.000%, 05/15/2031	840	934
5.000%, 05/15/2032	500	554
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB Callable 01/01/2024 @ 100
5.000%, 07/01/2032	2,500	2,796
North Natomas, Community Facilities District No. 4, Ser E, Special Tax
5.000%, 09/01/2020	1,335	1,399
Northern California, Power Agency, Hydroelectric Project No. 1, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2028	1,845	2,025
Orange County, Transportation Authority, 91 Express Lanes Toll Road, RB Callable 08/15/2023 @ 100
5.000%, 08/15/2025	1,000	1,129
Rancho Santiago, Community College District, GO Callable 09/01/2023 @ 100
5.000%, 09/01/2024	2,500	2,843
Sacramento, Airport System Revenue, Ser B, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2033	500	582

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Sacramento, Airport System Revenue, Sub-Ser E, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2033	$1,000	$1,157
Sacramento, Water Authority, RB Callable 09/01/2023 @ 100
5.000%, 09/01/2026	1,395	1,577
San Francisco City & County, Public Utilities Commission, Ser D, RB Pre-Refunded @ 100
5.000%, 11/01/2021 (C)	3,685	4,019
Southern California, Water District, Ser A, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2028	5,000	5,838
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,750	1,998
5.000%, 09/01/2031	1,815	2,063
Stockton, Unified School District, GO, AGM
5.000%, 07/01/2022	1,220	1,347
University of California, Ser AF, RB Pre-Refunded @ 100
5.000%, 05/15/2023 (C)	995	1,128
University of California, Ser Q, RB Callable 12/31/2018 @ 100
5.250%, 05/15/2023	180	180

		172,749

Colorado — 2.8%
Colorado State, Department of Transportation, COP Callable 06/15/2026 @ 100
5.000%, 06/15/2030	350	398
5.000%, 06/15/2031	500	566
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (A)	6,425	7,450
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.500%, 11/15/2019	2,500	2,579
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB Callable 11/15/2027 @ 100
5.000%, 11/15/2030	1,250	1,420
Denver City & County, Airport System Revenue Authority, Ser A, RB Callable 11/15/2026 @ 100
5.000%, 11/15/2031	1,000	1,143

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB Callable 11/15/2023 @ 100
5.500%, 11/15/2027	$10,000	$11,294
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB Callable 12/01/2028 @ 100
5.000%, 12/01/2031	2,000	2,288
5.000%, 12/01/2033	4,760	5,399
Denver City & County, Airport System Revenue Authority, Sub-Ser B, RB Callable 11/15/2023 @ 100
5.250%, 11/15/2026	2,000	2,249
Denver City & County, Convention Center Expansion Project, Ser 2018-A, COP Callable 06/01/2026 @ 100
5.000%, 06/01/2030	1,465	1,674
Denver City & County, Convention Center Expansion Project, Ser A, COP Callable 06/01/2026 @ 100
5.000%, 06/01/2032	1,360	1,545
Denver City & County, School District No. 1, Ser B, COP Callable 03/01/2021 @ 100
5.000%, 12/01/2031	1,185	1,249
Denver City & County, Special Facilities, United Airlines Project, AMT, RB Callable 10/01/2023 @ 100
5.000%, 10/01/2032	4,555	4,785
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2025	1,900	2,091
Dominion, Water & Sanitation District, RB Callable 12/01/2021 @ 102
5.250%, 12/01/2027	1,855	1,952
University of Colorado, Hospital Authority, RB Callable 09/01/2021 @ 100
5.000%, 11/15/2038 (A)	5,000	5,350
University of Colorado, Ser A2, RB Callable 06/01/2028 @ 100
5.000%, 06/01/2031	3,240	3,812

		57,244

Connecticut — 1.5%
Connecticut State, Health & Educational Facilities Authority, Ser B, RB Callable 12/01/2026 @ 102
5.000%, 12/01/2036	1,230	1,334

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut State, Health & Educational Facility Authority, Sacred Heart University Project, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2034	$900	$1,004
5.000%, 07/01/2036	700	773
Connecticut State, Ser A, GO Callable 10/15/2023 @ 100
5.000%, 10/15/2025	10,000	10,874
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	2,772
Connecticut State, Ser E, GO Callable 09/15/2028 @ 100
5.000%, 09/15/2029	5,000	5,640
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB Callable 09/01/2024 @ 100
5.000%, 09/01/2034	2,500	2,687
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB Callable 08/01/2025 @ 100
5.000%, 08/01/2028	1,950	2,174
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser B, RB Callable 10/01/2028 @ 100
5.000%, 10/01/2030	2,000	2,269

		29,527

Delaware — 0.1%
Kent County, Student Housing and Dining Facility, RB Callable 01/01/2028 @ 100
5.000%, 07/01/2040	440	463
5.000%, 07/01/2048	580	606

		1,069

District of Columbia — 0.5%
Metropolitan Washington, Airports Authority, AMT, RB Callable 10/01/2027 @ 100
5.000%, 10/01/2028	2,000	2,310
Metropolitan Washington, Airports Authority, Ser A, AMT, RB Callable 10/01/2023 @ 100
5.000%, 10/01/2027	2,705	2,956
Metropolitan Washington, Airports Authority, Ser A, AMT, RB Callable 10/01/2026 @ 100
5.000%, 10/01/2035	1,000	1,107

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan Washington, Airports Authority, Ser A, AMT, RB Callable 10/01/2028 @ 100
5.000%, 10/01/2033	$3,000	$3,413

		9,786

Florida — 5.2%
Alachua County, Celebration Pointe, Community Development District No. 1, SA
4.750%, 05/01/2024	410	415
Broward County, Airport System Revenue, AMT, RB Callable 10/01/2027 @ 100
5.000%, 10/01/2034	1,300	1,448
5.000%, 10/01/2035	2,000	2,217
Broward County, Port Facilities Revenue Authority, Ser B, AMT, RB
5.000%, 09/01/2021	2,500	2,669
Central Florida, Expressway Authority, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,250	1,455
Florida State, Capital Trust Agency, Tuscan Gardens Community, Senior Living, Ser A, RB Callable 04/01/2022 @ 103
7.000%, 04/01/2035	1,205	1,168
Florida State, Citizens Property Insurance, Coastal Account, Ser A1, RB Callable 12/01/2024 @ 100
5.000%, 06/01/2025	16,000	18,177
Florida State, Citizens Property Insurance, Personal & Commercial Lines Account, Senior Secured, Ser A1, RB
5.000%, 06/01/2021	5,000	5,340
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/2020	1,500	1,571
Florida State, Development Finance, Brightline Passenger Rail Project, AMT, RB Callable 01/01/2019 @ 105
5.625%, 01/01/2047 (A)(B)	2,355	2,436
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB Callable 03/01/2027 @ 100
5.000%, 03/01/2037	1,295	1,381
Florida State, Municipal Power Agency, All Requirements Power Project, RB Callable 10/01/2025 @ 100
5.000%, 10/01/2028	1,000	1,140

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB Pre-Refunded @ 100
5.250%, 10/01/2019 (C)	$3,475	$3,572
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	1,480	1,689
Florida State, Turnpike Authority, Department of Transportation, Ser C, RB
5.000%, 07/01/2023	7,500	8,420
Florida State, University Bridge, Student Housing Project, RB Callable 12/01/2028 @ 100
5.250%, 12/01/2043 (B)	3,000	3,019
Gainesville, Utilities System Revenue, Ser A, RB Callable 10/01/2027 @ 100
5.000%, 10/01/2031	2,000	2,328
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB Callable 09/01/2026 @ 100
5.000%, 09/01/2031	3,695	4,069
Jacksonville, Special Revenue Authority, RB Callable 10/01/2024 @ 100
5.000%, 10/01/2027	4,265	4,824
JEA Electric System Revenue, Sub-Ser A, RB Pre-Refunded @ 100
5.000%, 10/01/2023 (C)	970	1,090
5.000%, 10/01/2023 (C)	900	1,012
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,688
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/2023	1,800	2,019
Miami Beach, Redevelopment Agency, TA Callable 02/01/2024 @ 100
5.000%, 02/01/2030	2,500	2,787
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB Callable 04/01/2025 @ 100
5.000%, 04/01/2030	430	478
5.000%, 04/01/2031	910	1,010
Miami-Dade County, School Board Foundation, Ser B, COP Callable 05/01/2025 @ 100
5.000%, 05/01/2026	6,985	7,936
Miami-Dade County, Seaport Project, Ser A, RB Callable 10/01/2023 @ 100
5.500%, 10/01/2027	1,330	1,484

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Orange County, Tourist Development Tax Revenue, Ser B, RB Callable 10/01/2026 @ 100
5.000%, 10/01/2032	$3,270	$3,709
Orlando Utilities Commission, Ser ES, RB Callable 10/01/2027 @ 100
5.000%, 10/01/2036	3,500	3,984
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB Callable 11/15/2026 @ 100
5.000%, 11/15/2032	4,350	4,708
Port Saint Lucie, Utility System Revenue, RB Callable 09/01/2026 @ 100
5.000%, 09/01/2029	1,500	1,710
South Miami, Health Facilities Authority, Baptist Health South Florida, RB Callable 08/15/2027 @ 100
5.000%, 08/15/2031	3,000	3,411

		105,364

Georgia — 3.1%
Atlanta, Development Authority, Downtown Stadium Project, Ser A1, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2032	2,595	2,914
Atlanta, Water & Wastewater Revenue Authority, RB Callable 05/01/2025 @ 100
5.000%, 11/01/2033	5,010	5,627
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB Pre-Refunded @ 100
6.000%, 11/01/2019 (C)	5,000	5,186
6.000%, 11/01/2019 (C)	1,950	2,022
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB Callable 11/01/2023 @ 100
5.250%, 11/01/2028	3,000	3,400
Clarke County, Hospital Authority, Piedmont Healthcare, RB
5.000%, 07/01/2022	2,875	3,134
5.000%, 07/01/2024	1,075	1,209
Fulton County, Development Authority, RB Callable 04/01/2027 @ 100
5.000%, 04/01/2033	1,000	1,113
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,255
5.250%, 09/15/2020	3,740	3,923

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB Callable 07/01/2026 @ 100
5.000%, 01/01/2028	$4,140	$4,570
Georgia State, Municipal Gas Authority, Gas Portfolio III Project, Ser U, RB
5.000%, 10/01/2020	1,000	1,052
Georgia State, Ser A, GO Callable 07/01/2028 @ 100
5.000%, 07/01/2030	3,270	3,922
Georgia State, Ser A1, GO
5.000%, 02/01/2024	5,000	5,692
Georgia State, Ser C, GO
5.000%, 10/01/2021	3,000	3,247
Georgia State, Ser I, GO
5.000%, 07/01/2021	4,115	4,426
Henry County, Hospital Authority, Piedmont Fayette Hospital Project, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2026	1,650	1,850
5.000%, 07/01/2027	1,390	1,553
Main Street Natural Gas, Ser B, RB Callable 06/01/2023 @ 100
2.291%, 04/01/2048 (A)	1,865	1,853
Main Street Natural Gas, Sub-Ser C, RB Callable 09/01/2023 @ 100
4.000%, 08/01/2048 (A)	4,000	4,178

		63,126

Guam — 0.0%
Territory of Guam, Section 30, Ser A, RB Pre-Refunded @ 100
5.375%, 12/01/2019 (C)	750	775

Hawaii — 0.4%
Hawaii State, Airports System Revenue, Ser A, AMT, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2032	3,000	3,400
Hawaii State, Ser EH, GO
5.000%, 08/01/2020	4,500	4,723

		8,123

Idaho — 0.1%
Boise State University, Revenue Authority, General Project, Ser A, RB
4.000%, 04/01/2021	575	600
4.000%, 04/01/2022	485	514
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023	1,000	1,075

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Idaho State, Building Authority, Northern Idaho College Project, Ser G, RB
5.000%, 09/01/2023	$60	$64

		2,253

Illinois — 7.5%
Chicago, Airport Authority, O’Hare International Airport, RB Callable 01/01/2023 @ 100
5.500%, 01/01/2027	2,000	2,232
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2029	5,000	5,461
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2030	4,000	4,408
5.000%, 01/01/2032	5,840	6,391
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB Callable 01/01/2026 @ 100
5.000%, 01/01/2035	3,500	3,832
Chicago, Airport Authority, O’Hare International Airport, Ser C, RB Callable 01/01/2026 @ 100
5.000%, 01/01/2031	2,450	2,726
Chicago, Board of Education, Ser C, GO Callable 12/01/2027 @ 100
5.000%, 12/01/2030	2,840	2,910
5.000%, 12/01/2034	2,840	2,877
Chicago, Board of Education, Special Tax Callable 04/01/2027 @ 100
5.000%, 04/01/2033	500	534
5.000%, 04/01/2034	620	661
5.000%, 04/01/2036	445	472
5.000%, 04/01/2037	725	768
Chicago, Midway International Airport, Ser A, AMT, RB Callable 01/01/2024 @ 100
5.000%, 01/01/2028	2,970	3,229
Chicago, O’Hare International Airport, AMT, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2038	1,500	1,626
Chicago, Ser A, GO Callable 01/01/2024 @ 100
5.250%, 01/01/2029	1,210	1,268
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,204
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	2,062

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Waterworks Revenue, RB Callable 11/01/2026 @ 100
5.000%, 11/01/2027	$2,360	$2,651
Chicago, Waterworks Revenue, Second Lien Project, RB Callable 11/01/2024 @ 100
5.000%, 11/01/2029	1,000	1,089
5.000%, 11/01/2034	1,500	1,618
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM Callable 11/01/2027 @ 100
5.000%, 11/01/2035	5,000	5,470
Cook County, Ser A, GO Callable 11/15/2020 @ 100
5.250%, 11/15/2033	3,500	3,636
Cook County, Tax Revenue Authority, RB Callable 11/15/2027 @ 100
5.000%, 11/15/2035	4,000	4,458
Illinois State, Development Authority, Memorial Group Project, RB Pre-Refunded @ 100
7.125%, 11/01/2023 (C)	3,310	4,042
Illinois State, Finance Authority, Advocate Health Care Network Project, RB Callable 06/01/2023 @ 100
5.000%, 06/01/2026	6,410	7,085
Illinois State, Finance Authority, Chicago International Charter School Project, RB Callable 12/01/2027 @ 100
5.000%, 12/01/2037	1,500	1,551
Illinois State, Finance Authority, Health Care System Project, Ser A, RB Callable 11/15/2025 @ 100
5.000%, 11/15/2029	1,885	2,104
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB Callable 07/01/2023 @ 100
5.500%, 07/01/2028	1,000	1,102
Illinois State, Finance Authority, University Chicago Medical Project, RB
1.680%, 08/01/2043 (A)(F)	500	500
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB Callable 05/15/2025 @ 100
5.000%, 11/15/2033	1,050	1,153
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB Callable 05/15/2025 @ 100
5.000%, 11/15/2034	2,000	2,187

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB Callable 10/01/2021 @ 100
5.000%, 10/01/2030	$1,000	$1,070
Illinois State, Finance Authority, University of Illinois Chicago Project, RB Callable 08/15/2027 @ 100
5.000%, 02/15/2028	260	285
5.000%, 02/15/2030	390	422
5.000%, 02/15/2032	265	285
5.000%, 02/15/2037	570	604
Illinois State, GO
4.000%, 02/01/2024	1,585	1,589
Illinois State, GO Callable 03/01/2022 @ 100
5.000%, 03/01/2036	1,215	1,236
Illinois State, GO Callable 01/01/2026 @ 100
5.000%, 01/01/2029	6,930	7,223
Illinois State, GO Callable 11/01/2026 @ 100
5.000%, 11/01/2036	2,970	3,042
Illinois State, Municipal Electric Agency, Ser A, RB Callable 08/01/2025 @ 100
5.000%, 02/01/2032	5,000	5,564
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/2020	2,695	2,806
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/2023	2,095	2,373
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/2020	2,710	2,842
Illinois State, Ser A, RB, BAM
5.000%, 06/15/2028	4,600	5,127
Illinois State, Tax Revenue Authority, RB Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,500	2,684
Illinois State, Toll Highway Authority, Ser A, RB Callable 01/01/2023 @ 100
5.000%, 01/01/2031	3,035	3,297
Illinois State, Toll Highway Authority, Ser A, RB Callable 01/01/2026 @ 100
5.000%, 12/01/2032	2,000	2,227
Illinois State, Toll Highway Authority, Ser A1, RB Callable 01/01/2020 @ 100
5.000%, 01/01/2025	2,250	2,319

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Toll Highway Authority, Ser B, RB Callable 01/01/2024 @ 100
5.000%, 01/01/2032	$1,250	$1,377
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2023	2,250	2,510
Metropolitan Chicago, Water Reclamation District, Ser A, GO Callable 12/01/2026 @ 100
5.000%, 12/01/2031	3,275	3,669
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB Callable 12/15/2027 @ 100
5.000%, 12/15/2031	250	267
5.000%, 12/15/2032	255	272
5.000%, 12/15/2033	300	318
5.000%, 12/15/2034	400	423
Railsplitter Tobacco Settlement Authority, RB Callable 06/01/2026 @ 100
5.000%, 06/01/2027	6,100	6,883
Sales Tax Securitization, Ser A, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2034	3,760	4,097
University of Illinois, Ser A, RB Callable 04/01/2023 @ 100
5.000%, 04/01/2028	3,210	3,468
University of Illinois, Ser A, RB Callable 04/01/2024 @ 100
5.000%, 04/01/2028	2,035	2,234

		151,820

Indiana — 1.2%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB Callable 02/01/2022 @ 100
5.000%, 02/01/2029	1,000	1,069
Indiana State, Finance Authority, Stadium Project, Ser A, RB Callable 08/01/2025 @ 100
5.250%, 02/01/2035	2,000	2,290
Indiana State, Finance Authority, University Health Project, Ser A, RB
5.000%, 12/01/2024	2,000	2,289
Indiana State, Municipal Power Agency, Ser A, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2032	2,000	2,303

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority, AMT, RB
5.000%, 01/01/2023	$5,750	$6,284
Richmond, Hospital Authority, Reid Hospital Project, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2035	3,400	3,670
Whiting, Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	5,000	5,627

		23,532

Iowa — 0.1%
Iowa State, Finance Authority, State Revolving Fund, RB Pre-Refunded @ 100
5.000%, 08/01/2021 (C)	1,500	1,613

Kansas — 0.5%
Kansas State, Department of Transportation, RB Callable 09/01/2025 @ 100
5.000%, 09/01/2033	3,500	3,960
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB Callable 05/15/2022 @ 100
5.000%, 11/15/2029	4,000	4,295
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB Callable 09/01/2025 @ 100
5.000%, 09/01/2027	1,240	1,304

		9,559

Kentucky — 1.7%
Kentucky State, Public Energy Authority, Ser A, RB Callable 01/02/2024 @ 100
4.000%, 04/01/2048 (A)	15,280	15,990
Kentucky State, Public Energy Authority, Ser B, RB Callable 10/01/2024 @ 100
4.000%, 01/01/2049 (A)	17,500	18,315

		34,305

Louisiana — 1.7%
East Baton Rouge, Sewerage Commission, Ser B, RB Callable 02/01/2025 @ 100
5.000%, 02/01/2027	1,000	1,137

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisiana State, Highway Improvement, Ser A, RB Callable 06/15/2024 @ 100
5.000%, 06/15/2025	$2,000	$2,278
5.000%, 06/15/2030	1,500	1,678
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB Callable 12/15/2026 @ 100
5.000%, 12/15/2030	3,000	3,379
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/2019	1,000	1,017
5.000%, 07/01/2022	1,000	1,092
Louisiana State, Tobacco Settlement Financing, Ser A, RB Callable 12/21/2018 @ 100
5.500%, 05/15/2028	7,925	7,937
Louisiana State, Tobacco Settlement Financing, Ser A, RB Callable 05/15/2020 @ 100
5.500%, 05/15/2030	2,000	2,070
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM Callable 01/01/2025 @ 100
5.000%, 01/01/2028	3,000	3,299
5.000%, 01/01/2032	2,100	2,274
5.000%, 01/01/2033	2,100	2,269
New Orleans, Aviation Board, RB, AGM Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,260	1,425
New Orleans, Aviation Board, RB, AGM Callable 10/01/2028 @ 100
5.000%, 10/01/2036	1,550	1,723
New Orleans, Ernest N Morial Exhibition Hall Authority, Special Tax Callable 07/15/2022 @ 100
5.000%, 07/15/2026	1,000	1,083
5.000%, 07/15/2027	1,750	1,894

		34,555

Maryland — 3.0%
Baltimore, Convention Center Hotel, RB Callable 09/01/2027 @ 100
5.000%, 09/01/2035	1,250	1,351
Maryland State, Economic Development Authority, Potomac Project, RB Callable 03/01/2019 @ 100
6.200%, 09/01/2022	1,335	1,348

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maryland State, Economic Development Authority, Purple Line Light Rail Project, AMT, RB Callable 11/30/2021 @ 100
5.000%, 03/31/2024	$1,000	$1,058
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB Pre-Refunded @ 100
5.375%, 06/01/2020 (C)	2,820	2,962
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB Callable 01/01/2027 @ 100
5.500%, 01/01/2036	2,000	2,243
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2030	1,165	1,274
Maryland State, Health & Higher Educational Facilities Authority, Lifebridge Health, RB Callable 07/01/2026 @ 100
4.000%, 07/01/2035	1,000	1,019
Maryland State, Health & Higher Educational Facilities Authority, Medical Center Project, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2033	1,340	1,463
5.000%, 07/01/2034	1,065	1,159
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2032	5,000	5,642
Maryland State, Ser 2, GO
5.000%, 08/01/2022	5,000	5,513
Maryland State, Ser A, GO
5.000%, 03/15/2025	5,000	5,804
Maryland State, Ser C, GO
5.000%, 08/01/2024	3,000	3,443
Maryland State, Stadium Authority, RB Callable 05/01/2028 @ 100
5.000%, 05/01/2037	5,250	5,939
Montgomery County, Public Improvement Project, Ser A, GO Pre-Refunded @ 100
5.000%, 07/01/2019 (C)	3,750	3,819
Montgomery County, Ser A, GO
5.000%, 07/01/2020	4,475	4,687
5.000%, 11/01/2023	7,000	7,921

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Montgomery County, Ser A, GO Callable 11/01/2024 @ 100
5.000%, 11/01/2028	$1,625	$1,851
Prince George’s County, Collington Episcopal Life Project, RB Callable 04/01/2027 @ 100
5.000%, 04/01/2030	2,880	2,979

		61,475

Massachusetts — 2.5%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/2021	2,750	2,973
Massachusetts State, Development Finance Agency, Lahey Health System Project, Ser F, RB Callable 08/15/2020 @ 100
5.000%, 08/15/2028	1,500	1,564
Massachusetts State, Development Finance Agency, Partner Health Care, RB Pre-Refunded @ 100
5.000%, 07/01/2021 (C)	755	808
Massachusetts State, Development Finance Agency, Partner Health Care, Ser S, RB Callable 07/01/2021 @ 100
5.000%, 07/01/2026	1,245	1,328
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
5.000%, 10/01/2026	2,225	2,433
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB Callable 10/01/2026 @ 100
5.000%, 10/01/2027	2,965	3,218
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, RB
5.125%, 01/01/2020 (D)	1,655	1,710
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/2020	1,110	1,142
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 07/01/2025	2,500	2,789
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	5,000	5,370

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Federal Highway Grant, Accelerated Bridge Project, Ser S, RB Callable 06/15/2025 @ 100
5.000%, 06/15/2026	$2,500	$2,892
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	1,500	1,866
Massachusetts State, Port Authority, Ser A, AMT, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,855	2,129
Massachusetts State, Port Authority, Ser A, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,250	1,414
Massachusetts State, Port Authority, Ser B, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2026	1,500	1,640
Massachusetts State, School Building Authority, Ser B, RB Callable 08/15/2022 @ 100
5.000%, 08/15/2028	1,110	1,213
5.000%, 08/15/2030	6,400	6,966
Massachusetts State, School Building Authority, Ser C, RB Callable 08/15/2025 @ 100
5.000%, 08/15/2029	1,370	1,568
Massachusetts State, Ser A, GO
5.000%, 03/01/2022	2,125	2,321
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/2023	2,265	2,552
Massachusetts State, Water Pollution Abatement Trust, Sub-Ser 17A, RB
5.000%, 02/01/2021	3,215	3,421

		51,317

Michigan — 2.4%
Great Lakes, Water Authority Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	4,151
Great Lakes, Water Authority Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	5,485
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2022	5,000	5,463
5.000%, 07/01/2023	2,500	2,783

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM Callable 07/01/2024 @ 100
5.000%, 07/01/2030	$1,000	$1,106
Michigan State, Finance Authority, Government Loan Program, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2034	2,565	2,797
Michigan State, Finance Authority, Government Loan Project, Ser A, RB, Q-SBLF
5.000%, 05/01/2020	5,000	5,193
Michigan State, Finance Authority, Hospital Oakwood Project, RB Callable 08/15/2023 @ 100
5.000%, 08/15/2031	3,300	3,596
Michigan State, Finance Authority, Hospital Sparrow Project, RB Callable 05/15/2025 @ 100
5.000%, 11/15/2033	2,755	3,030
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB Callable 12/01/2027 @ 100
5.000%, 12/01/2034	2,000	2,252
Michigan State, Finance Authority, Unemployment Obligation Project, RB Callable 12/21/2018 @ 100
5.000%, 07/01/2021	3,120	3,142
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB Callable 12/17/2018 @ 100
6.000%, 06/01/2034	1,140	1,129
Michigan Strategic Fund, AMT, RB Callable 12/31/2028 @ 100
5.000%, 12/31/2031	3,500	3,863
Wayne County, Airport Authority, Ser D, RB Callable 12/01/2025 @ 100
5.000%, 12/01/2030	1,300	1,465
5.000%, 12/01/2031	1,800	2,023

		47,478

Minnesota — 1.1%
Apple Valley, Senior Living Project, RB Callable 01/01/2022 @ 100
5.500%, 01/01/2029	1,390	1,474
5.500%, 01/01/2031	1,275	1,348
5.250%, 01/01/2037	2,045	2,087
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2029	300	348
5.000%, 01/01/2031	300	345

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2022	$200	$220
Minnesota State, Municipal Power Agency, Ser A, RB Callable 10/01/2024 @ 100
5.000%, 10/01/2025	350	398
5.000%, 10/01/2027	600	677
Minnesota State, Various Purposes, GO
5.000%, 08/01/2020	1,945	2,042
Minnesota State, Various Purposes, Ser A, GO
5.000%, 08/01/2023	3,120	3,513
Minnesota State, Various Purposes, Ser F, GO
5.000%, 10/01/2022	5,000	5,533
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/2038 (A)	1,535	1,632
St. Cloud, Centracare Health System, Ser A, RB Callable 05/01/2026 @ 100
5.000%, 05/01/2030	1,115	1,260
5.000%, 05/01/2031	695	781
University of Minnesota, Ser A, RB Pre-Refunded @ 100
5.250%, 12/01/2020 (C)	1,370	1,458

		23,116

Mississippi — 0.1%
Mississippi State, Business Finance, Chevron USA Project, Ser A, RB Callable 12/03/2018 @ 100
1.710%, 12/01/2030 (A)	515	515
West Rankin, Utility Authority, RB, AGM Callable 01/01/2025 @ 100
5.000%, 01/01/2029	1,100	1,232

		1,747

Missouri — 1.9%
Kansas City, Airport Revenue, General Improvement Project, Ser A, AMT, RB Callable 09/01/2021 @ 100
5.000%, 09/01/2023	8,015	8,571
Kansas City, Land Clearance Redevelopment Authority, Convention Center Hotel Project, RB Callable 02/01/2028 @ 100
5.000%, 02/01/2040 (B)	230	233
4.375%, 02/01/2031 (B)	600	596
Kansas City, Sanitary Sewer System Revenue, Sub-Ser A, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2032	1,000	1,160

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri State, Development Finance Board, Branson Landing Project, Ser A, RB Callable 06/01/2023 @ 100
5.000%, 06/01/2027	$2,295	$2,516
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB Callable 11/15/2025 @ 100
5.000%, 11/15/2034	3,000	3,287
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,000	1,133
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB Callable 06/01/2024 @ 100
5.000%, 06/01/2028	3,425	3,810
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2029	2,000	2,233
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB Callable 01/01/2024 @ 100
5.000%, 01/01/2027	1,850	2,056
5.000%, 01/01/2028	1,400	1,554
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB Callable 06/01/2025 @ 100
5.000%, 12/01/2026	5,135	5,857
St. Louis, Airport Authority, Lambert International Airport Project, Ser A1, RB Callable 07/01/2019 @ 100
6.125%, 07/01/2024	2,515	2,573
University of Missouri, Ser A, RB
5.000%, 11/01/2024	3,000	3,454

		39,033

Montana — 0.1%
Kalispell, Housing & Healthcare Facilities, Immanuel Lutheran Project, Ser A, RB Callable 05/15/2025 @ 102
5.250%, 05/15/2029	1,130	1,176

Nebraska — 1.3%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2031	3,700	4,175
5.000%, 09/01/2034	1,000	1,122
5.000%, 09/01/2035	2,840	3,199
5.000%, 09/01/2036	3,140	3,546

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nebraska State, Public Power District, Ser A, RB Callable 01/01/2022 @ 100
5.000%, 01/01/2029	$2,000	$2,150
Nebraska State, Public Power Generation Agency, Whelan Energy Center, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2030	5,500	6,103
Omaha, Public Power District, Ser A, RB Callable 02/01/2026 @ 100
5.000%, 02/01/2027	1,500	1,743
Omaha, Public Power District, Ser B, RB Pre-Refunded @ 100
5.000%, 02/01/2021 (C)	4,015	4,265

		26,303

Nevada — 0.7%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/2027	1,545	1,809
Clark County, Airport Authority, Ser C, RB, AGM Callable 07/01/2019 @ 100
5.000%, 07/01/2023	2,800	2,849
Clark County, Ser A, GO
5.000%, 11/01/2021	3,100	3,350
Clark County, Ser B, GO Callable 11/01/2026 @ 100
5.000%, 11/01/2029	5,000	5,806
Reno, Sales Tax Revenue, First Lien, RB Callable 12/01/2028 @ 100
5.000%, 06/01/2037	590	662
Reno, Sales Tax Revenue, Second Lien, RB, AGM Callable 12/01/2028 @ 100
5.000%, 06/01/2033	400	449

		14,925

New Jersey — 4.6%
New Jersey State, Economic Development Authority, Cigarette Tax Project, RB
5.000%, 06/15/2020	3,755	3,895
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB Callable 03/05/2024 @ 101
5.625%, 11/15/2030	1,160	1,296
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB Pre-Refunded @ 100
5.375%, 06/01/2020 (C)	1,450	1,523

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	$995	$1,130
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM Callable 06/01/2027 @ 100
5.000%, 06/01/2037	1,500	1,629
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB Callable 06/15/2019 @ 100
5.500%, 12/15/2029	1,000	1,015
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB Pre-Refunded @ 100
5.500%, 06/15/2019 (C)	2,020	2,059
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB Callable 03/01/2023 @ 100
5.000%, 03/01/2025	1,775	1,904
5.000%, 03/01/2028	1,250	1,326
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 06/15/2022	3,800	4,070
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB Callable 06/15/2025 @ 100
5.250%, 06/15/2031	4,750	5,129
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB Callable 06/15/2025 @ 100
5.250%, 06/15/2027	3,000	3,307
5.000%, 06/15/2026	3,020	3,310
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2023	855	933
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2036	2,250	2,486
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2024	2,400	2,665

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Tobacco Settlement Financing, Ser A, RB Callable 06/01/2028 @ 100
5.000%, 06/01/2033	$1,250	$1,366
5.000%, 06/01/2035	10,000	10,849
5.000%, 06/01/2046	1,065	1,102
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB Callable 06/01/2028 @ 100
5.000%, 06/01/2046	2,775	2,779
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB Callable 06/15/2026 @ 100
5.000%, 06/15/2028	2,000	2,223
New Jersey State, Transportation Trust Fund Authority, RB Callable 06/15/2026 @ 100
5.000%, 06/15/2030	3,585	3,943
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/2021	4,040	4,275
New Jersey State, Transportation Trust Fund Authority, Ser B, RB Callable 06/15/2021 @ 100
5.500%, 06/15/2031	3,270	3,465
New Jersey State, Turnpike Authority, Ser A, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2033	2,230	2,524
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2021	4,000	4,234
New Jersey State, Turnpike Authority, Ser E, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,443
5.000%, 01/01/2032	6,000	6,894
5.000%, 01/01/2033	350	401
Rutgers University, Ser J, RB Callable 05/01/2023 @ 100
5.000%, 05/01/2029	6,000	6,625

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2032	$285	$310
5.000%, 01/01/2033	425	461
5.000%, 01/01/2034	570	615
5.000%, 01/01/2035	570	613
5.000%, 01/01/2036	570	611
5.000%, 01/01/2037	570	609

		93,019

New Mexico — 0.1%
New Mexico State, Hospital Equipment Loan Council, Presbyterian Health Care Services, RB Callable 08/01/2025 @ 100
5.000%, 08/01/2030	1,130	1,269

New York — 8.4%
Brooklyn, Local Development Authority, Barclays Center Project, RB Pre-Refunded @ 100
6.500%, 01/15/2020 (C)	3,500	3,681
Build NYC Resource, Pratt Paper Project, AMT, RB
3.750%, 01/01/2020 (B)	1,175	1,184
Long Island, Power Authority, RB Callable 09/01/2027 @ 100
5.000%, 09/01/2033	250	284
5.000%, 09/01/2034	1,000	1,131
5.000%, 09/01/2036	1,000	1,122
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2031	3,165	3,590
Metropolitan New York, Transportation Authority, Ser B, RB Pre-Refunded @ 100
5.000%, 05/15/2024 (C)	3,000	3,446
Metropolitan New York, Transportation Authority, Ser B1, RB Callable 11/15/2023 @ 100
5.000%, 11/15/2029	4,140	4,619
Metropolitan New York, Transportation Authority, Ser D, RB Callable 11/15/2026 @ 100
5.000%, 11/15/2030	5,000	5,631
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,325	1,562

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2029	$1,000	$1,088
Nassau County, Tobacco Settlement, RB Callable 12/17/2018 @ 100
5.125%, 06/01/2046	850	803
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB Callable 12/31/2018 @ 100
6.500%, 12/01/2028	3,500	3,665
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2020	5,000	5,240
New York City, Educational Construction Fund, Ser A, RB Callable 04/01/2021 @ 100
6.500%, 04/01/2022	2,325	2,554
New York City, Industrial Development Agency, Brooklyn Navy Yard Project, AMT, RB Callable 12/31/2018 @ 100
5.750%, 10/01/2036	2,430	2,453
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/2022	1,115	1,206
New York City, Ser E, GO
5.000%, 08/01/2020	4,555	4,781
5.000%, 08/01/2023	1,315	1,475
New York City, Ser E, GO Callable 08/01/2019 @ 100
5.000%, 08/01/2022	1,500	1,529
New York City, Ser F, GO Callable 02/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,691
New York City, Ser G, GO
5.000%, 08/01/2022	3,360	3,696
New York City, Sub-Ser G1, GO Callable 04/01/2022 @ 100
5.000%, 04/01/2023	2,055	2,239
New York City, Sub-Ser I, GO Callable 03/01/2024 @ 100
5.000%, 03/01/2025	2,500	2,825
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/2020	1,250	1,321
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB Callable 02/01/2021 @ 100
5.000%, 02/01/2023	2,500	2,644
5.000%, 02/01/2024	2,250	2,380

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB Callable 02/01/2022 @ 100
5.000%, 02/01/2026	$2,470	$2,665
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB Callable 05/01/2023 @ 100
5.000%, 05/01/2028	2,500	2,753
New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB Callable 01/01/2021 @ 100
5.000%, 07/01/2021	1,320	1,400
New York City, Trust for Cultural Resources, Wildlife Conservation Society Project, RB Callable 08/01/2023 @ 100
5.000%, 08/01/2033	2,000	2,201
New York City, Water & Sewer System, Ser DD, RB Callable 06/15/2024 @ 100
5.000%, 06/15/2029	1,500	1,675
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/2021	250	269
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB Callable 01/01/2022 @ 100
5.000%, 07/01/2023	610	664
New York State, Dormitory Authority, New York State University Project, Ser A, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2035	2,000	2,265
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB Callable 07/02/2024 @ 100
5.250%, 01/01/2034	910	973
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB Pre-Refunded @ 100
5.000%, 05/01/2021 (C)	2,135	2,287
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB Pre-Refunded @ 100
6.500%, 12/01/2018 (C)	2,065	2,065
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,174

16	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Ser 1, RB Callable 01/15/2028 @ 100
5.000%, 01/15/2031	$5,000	$5,801
New York State, Dormitory Authority, Ser 2015B-B, RB Callable 09/15/2025 @ 100
5.000%, 03/15/2030	5,000	5,695
New York State, Dormitory Authority, Ser A, RB Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,500	2,837
New York State, Dormitory Authority, State University Project, RB Callable 05/15/2022 @ 100
5.000%, 05/15/2023	970	1,060
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB Callable 06/15/2022 @ 100
5.000%, 06/15/2024	3,000	3,291
New York State, Liberty Development Authority, World Trade Center Project, RB Callable 11/15/2024 @ 100
5.150%, 11/15/2034 (B)	2,000	2,080
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/2019	5,105	5,170
New York State, Thruway Authority, Ser A, RB Callable 03/15/2021 @ 100
5.000%, 03/15/2025	6,750	7,165
New York State, Thruway Authority, Ser J, RB Callable 01/01/2024 @ 100
5.000%, 01/01/2027	2,095	2,328
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2024	3,250	3,671
New York State, Transportation Development, American Airlines, AMT, RB
5.000%, 08/01/2021	1,390	1,462
New York State, Transportation Development, Delta Airlines, AMT, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2033	4,000	4,378
New York State, Transportation Development, Terminal One Group Association Project, AMT, RB
5.000%, 01/01/2020	6,750	6,952
New York State, Urban Development Authority, Personal Income Tax, RB Callable 03/15/2024 @ 100
5.000%, 03/15/2032	3,335	3,720

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Urban Development Authority, Personal Income Tax, Ser A1, RB
5.000%, 03/15/2020	$1,875	$1,949
New York State, Urban Development Authority, Personal Income Tax, Ser E, RB Callable 03/15/2023 @ 100
5.000%, 03/15/2031	3,500	3,846
New York State, Utility Debt Securitization Authority, RB Callable 12/15/2025 @ 100
5.000%, 12/15/2033	1,810	2,055
Onondaga, Civic Development, St. Joseph’s Hospital Health Center Project, RB Pre-Refunded @ 100
4.625%, 07/01/2019 (C)	1,000	1,016
Triborough, Bridge & Tunnel Authority, Ser 2003B-2, RB Callable 06/03/2019 @ 100
1.891%, 01/01/2033 (A)	5,000	5,000
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2028	1,000	1,211
Troy, Capital Resource, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/2019	1,500	1,533
TSASC, Tobacco Settlement Bonds, Ser A, RB Callable 06/01/2027 @ 100
5.000%, 06/01/2030	3,025	3,321
5.000%, 06/01/2031	3,525	3,853
Westchester, Tobacco Asset Securitization, Ser B, RB Callable 06/01/2027 @ 100
5.000%, 06/01/2031	2,000	2,170

		170,795

North Carolina — 0.9%
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,786
5.000%, 07/01/2027	1,500	1,776
North Carolina State, Medical Care Commission, Vidant Health, RB Callable 06/01/2025 @ 100
5.000%, 06/01/2032	2,500	2,762
North Carolina State, Public Improvement Project, Ser A, GO Pre-Refunded @ 100
5.000%, 05/01/2020 (C)	1,125	1,172
North Carolina State, Ser C, GO
5.000%, 05/01/2022	5,000	5,487

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Carolina State, Turnpike Authority, RB, AGM Callable 01/01/2029 @ 100
5.000%, 01/01/2034	$2,000	$2,265
Raleigh, Ser A, GO
5.000%, 09/01/2025	2,700	3,156

		18,404

Ohio — 2.3%
American Municipal Power, Ser A, RB Callable 02/15/2024 @ 100
5.000%, 02/15/2027	5,000	5,544
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB Callable 12/17/2018 @ 100
6.500%, 06/01/2047	3,340	3,303
5.875%, 06/01/2047	11,510	10,892
Columbus, Ser 1, GO
5.000%, 07/01/2023	2,115	2,374
Cuyahoga County, Hospital Revenue, Metrohealth System, RB Callable 02/15/2027 @ 100
5.000%, 02/15/2037	3,000	3,141
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/2020	2,000	2,109
Montgomery County, Miami Valley Hospital Project, Ser A, RB Callable 11/15/2020 @ 100
5.750%, 11/15/2022	2,500	2,646
Ohio State, Capital Facilities Correctional Building Fund Project, RB Callable 10/01/2027 @ 100
5.000%, 10/01/2030	2,655	3,077
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
5.000%, 12/01/2022	4,000	4,417
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB Callable 12/01/2027 @ 100
5.000%, 12/01/2029	2,615	3,050
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,455
Ohio State, Mental Health Facilities Improvement Project, Ser A, RB Pre-Refunded @ 100
5.000%, 02/01/2021 (C)	1,000	1,062

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio State, Turnpike Commission, Infrastructure Project, RB Callable 02/15/2023 @ 100
5.250%, 02/15/2029	$2,500	$2,765

		45,835

Oklahoma — 0.2%
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB Callable 08/15/2028 @ 100
5.250%, 08/15/2043	2,510	2,687
Tulsa, Airports Improvement Trust, American Airline Project, AMT, RB Callable 06/01/2025 @ 100
5.000%, 06/01/2035 (A)	1,285	1,369

		4,056

Oregon — 0.8%
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB Pre-Refunded @ 100
5.250%, 04/01/2019 (C)	3,000	3,034
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB Callable 04/01/2025 @ 100
5.000%, 04/01/2030	2,150	2,439
Oregon State, Department of Administrative Services, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	2,789
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2024	1,000	1,129
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB Callable 06/01/2026 @ 100
5.000%, 06/01/2035	2,500	2,770
Oregon State, Property Tax, Ser J, GO Pre-Refunded @ 100
5.000%, 05/01/2021 (C)	2,210	2,365
5.000%, 05/01/2021 (C)	1,545	1,653

		16,179

Pennsylvania — 5.7%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB Callable 04/01/2028 @ 100
5.000%, 04/01/2030	5,000	5,627
Allegheny County, Port Authority, RB Callable 03/01/2021 @ 100
5.000%, 03/01/2025	2,200	2,327

18	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2022 (B)	$1,500	$1,570
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB Callable 05/01/2022 @ 100
5.000%, 05/01/2026	1,375	1,454
Berks County, Municipal Authority, RB Callable 11/01/2019 @ 100
5.250%, 11/01/2024	1,470	1,512
Berks County, Municipal Authority, RB Pre-Refunded @ 100
5.250%, 11/01/2019 (C)	1,465	1,509
Bucks County, Industrial Development Authority, Lane Charter School Project, RB Callable 03/15/2027 @ 100
5.125%, 03/15/2036	2,000	2,091
Butler County, Hospital Authority, Butler Health Systems Project, RB Pre-Refunded @ 100
7.125%, 07/01/2019 (C)	1,500	1,545
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,500	2,835
Commonwealth Financing Authority, Tobacco Master Settlement, RB Callable 06/01/2028 @ 100
5.000%, 06/01/2033	3,500	3,888
Delaware Valley, Regional Finance Authority, Ser C, RB Callable 09/01/2022 @ 100
2.220%, 09/01/2048 (A)	10,000	10,000
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2029	725	767
5.000%, 07/01/2034	875	911
Lancaster County, Hospital Authority, Brethren Village Project, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2031	560	582
5.000%, 07/01/2032	560	580
Lancaster County, Hospital Authority, United Zion Retirement Community, RB Callable 06/01/2027 @ 100
5.000%, 12/01/2032	250	252
5.000%, 12/01/2037	820	814
5.000%, 12/01/2047	2,015	1,967
4.500%, 12/01/2029	665	652

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	$1,940	$2,264
Monroeville, Finance Authority, UPMC Project, RB
5.000%, 02/15/2020	1,000	1,035
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB Callable 09/01/2028 @ 100
5.000%, 09/01/2033	2,815	3,166
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB Callable 11/15/2026 @ 100
5.000%, 11/15/2036	4,485	4,807
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB Callable 07/01/2025 @ 100
5.625%, 07/01/2030	1,810	1,891
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB Pre-Refunded @ 100
6.250%, 10/15/2019 (C)	1,215	1,258
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB Callable 12/21/2018 @ 100
5.000%, 07/01/2021	525	529
Pennsylvania State, GO
5.000%, 07/01/2020	1,500	1,569
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB Callable 05/01/2021 @ 100
5.250%, 05/01/2024	160	170
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB Pre-Refunded @ 100
5.250%, 05/01/2021 (C)	2,520	2,709
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/2019 (D)	3,120	3,192
Pennsylvania State, Turnpike Commission, RB Callable 12/01/2026 @ 100
5.000%, 12/01/2030	5,000	5,578

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Ser A1, RB Callable 12/01/2027 @ 100
5.000%, 12/01/2034	$750	$836
5.000%, 12/01/2036	1,050	1,160
Pennsylvania State, Turnpike Commission, Ser B, RB Callable 12/01/2025 @ 100
5.000%, 12/01/2033	3,000	3,310
Pennsylvania State, Turnpike Commission, Sub-Ser A1, RB Callable 12/01/2024 @ 100
5.000%, 12/01/2030	4,260	4,665
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB Callable 06/01/2026 @ 100
5.000%, 06/01/2028	3,000	3,328
Pennsylvania State, Turnpike Commission, Sub-Ser, RB Callable 12/01/2027 @ 100
5.000%, 12/01/2033	6,000	6,684
5.000%, 12/01/2035	1,000	1,105
Philadelphia, Airport Revenue, Ser B, AMT, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,000	1,118
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB Callable 12/01/2026 @ 100
5.000%, 12/01/2037	4,725	5,032
Philadelphia, School District, Ser A, GO Callable 09/01/2028 @ 100
5.000%, 09/01/2036	2,000	2,196
Philadelphia, School District, Ser F, GO Pre-Refunded @ 100
5.000%, 09/01/2026 (C)	25	29
Philadelphia, School District, Ser F, GO Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,390	3,798
5.000%, 09/01/2030	7,975	8,848
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM Callable 09/01/2023 @ 100
5.000%, 09/01/2025	2,840	3,172

		114,332

Rhode Island — 0.5%
Rhode Island State, Health & Educational Building Authority, Brown University Project, RB
5.000%, 09/01/2022	5,000	5,519

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rhode Island State, Health & Educational Building Authority, University of Rhode Island Project, Ser B, RB Callable 09/15/2026 @ 100
5.000%, 09/15/2028	$1,405	$1,605
Rhode Island State, Tobacco Settlement Financing, Ser A, RB Callable 06/01/2025 @ 100
5.000%, 06/01/2035	3,035	3,144

		10,268

South Carolina — 0.8%
Charleston County, Ser C, GO
5.000%, 11/01/2025	2,900	3,401
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB Callable 12/01/2023 @ 100
5.000%, 12/01/2027	2,500	2,788
South Carolina State, Port Authority, AMT, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2029	2,250	2,602
5.000%, 07/01/2030	1,500	1,720
South Carolina State, Public Service Authority, Ser A, RB Callable 06/01/2026 @ 100
5.000%, 12/01/2029	1,000	1,103
South Carolina State, Public Service Authority, Ser C, RB Callable 12/01/2024 @ 100
5.000%, 12/01/2026	3,800	4,188

		15,802

South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB Callable 11/01/2025 @ 100
5.000%, 11/01/2027	830	940
5.000%, 11/01/2028	900	1,012

		1,952

Tennessee — 1.0%
Greeneville, Health & Educational Facilities Board, Ballad Health Obligation Group, RB Callable 07/01/2023 @ 100
5.000%, 07/01/2031	3,000	3,222
Memphis-Shelby County, Airport Authority, Ser D, RB Callable 07/01/2021 @ 100
5.000%, 07/01/2024	1,890	2,005

20	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/2020	$1,100	$1,152
Nashville & Davidson County, Metropolitan Government, Ser A, GO
5.000%, 01/01/2022	2,250	2,446
Nashville & Davidson County, Metropolitan Government, Ser A, RB Callable 05/15/2023 @ 100
5.000%, 05/15/2029	2,040	2,258
Tennessee State, Energy Acquisition, RB Callable 08/01/2025 @ 100
4.000%, 11/01/2049 (A)	5,000	5,209
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	3,485	3,928

		20,220

Texas — 11.4%
Arlington, Special Tax Revenue, Special Tax, AGM Callable 02/15/2025 @ 100
5.000%, 02/15/2030	2,000	2,235
Austin, Convention Enterprises, Convention Center Hotel, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2031	1,000	1,103
Austin, Electric Utility Revenue, RB Callable 11/15/2026 @ 100
5.000%, 11/15/2032	1,535	1,757
Brownsville, Utilities System Revenue, Ser A, RB Callable 09/01/2023 @ 100
5.000%, 09/01/2024	5,000	5,527
Central Texas, Regional Mobility Authority, RB Callable 01/01/2026 @ 100
5.000%, 01/01/2029	5,095	5,651
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB Callable 07/01/2025 @ 100
5.000%, 01/01/2032	1,350	1,475
Central Texas, Turnpike System, Sub-Ser C, RB Callable 08/15/2024 @ 100
5.000%, 08/15/2031	2,500	2,699
5.000%, 08/15/2033	6,500	6,982
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD Callable 08/15/2024 @ 100
5.000%, 08/15/2027	1,050	1,181

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Conroe, Independent School District, GO, PSF-GTD Pre-Refunded @ 100
5.000%, 02/15/2020 (C)	$430	$445
Conroe, Independent School District, GO, PSF-GTD Callable 02/15/2020 @ 100
5.000%, 02/15/2026	1,655	1,711
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	3,500	4,100
Dallas, Convention Center Hotel Project, Ser A, RB Callable 01/01/2019 @ 100
5.250%, 01/01/2023	3,495	3,503
Dallas, GO
5.000%, 02/15/2026	4,400	5,090
Dallas, Independent School District, GO, PSF-GTD
5.000%, 02/15/2036 (A)	2,685	2,908
Dallas, Independent School District, GO, PSF-GTD Pre-Refunded @ 100
5.000%, 02/15/2022 (A)(C)	40	44
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB Callable 11/01/2023 @ 100
5.250%, 11/01/2026	2,250	2,529
Denton, Utility System Revenue, RB Callable 12/01/2026 @ 100
5.000%, 12/01/2032	7,500	8,556
Dickinson, Independent School District, GO, PSF-GTD Callable 02/15/2024 @ 100
5.000%, 02/15/2031	2,445	2,736
El Paso, GO Callable 08/15/2026 @ 100
5.000%, 08/15/2034	4,050	4,530
El Paso, Water & Sewer Revenue, RB Callable 03/01/2024 @ 100
5.000%, 03/01/2027	1,975	2,215
Harris County, Cultural Education Facilities Finance, Baylor College of Medicine, RB
5.000%, 11/15/2021	1,000	1,076
5.000%, 11/15/2022	1,050	1,154
Harris County, Cultural Education Facilities Finance, TECO Project, RB Callable 11/15/2027 @ 100
5.000%, 11/15/2028	1,250	1,453

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB Callable 11/15/2024 @ 100
5.000%, 11/15/2028	$2,500	$2,780
Harris County, Houston Sports Authority, Ser A, RB Callable 11/15/2024 @ 100
5.000%, 11/15/2029	2,325	2,579
5.000%, 11/15/2030	3,310	3,661
Harris County, Metropolitan Transit Authority, Ser A, RB Pre-Refunded @ 100
5.000%, 11/01/2021 (C)	2,500	2,704
5.000%, 11/01/2021 (C)	3,160	3,418
Harris County, Ser A, GO Callable 10/01/2025 @ 100
5.000%, 10/01/2028	3,600	4,130
Harris County, Toll Road Authority, Ser A, RB Callable 02/15/2028 @ 100
5.000%, 08/15/2031	2,440	2,835
Houston, Airport System Revenue, Sub-Ser B, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2029	3,685	4,333
Houston, Airport System Revenue, Sub-Ser C, AMT, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2032	1,500	1,697
Houston, Airport System Revenue, United Airlines Project, AMT, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2029	3,340	3,585
Houston, Utility System Revenue Authority, First Lien, Ser B, RB Callable 11/15/2023 @ 100
5.000%, 11/15/2028	2,610	2,904
Houston, Utility System Revenue Authority, First Lien, Ser D, RB Callable 11/15/2021 @ 100
5.000%, 11/15/2029	3,000	3,226
Love Field, Airport Modernization, AMT, RB Callable 11/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,119
5.000%, 11/01/2031	1,250	1,394
5.000%, 11/01/2032	2,500	2,786
5.000%, 11/01/2033	1,175	1,305
5.000%, 11/01/2034	1,000	1,106
5.000%, 11/01/2035	1,000	1,102
Lower Colorado, River Authority, RB Callable 05/15/2025 @ 100
5.000%, 05/15/2031	1,000	1,117

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hope, Cultural Education Facilities Finance, Children’s Health System, Ser A, RB Callable 08/15/2027 @ 100
5.000%, 08/15/2030	$1,645	$1,892
North Texas Tollway Authority, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2035	1,800	2,012
North Texas, Municipal Water District, Water System Revenue, RB
5.000%, 09/01/2022	5,000	5,507
North Texas, Municipal Water District, Water System Revenue, RB Callable 09/01/2026 @ 100
5.000%, 09/01/2027	5,560	6,490
North Texas, Tollway Authority, Ser A, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2031	5,000	5,548
5.000%, 01/01/2034	4,785	5,256
North Texas, Tollway Authority, Ser A, RB Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,410	1,587
5.000%, 01/01/2033	995	1,112
North Texas, Tollway Authority, Ser A, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2034	2,500	2,802
5.000%, 01/01/2035	1,000	1,115
North Texas, Tollway Authority, Ser B, RB Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,775	1,991
Plano, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2026	6,000	6,980
San Antonio, Electric and Gas Systems Revenue, RB
5.250%, 02/01/2024	6,000	6,867
San Antonio, Water System Revenue, Ser A, RB
5.000%, 05/15/2023	1,500	1,672
San Antonio, Water System Revenue, Sub-Ser A, RB
5.000%, 05/15/2021	1,000	1,069
5.000%, 05/15/2022	500	546
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB Callable 05/15/2026 @ 100
5.000%, 11/15/2032	1,500	1,689
Texas State, College Student Loan Program, AMT, GO
5.500%, 08/01/2019	1,000	1,022

22	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, GO Callable 04/01/2024 @ 100
5.000%, 10/01/2027	$4,285	$4,821
5.000%, 04/01/2029	3,000	3,357
Texas State, GO Callable 04/01/2026 @ 100
5.000%, 04/01/2028	2,630	3,049
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, AMT, RB Callable 09/01/2023 @ 100
7.000%, 12/31/2038	2,500	2,881
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, Ser LBJ, RB Callable 06/30/2020 @ 100
7.500%, 06/30/2033	1,750	1,875
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, Ser NTE, RB Callable 12/31/2019 @ 100
7.500%, 12/31/2031	2,220	2,333
Texas State, Ser A, GO
5.000%, 10/01/2027	1,130	1,344
Texas State, Texas A&M University, Revenue Financing System, Ser 2017E, RB Callable 05/15/2027 @ 100
5.000%, 05/15/2034	1,665	1,903
Texas State, Transportation Commissions State Highway Fund, RB
5.000%, 10/01/2026	1,905	2,237
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	4,420
Texas State, Water System Revenue, Junior Lien, Ser A, RB Callable 11/15/2023 @ 100
5.000%, 05/15/2025	1,000	1,125
Trinity River Authority, Central Regional Wastewater System Revenue, RB Callable 08/01/2027 @ 100
5.000%, 08/01/2032	1,000	1,158
Trinity River Authority, Tarrant County Water Project, RB
5.000%, 02/01/2025	7,705	8,832
University of Houston, Ser A, RB
5.000%, 02/15/2021	5,045	5,358
5.000%, 02/15/2021 (D)	105	111
University of Houston, Ser C, RB Callable 02/15/2026 @ 100
5.000%, 02/15/2029	3,000	3,439
University of Texas, Revenue Financing System, Ser H, RB
5.000%, 08/15/2025	5,000	5,816

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of Texas, Ser B, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2027	$2,285	$2,597
West Travis County, Public Utility Agency, RB Pre-Refunded @ 100
5.000%, 08/15/2021 (C)	1,000	1,075

		231,329

Utah — 0.6%
Salt Lake City, Airport Revenue, Ser A, AMT, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2035	5,000	5,535
Salt Lake City, Airport Revenue, Ser B, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2035	1,500	1,694
Utah County, IHC Health Services, RB Callable 05/15/2028 @ 100
5.000%, 05/15/2036	2,000	2,270
Utah State, Transit Authority, Sub-Ser, RB, BAM Callable 06/15/2028 @ 100
5.000%, 12/15/2032	1,585	1,822

		11,321

Virginia — 2.4%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB Callable 05/01/2019 @ 100
5.000%, 05/01/2023	975	986
Fairfax County, Industrial Development Authority, Inova Health System Project, Ser S, RB
5.000%, 05/15/2026	3,055	3,563
Fairfax County, Public Improvement Project, Ser A, GO
5.000%, 10/01/2019	1,220	1,252
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,224
Richmond, Public Utility Revenue, RB
5.000%, 01/15/2026	5,000	5,853
Virginia State, College Building Authority, 21st Century College & Equipment Program, Ser A, RB Pre-Refunded @ 100
5.000%, 02/01/2021 (C)	2,000	2,127
Virginia State, College Building Authority, 21st Century College Program, RB Callable 02/01/2027 @ 100
5.000%, 02/01/2031	5,000	5,798

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia State, College Building Authority, Ser A, RB
5.000%, 02/01/2020	$5,000	$5,179
Virginia State, Public Building Authority, Ser B, RB
5.000%, 08/01/2026	10,000	11,779
Virginia State, Small Business Financing Authority, AMT, RB Callable 01/01/2022 @ 100
5.000%, 07/01/2034	3,400	3,545
Virginia State, Tobacco Settlement Financing, Sub-Ser C-1ST, RB Callable 12/17/2018 @ 20
8.190%, 06/01/2047 (E)	41,470	3,746
Virginia State, Transportation Board, RB
5.000%, 09/15/2021	3,410	3,684

		48,736

Washington — 3.6%
King County, Public Hospital District No. 1, GO Callable 12/01/2026 @ 100
5.000%, 12/01/2027	7,720	8,758
King County, Sewer Revenue, Ser A, RB Callable 01/01/2023 @ 100
5.000%, 01/01/2029	4,200	4,611
Port of Seattle, AMT, GO Callable 06/01/2021 @ 100
5.250%, 12/01/2021	1,000	1,072
Port of Seattle, Ser A, RB Callable 08/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,727
Port of Seattle, Ser C, AMT, RB Callable 10/01/2024 @ 100
5.000%, 04/01/2032	1,500	1,640
Seattle, Municipal Light & Power Revenue, Ser A, RB Pre-Refunded @ 100
5.000%, 02/01/2021 (C)	1,455	1,546
Seattle, Municipal Light & Power Revenue, Ser A, RB Callable 02/01/2021 @ 100
5.000%, 02/01/2022	1,230	1,305
Washington State, Convention Center Public Facilities District, Sub-Ser, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2034	2,000	2,263
5.000%, 07/01/2035	2,000	2,252
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser A, RB
5.000%, 07/01/2020	2,000	2,094

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser C, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2031	$1,500	$1,706
Washington State, Electric Revenue, Ser A, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2032	5,330	6,225
Washington State, GO
5.000%, 07/01/2023	5,000	5,606
Washington State, Ser 2015-A1, GO Callable 08/01/2024 @ 100
5.000%, 08/01/2030	2,540	2,848
Washington State, Ser R-2015C, GO Callable 01/01/2025 @ 100
5.000%, 07/01/2032	7,710	8,623
Washington State, Ser R-2015E, GO Callable 01/01/2025 @ 100
5.000%, 07/01/2031	2,730	3,060
Washington State, Ser R-2017A, GO
5.000%, 08/01/2020	5,000	5,247
Washington State, Ser R-2018D, GO Callable 08/01/2027 @ 100
5.000%, 08/01/2032	5,000	5,792
Washington State, Tobacco Settlement Authority, RB
5.000%, 06/01/2021	3,320	3,503
5.000%, 06/01/2022	2,700	2,895

		73,773

West Virginia — 0.3%
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB Callable 06/01/2028 @ 100
5.000%, 06/01/2031	1,250	1,456
5.000%, 06/01/2032	1,510	1,753
5.000%, 06/01/2034	1,000	1,151
5.000%, 06/01/2035	1,005	1,151

		5,511

Wisconsin — 1.5%
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB Callable 08/15/2028 @ 100
5.000%, 08/15/2031	4,155	4,777
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB Callable 05/15/2026 @ 100
5.000%, 11/15/2030	3,810	4,305

24	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, Children’s Hospital of Wisconsin, RB Callable 08/15/2027 @ 100
5.000%, 08/15/2034	$1,835	$2,059
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB Callable 08/15/2024 @ 100
5.000%, 08/15/2034	1,155	1,253
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB Callable 11/01/2024 @ 100
5.000%, 12/01/2029	1,650	1,830
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB Callable 10/01/2022 @ 100
5.000%, 10/01/2023 (B)	700	704
Wisconsin State, Public Finance Authority, Airport Facilities Project, Ser B, AMT, RB
5.000%, 07/01/2022	1,000	1,049
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB Callable 12/01/2027 @ 100
7.000%, 12/01/2050 (B)	1,390	1,563
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB Callable 06/01/2026 @ 100
4.625%, 06/01/2036 (B)	1,305	1,232
Wisconsin State, Public Finance Authority, Celanese Project, Ser A, AMT, RB
5.000%, 01/01/2024 (B)	1,395	1,496
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB Callable 03/01/2026 @ 100
5.000%, 03/01/2034	6,880	7,606
Wisconsin State, Public Finance Authority, Mary Woods Project, Ser A, RB Callable 05/15/2025 @ 102
5.000%, 05/15/2029 (B)	605	637
Wisconsin State, Public Finance Authority, National Gypsum Project, AMT, RB Callable 11/01/2024 @ 100
5.250%, 04/01/2030	2,095	2,186

		30,697

Total Municipal Bonds (Cost $1,989,868) ($ Thousands)		1,995,710

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Cl F
2.020%**	758,418	$758

(Cost $758) ($ Thousands)		758

Total Investments in Securities — 98.7% (Cost $1,990,626) ($ Thousands)		$1,996,468

Percentages are based on Net Assets of $2,023,735 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2018.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2018, the value of these securities amounted to $29,098 ($ Thousands), representing 1.44% of the Net Assets of the Fund.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(D)	Security is escrowed to maturity.
(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(F)	Securities are held in connection with a letter of credit issued by a major bank.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

Q-SBLF — Qualified School Board Loan Fund

RB — Revenue Bond

SA — Special Assessment

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of November 30, 2018 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,995,710	$—	$1,995,710
Cash Equivalent	758	—	—	758

Total Investments in Securities	$758	$1,995,710	$—	$1,996,468

Amounts designated as “—” are $0.

For the period ended November 30, 2018, there were no transfers between levels. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Intermediate-Term Municipal Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value at 8/31/2018	Purchases at Cost	Proceeds from Sales	Value 11/30/2018	Income
SEI Daily Income Trust, Government Fund, Cl F	$—	$54,217	$(53,459)	$758	$20

26	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Short Duration Municipal Fund

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 100.4%
Alabama — 4.0%
Alabama State, Housing Finance Authority, FHA Community Project, Ser C, RB Callable 12/21/2018 @ 100
1.500%, 11/01/2020 (A)	$3,900	$3,891
Black Belt, Energy Gas District, RB Callable 09/01/2023 @ 100
2.441%, 12/01/2048 (A)	12,500	12,500
Black Belt, Energy Gas District, Ser A, RB Callable 04/01/2022 @ 101
4.000%, 08/01/2047 (A)	7,965	8,277
Chatom, Industrial Development Board Revenue Authority, RB Callable 02/01/2019 @ 100
1.650%, 08/01/2037 (A)	4,125	4,122
Jefferson County, Ser C, GO Callable 12/03/2018 @ 102
4.900%, 04/01/2021	425	434
Jefferson County, Ser C, GO Callable 12/31/2018 @ 102
4.900%, 04/01/2021	200	204
Southeast Alabama, Gas Supply District, LIBOR Project, Ser B, RB Callable 03/01/2024 @ 100
2.391%, 06/01/2049 (A)	18,000	17,871
Southeast Alabama, Gas Supply District, Ser A, RB Callable 03/01/2024 @ 100
4.000%, 06/01/2049 (A)	1,000	1,050
Southeast Alabama, Gas Supply District, SIFMA Index Project, Ser C, RB Callable 01/01/2024 @ 100
2.340%, 04/01/2049 (A)	3,500	3,498
Taylor-Ryan, Improvement District, RB
1.840%, 11/01/2035 (A)(B)	485	485

		52,332

Alaska — 0.3%
Matanuska-Susitna Borough, Goose Creek Correctional Center Project, RB
5.000%, 09/01/2020	1,000	1,050
North Slope Borough, GO
5.000%, 06/30/2022	2,940	3,141

		4,191

Arizona — 1.9%
Coconino County, Pollution Control, Nevada Power, Ser B, RB
1.600%, 03/01/2039 (A)	2,300	2,274

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
La Paz County, Excise Tax Refunding Judgment, RB, AGM Callable 12/31/2018 @ 100
1.350%, 07/01/2019	$1,610	$1,598
Maricopa County, Industrial Development Authority, Waste Management Project, AMT, RB Callable 06/01/2019 @ 102
3.375%, 12/01/2031 (A)	3,815	3,846
Maricopa County, Pollution Control, Palo Verde Project, Ser A, RB
2.400%, 06/01/2043 (A)	5,725	5,705
Phoenix, Civic Improvement, Ser A, RB
5.000%, 07/01/2020	2,800	2,929
Phoenix, Industrial Development Authority, Ser A, RB
1.660%, 11/15/2052 (A)	6,200	6,200
Phoenix-Mesa, Gateway Airport Authority, AMT, RB
4.000%, 07/01/2021	530	550
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM Callable 12/04/2018 @ 100
1.900%, 09/01/2045 (A)	1,475	1,475

		24,577

California — 2.8%
California State, Department of Water Resources, Central Project Water System, Ser AT, RB Callable 06/01/2022 @ 100
2.060%, 12/01/2035 (A)	4,750	4,760
California State, Infrastructure & Economic Development Bank, Academy of Sciences Project, RB Callable 02/01/2021 @ 100
2.016%, 08/01/2047 (A)	1,500	1,500
California State, Infrastructure & Economic Development Bank, J Paul Getty Trust Project, RB Callable 01/01/2021 @ 100
1.810%, 10/01/2047 (A)	2,130	2,132
California State, Infrastructure & Economic Development Bank, The J Paul Getty Project, RB Callable 01/01/2020 @ 100
2.149%, 04/01/2038 (A)	2,000	2,005
California State, Municipal Finance Authority, Community Medical Centers Project, Ser A, RB
5.000%, 02/01/2019	1,000	1,005

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Qualified Obligation City of Anaheim System, RB Callable 06/01/2020 @ 100
2.040%, 10/01/2045 (A)	$1,500	$1,501
California State, Municipal Finance Authority, Various Waste Management Projects, Ser A, RB
1.550%, 02/01/2019	1,850	1,847
California State, Ser B, GO Callable 06/01/2021 @ 100
2.375%, 12/01/2031 (A)	1,800	1,815
California State, Statewide Communities Development Authority, Ser D, RB
1.490%, 07/01/2041 (A)	575	575
Deutsche Bank Spears, Ser DBE-7006, RB Callable 12/31/2018 @ 100
2.140%, 04/01/2052 (A)(C)	3,400	3,400
Los Angeles, Department of Airports, RB
5.000%, 05/15/2022	1,100	1,198
Los Angeles, Multi-Family Housing, Jordan Downs Phase 1B Apartments, RB Callable 01/01/2021 @ 100
2.080%, 01/01/2022 (A)	2,800	2,790
Nuveen, California AMT-Free Quality Municipal Income Fund, RB
1.990%, 10/01/2047 (A)(C)	4,000	4,000
Simi Valley, Unified School District, GO
5.000%, 08/01/2019	1,000	1,022
Southern California, Public Power Authority, Magnolia Power Project, Ser 1, RB Callable 04/01/2020 @ 100
2.000%, 07/01/2036 (A)	7,380	7,363
Washington Township, Health Care District, Ser B, RB
5.000%, 07/01/2019	300	304

		37,217

Colorado — 0.6%
Colorado State, Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project, RB
5.000%, 06/01/2019	950	962
Colorado State, Housing & Finance Authority, Multi-Family Housing Loan Program Pass-Through, Crisman Apartments Project, RB, FHA
0.900%, 03/01/2019	1,000	998
E-470, Public Highway Authority, RB Callable 03/01/2019 @ 100
2.471%, 09/01/2039 (A)	2,000	2,002

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Park Creek, Metropolitan District, RB
4.000%, 12/01/2019	$350	$356
University of Colorado, Hospital Authority, RB Callable 09/01/2019 @ 100
4.000%, 11/15/2047 (A)	4,000	4,051

		8,369

Connecticut — 1.6%
Connecticut State, Health & Educational Facilities Authority, Yale University Project, Ser A1, RB
1.000%, 07/01/2042 (A)	3,000	2,985
Connecticut State, Housing Finance Authority, Ser 25, RB
2.700%, 06/15/2023	1,315	1,304
Connecticut State, Ser A, GO
5.000%, 04/15/2020	2,500	2,593
Connecticut State, Ser D, GO
2.610%, 09/15/2019 (A)	700	703
Connecticut State, Ser G, GO
5.000%, 11/01/2020	750	788
Connecticut State, SIFMA Index Project, Ser A, GO
2.680%, 03/01/2025 (A)	1,815	1,821
2.640%, 03/01/2024 (A)	565	568
2.590%, 03/01/2023 (A)	300	301
2.340%, 03/01/2020 (A)	1,125	1,126
Connecticut State, Special Tax Obligation, Transportation Infrastructure Project, Ser A, RB
5.000%, 08/01/2019	3,415	3,482
Connecticut State, Special Tax Obligation, Transportation Infrastructure Project, Ser B, RB
5.000%, 12/01/2019	1,195	1,230
Hartford County, Metropolitan District, Ser A, GO
5.000%, 07/15/2019	290	295
5.000%, 02/01/2021	565	599
Hartford County, Metropolitan District, Ser B, GO
5.000%, 06/01/2020	1,000	1,043
2.000%, 05/01/2020	400	399
New Haven, Ser A, GO
5.250%, 08/01/2020	1,000	1,042
University of Connecticut, Ser A, RB
5.000%, 02/15/2020	1,000	1,035

		21,314

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Delaware — 0.2%
Delaware State, Economic Development Authority, Various Gas Facilities, Ser C, RB Callable 12/01/2018 @ 100
1.820%, 10/01/2028 (A)	$500	$500
Delaware State, Health Facilities Authority, Beebe Medical Center Project, Ser A, RB
5.000%, 06/01/2020	795	816
4.000%, 06/01/2019	885	889

		2,205

District of Columbia — 0.2%
District of Columbia, Housing Finance Agency, Liberty Place Apartments Project, RB
2.130%, 06/01/2021 (A)	2,000	1,993

Florida — 2.3%
Citizens Property Insurance, Ser A1, RB
5.000%, 06/01/2020	3,910	4,073
Citizens Property Insurance, Ser A1, RB Callable 12/01/2019 @ 100
5.000%, 06/01/2020	1,000	1,029
Escambia County, Solid Waste Authority, Gulf Power Project, RB
1.800%, 04/01/2039 (A)	3,750	3,685
Florida State, Citizens Property Insurance, Personal & Commercial Lines Account, Senior Secured, Ser A1, RB
5.000%, 06/01/2021	1,600	1,709
Jacksonville, Ser B, RB
5.000%, 10/01/2021	4,205	4,519
Miami-Dade County, Housing Finance Authority, St. John Plaza Apartments Project, RB
1.780%, 08/01/2019 (A)	2,000	1,997
Orange County, Housing Finance Authority, Citrus Square Apartments, Ser C, RB
2.000%, 01/01/2021 (A)	2,500	2,492
Orlando, Greater Aviation Authority, Ser A, AMT, RB
5.000%, 10/01/2019	1,575	1,611
Palm Beach County, Health Facilities Authority, Active Senior Retirement Communities, RB
4.000%, 11/15/2020	2,630	2,694
Port St. Lucie, Community Redevelopment Agency, TA
5.000%, 01/01/2020	2,805	2,889
4.000%, 01/01/2019	1,235	1,237

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
St. Lucie County, School Board, TAN
3.000%, 06/28/2019	$2,000	$2,012

		29,947

Georgia — 4.7%
Atlanta, Urban Residential Finance Authority, Bethel Towers Apartments Project, RB Callable 07/01/2020 @ 100
2.070%, 07/01/2021 (A)	3,000	2,988
Atlanta, Urban Residential Finance Authority, Wheat Street Towers Project, RB Callable 12/21/2018 @ 100
1.400%, 05/01/2020 (A)	3,750	3,741
Burke County, Development Authority, Oglethorpe Power Corp Project, RB
2.400%, 01/01/2040 (A)	2,345	2,325
Burke County, Development Authority, Plant Vogtle Project, RB
2.200%, 10/01/2032 (A)	2,000	1,998
1.850%, 12/01/2049 (A)	7,615	7,571
Burke County, Development Authority, Vogtle Project, RB
2.500%, 01/01/2052 (A)	19,000	19,000
Fulton County, Development Housing Authority, The Residences at Maggie Capitol Project, RB Callable 03/01/2020 @ 100
2.000%, 03/01/2021 (A)	1,000	997
Macon-Bibb County, Housing Authority, RB Callable 04/01/2020 @ 100
2.040%, 04/01/2021 (A)	3,000	2,991
Main Street Natural Gas, Ser E, RB Callable 09/01/2023 @ 100
2.260%, 08/01/2048 (A)	2,500	2,495
Monroe County, Development Authority, Georgia Power Plant Scherer Project, RB
2.000%, 07/01/2025 (A)	4,805	4,793
Monroe County, Development Authority, Gulf Power Plant Project, RB
2.000%, 09/01/2037 (A)	1,500	1,476
Monroe County, Development Authority, Gulf Power Plant Scherer Project, RB
1.400%, 06/01/2049 (A)	3,320	3,287
Savannah, Housing Authority, Chatham Parkway Apartments Project, RB Callable 08/01/2020 @ 100
2.000%, 08/01/2021 (A)	1,410	1,405

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Waleska, Downtown Development Authority, Reinhardt University Project, RAN Callable 02/01/2019 @ 100
2.000%, 08/01/2019	$7,000	$6,982

		62,049

Hawaii — 1.2%
Honolulu City & County, Rail Transit Project, GO Callable 12/17/2018 @ 100
1.990%, 09/01/2022 (A)	7,500	7,496
1.990%, 09/01/2023 (A)	8,500	8,496

		15,992

Illinois — 7.3%
Bedford Park Village, Hotel/Motel Tax, RB
3.000%, 12/01/2018	340	340
Bolingbrook Village, Special Taxes, RB
4.000%, 03/01/2020	500	510
4.000%, 03/01/2021	1,000	1,031
Brookfield Village, Brookfield Zoo Project, RB
1.700%, 06/01/2038 (A)(B)	200	200
Chicago, O’Hare International Airport, Ser C, RB
5.000%, 01/01/2020	3,000	3,096
Chicago, O’Hare International Airport, Ser F, RB
3.000%, 01/01/2020	1,990	2,011
Chicago, Ser 2002B, GO
5.000%, 01/01/2020	1,800	1,834
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/2019	825	827
5.000%, 01/01/2023	30	32
Chicago, Wastewater Transmission Revenue Authority, Ser C, RB
5.000%, 01/01/2020	1,000	1,029
Chicago, Water Revenue Board, Ser A, RB Callable 11/01/2020 @ 100
5.000%, 11/01/2023	3,000	3,129
Chicago, Waterworks Revenue Authority, RB
5.000%, 11/01/2019	5,610	5,748
Chicago, Waterworks Revenue Authority, Ser 2017-2, RB
5.000%, 11/01/2020	710	744
Chicago, Waterworks Revenue Authority, Ser A, RB Callable 11/01/2020 @ 100
5.000%, 11/01/2021	1,000	1,047
Cicero, Ser A, GO, AGM
5.000%, 01/01/2019	1,160	1,162

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Cook County, High School District No. 214 Arlington Heights, GO
2.000%, 12/01/2019	$1,455	$1,452
Cook County, Ser A, GO
5.000%, 11/15/2019	2,465	2,528
Cook County, Township High School District No. 227 Rich Township, GO
2.000%, 12/01/2018	1,000	1,000
Illinois State, Educational Facilities Authority, University of Chicago Project, Ser B1, RB
1.800%, 07/01/2036 (A)	1,850	1,843
Illinois State, Finance Authority, Bradley University Project, Ser C, RB
5.000%, 08/01/2021	450	478
Illinois State, Finance Authority, Chicago International Charter School Project, RB
4.000%, 12/01/2020	415	422
Illinois State, Finance Authority, Ser A, RB
5.250%, 03/01/2019	250	252
Illinois State, Finance Authority, Silver Cross Hospital and Medical Centers Project, RB Pre-Refunded @ 100
7.000%, 08/15/2019 (D)	3,120	3,227
Illinois State, Finance Authority, Swedish Covenant Hospital Project, RB
5.000%, 08/15/2020	950	985
5.000%, 08/15/2021	400	422
Illinois State, GO
5.000%, 07/01/2019	3,990	4,044
5.000%, 08/01/2019	3,255	3,305
5.000%, 02/01/2020	13,710	14,030
4.000%, 02/01/2021	1,350	1,364
Illinois State, Highway Authority Toll Refunding, Ser A-2, RB, AGM
1.700%, 01/01/2031 (A)	1,500	1,500
Illinois State, RB
5.000%, 06/15/2019	2,125	2,155
Illinois State, RB, NATL
5.750%, 06/15/2019	575	585
Illinois State, Ser B, GO
5.250%, 01/01/2020	3,475	3,560
5.000%, 10/01/2021	2,500	2,597
Illinois State, Ser B, RB
5.000%, 06/15/2019	1,500	1,521
Illinois State, Ser B, RB Callable 06/15/2019 @ 100
5.000%, 06/15/2020	920	933
Illinois State, Ser D, GO
5.000%, 11/01/2020	2,500	2,592
5.000%, 11/01/2021	4,560	4,740
5.000%, 11/01/2022	3,000	3,139

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Toll Highway Authority, Ser A, RB
5.000%, 12/01/2021	$1,725	$1,864
Lake County, Forest Preserve District, Ser A, GO
2.044%, 12/15/2020 (A)	385	385
Macon County, School District No. 61 Decatur, GO, NATL
4.000%, 12/01/2018	560	560
McHenry & Kane Counties, Community Consolidated School District No. 158 Huntley, GO, NATL
2.050%, 01/01/2021 (E)(F)	1,555	1,485
2.050%, 01/01/2021 (F)	1,195	1,129
Regional Transportation Authority, RB, AGM
5.750%, 06/01/2021	1,840	1,994
Regional Transportation Authority, Ser A, RB
5.000%, 07/01/2019	2,045	2,079
Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/2019	2,500	2,542
University of Illinois, Ser A, RB, NATL
5.500%, 04/01/2019	2,000	2,022
University of Illinois, Ser B, RB
5.000%, 04/01/2020	525	539

		96,013

Indiana — 3.4%
Carmel, Redevelopment Authority, Performing Arts Center Project, RB
1.850%, 02/01/2020 (F)	1,000	975
Hammond, Local Public Improvement Bond Bank, RAN
2.375%, 12/31/2018	1,000	1,000
Indiana State, Finance Authority, Duke Energy Project, Ser A2, RB
3.375%, 03/01/2019	6,445	6,465
Indiana State, Finance Authority, Republic Services Project, Ser B, RB
1.850%, 05/01/2028 (A)	2,000	2,000
Indiana State, Health Facility Financing Authority, Ascension Health Credit Group, RB
4.000%, 11/15/2036 (A)	9,225	9,271
1.350%, 11/01/2027 (A)	1,665	1,635
Indiana State, Health Facility Financing Authority, RB
1.375%, 10/01/2027 (A)	1,430	1,410
Indiana State, Health Facility Financing Authority, RB Pre-Refunded @ 100
1.375%, 05/01/2020 (A)(D)	30	30

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/2019	$3,000	$3,034
Jay County, Building First Mortgage, Ser 2009, RB
3.750%, 07/15/2019 (E)	415	417
Rockport, Industry Pollution Control, Indiana Michigan Power Project, Ser D, RB
2.050%, 04/01/2025 (A)	3,475	3,453
St. Joseph County, Economic Development Authority, Saint Mary’s College, Ser A, RB
5.000%, 04/01/2020	705	731
5.000%, 04/01/2021	740	782
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB Callable 06/03/2019 @ 100
2.440%, 12/01/2044 (A)	8,815	8,828
Whiting, Industry Environmental Facilities, BP Products North America Project, RB
1.850%, 06/01/2044 (A)	4,070	4,054

		44,085

Iowa — 0.5%
Buchanan County, People’s Memorial Hospital, RB
1.500%, 12/01/2018	2,750	2,750
Iowa State, Finance Authority, CJ Bio America Project, RB
2.040%, 04/01/2022 (A)(B)	1,300	1,300
Iowa State, Finance Authority, Ser B, RB, GNMA/FNMA/FHLMC Callable 11/02/2020 @ 100
1.990%, 07/01/2047 (A)	2,000	2,003

		6,053

Kansas — 0.2%
Kansas State, Department of Transportation State, Ser C3, RB
2.010%, 09/01/2023 (A)	3,000	2,997

Kentucky — 1.6%
Carroll County, Pollution Control Authority, Kentucky Utilities Project, RB
1.050%, 09/01/2042 (A)	10,000	9,915
Kentucky State, Housing Authority, Parkway Manor Project, RB Callable 12/21/2018 @ 100
1.450%, 03/01/2020 (A)	1,625	1,623
Kentucky State, Property & Building Commission Project No. 100, Ser A, RB
5.000%, 08/01/2020	1,100	1,149

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kentucky State, Rural Water Finance, Ser E1, RAN Callable 09/01/2019 @ 100
2.250%, 03/01/2020	$3,000	$3,001
Louisville & Jefferson County, Metropolitan Government, Gas & Electric Project, RB
1.250%, 06/01/2033 (A)	4,000	3,981
Louisville & Jefferson County, Metropolitan Government, Gas & Electric Project, RB Callable 08/01/2019 @ 100
2.200%, 02/01/2035 (A)	1,300	1,298

		20,967

Louisiana — 0.3%
East Baton Rouge Parish, Industrial Development Board, Ser A, RB
1.710%, 08/01/2035 (A)	2,000	2,000
Louisiana State, Offshore Terminal Authority, Loop Project, RB
2.000%, 10/01/2040 (A)	1,000	981
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2020	1,000	1,055

		4,036

Maryland — 0.1%
Maryland State, Community Development Administration, Multi-Family Mortgage Revenue, Zions Towers Project, Ser A, RB, FHA
2.440%, 03/01/2020	2,000	1,987

Massachusetts — 1.3%
Massachusetts State, Development Finance Agency, UMass Memorial Healthcare Project, Ser I, RB
5.000%, 07/01/2019	575	584
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
4.000%, 07/01/2020	375	383
3.000%, 07/01/2019	225	226
Massachusetts State, Housing Finance Agency, Conduit-Van Brodie Mill Project, RB Callable 07/01/2019 @ 100
2.000%, 07/01/2020 (B)	4,750	4,711
Massachusetts State, Housing Finance Agency, Highland Glen Project, Ser A, RB Callable 02/01/2019 @ 100
1.220%, 08/01/2019 (A)	3,000	2,996

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Housing Finance Agency, RB Callable 06/01/2020 @ 100
2.400%, 06/01/2021 (A)	$4,000	$4,005
Massachusetts State, Ser B, GO
5.000%, 07/01/2023	1,270	1,426
Massachusetts State, Ser C, RAN
4.000%, 06/20/2019	3,000	3,035

		17,366

Michigan — 2.4%
Detroit, Downtown Development Authority, Catalyst Development Project, TA, AGM
5.000%, 07/01/2022	600	646
5.000%, 07/01/2023	420	459
Forest Hills, Public Schools, GO
5.000%, 05/01/2019	1,425	1,443
Grand Rapids, Public Schools, GO, AGM
5.000%, 05/01/2019	4,550	4,607
Michigan State, Finance Authority, Ascension Health Care Project, Ser E1, RB
1.100%, 11/15/2046 (A)	2,000	1,986
Michigan State, Finance Authority, Henry Ford Health System Project, RB
5.000%, 11/15/2019	525	539
5.000%, 11/15/2020	530	557
Michigan State, Finance Authority, State Aid Withholding Revenue Notes, Ser A1
4.000%, 08/20/2019	2,000	2,027
Michigan State, Hospital Finance Authority, Ascension Health Care Project, RB
4.000%, 11/15/2047 (A)	3,825	4,073
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser A2, RB
1.500%, 11/01/2027 (A)	1,550	1,531
Michigan State, Hospital Finance Authority, Ascension Health Credit Group, RB Callable 11/15/2019 @ 100
5.000%, 11/15/2020	2,000	2,060
5.000%, 11/15/2021	2,750	2,823
Michigan State, Strategic Fund, Detroit Edison Project, RB
1.450%, 08/01/2029 (A)	3,400	3,248
Southfield, Public Schools, RB, Q-SBLF
5.000%, 05/01/2019	900	911
University of Michigan, RB Callable 10/01/2021 @ 100
1.880%, 04/01/2033 (A)	2,000	2,002
Wayne County, Airport Authority, Ser A, AMT, RB Callable 12/01/2021 @ 100
5.000%, 12/01/2022	1,000	1,074

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Woodhaven-Brownstown County, School District, School Building and Site Project, GO, Q-SBLF
4.000%, 05/01/2019	$2,140	$2,158

		32,144

Minnesota — 0.6%
Apple Valley, Senior Living Revenue, Minnesota Senior Living Project, RB
4.000%, 01/01/2021	500	514
4.000%, 01/01/2022	555	576
Maple Grove, Health Care Facilities, Maple Grove Hospital Project, RB
3.000%, 05/01/2019	2,000	2,006
Minneapolis, Riverside Homes Project, Ser A, RB Callable 11/01/2019 @ 100
2.400%, 11/01/2021 (A)	1,250	1,251
Minnesota State, Housing Finance Agency, Residential Housing Project, Ser A, AMT, RB, GNMA/FNMA/FHLMC
1.300%, 07/01/2019	395	393
Minnesota State, Trunk Highway Project, Ser E, GO Callable 08/01/2020 @ 100
5.000%, 08/01/2022	3,205	3,357

		8,097

Mississippi — 0.8%
Mississippi State, Business Finance Commission, Chevron USA Project, Ser L, RB Callable 12/03/2018 @ 100
1.720%, 11/01/2035 (A)	500	500
Mississippi State, Business Finance, Coast Electric Power Project, Ser C, RB Callable 05/01/2019 @ 100
2.220%, 05/01/2037 (A)	4,265	4,267
Mississippi State, Business Finance, Waste Management Project, RB
1.350%, 03/01/2029 (A)	500	490
Mississippi State, Development Bank, Jackson Public School District Project, RB
5.000%, 04/01/2019	1,650	1,666
Mississippi State, Hospital Equipment & Facilities Authority, Baptist Memorial Health, RB
2.125%, 09/01/2022 (A)	3,750	3,748

		10,671

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Missouri — 0.5%
Kansas City, Industrial Development Authority, Gotham Apartments Project, RB Callable 08/01/2019 @ 100
1.810%, 02/01/2021 (A)	$1,000	$998
Springfield, Ser B, AMT, RB
5.000%, 07/01/2019	2,940	2,987
St. Charles County, COP
5.000%, 02/01/2019	1,235	1,241
St. Louis, Airport Revenue, Ser B, AMT, RB, AGM
4.000%, 07/01/2019	1,000	1,011

		6,237

Nebraska — 0.1%
Central Plains, Energy Project, Project No. 1, Ser A, RB
5.250%, 12/01/2021	500	538
Scotts Bluff County, Hospital Authority, Regional West Medical Center, RB
5.000%, 02/01/2019	500	501

		1,039

Nevada — 0.1%
Humboldt County, Pollution Control, Sierra Pacific Power Project, Ser A, RB
1.250%, 10/01/2029 (A)	1,750	1,741

New Hampshire — 0.2%
New Hampshire State, Health & Education Facilities Authority Act, Elliot Hospital, RB
5.000%, 10/01/2019	2,600	2,612

		2,612

New Jersey — 9.7%
Burlington County, Bridge Commission, Revenue Notes, Ser C, RB
3.250%, 11/26/2019	1,975	1,997
Cedar Grove Township, BAN
2.500%, 07/18/2019	4,055	4,058
Evesham Township, Ser B, GO
3.000%, 05/09/2019	1,000	1,004
Ewing Township, BAN
3.000%, 06/07/2019	3,664	3,678
Linden, Ser B, GO
2.500%, 12/11/2018	243	243
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
5.250%, 09/01/2019	540	551
5.000%, 12/15/2018	2,050	2,052

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB Callable 03/01/2025 @ 100
2.940%, 09/01/2025 (A)	$4,500	$4,389
New Jersey State, Economic Development Authority, Ser A, RB
4.000%, 07/01/2022	3,500	3,634
New Jersey State, Economic Development Authority, Ser B, RB
5.000%, 11/01/2019	5,000	5,117
New Jersey State, Higher Education Student Assistance Authority, Ser 1B, AMT, RB
5.000%, 12/01/2019	1,000	1,024
5.000%, 12/01/2020	1,500	1,569
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
5.000%, 06/01/2019	1,075	1,090
New Jersey State, Housing & Mortgage Finance Agency, Camden Townhouses Project, Ser F, RB Callable 02/01/2019 @ 100
1.350%, 02/01/2020 (A)	3,500	3,496
New Jersey State, Housing & Mortgage Finance Agency, Carrino Plaza Apartments Project, Ser L, RB Callable 12/21/2018 @ 100
1.500%, 11/01/2019 (A)	5,675	5,661
New Jersey State, Housing & Mortgage Finance Agency, Garden Spires Project, Ser A, RB Callable 08/01/2020 @ 100
2.020%, 08/01/2021 (A)	8,370	8,350
New Jersey State, Housing & Mortgage Finance Agency, RB Callable 10/01/2020 @ 100
2.450%, 10/01/2021 (A)	6,135	6,147
New Jersey State, Housing & Mortgage Finance Agency, Ser B, RB
1.250%, 05/01/2019	4,555	4,533
New Jersey State, Sports & Exposition Authority, Ser A, RB
5.000%, 09/01/2020	1,000	1,041
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 06/15/2019	16,630	16,871
5.000%, 06/15/2020	1,990	2,066
4.000%, 06/15/2019	1,290	1,302
4.000%, 06/15/2020	505	517

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser A, RB Callable 12/15/2018 @ 100
5.375%, 12/15/2025	$1,300	$1,301
New Jersey State, Transportation Trust Fund Authority, Ser A, RB, AGM
5.250%, 12/15/2020	2,360	2,494
New Jersey State, Transportation Trust Fund Authority, Ser B, RB, NATL
5.500%, 12/15/2021	1,615	1,747
New Jersey State, Turnpike Authority, Ser C3, RB
2.210%, 01/01/2023 (A)	5,000	5,001
New Jersey State, Turnpike Authority, Ser C5, RB Callable 07/01/2020 @ 100
2.070%, 01/01/2028 (A)	2,000	2,000
Newark, Ad Valorem Property Tax, GO
3.500%, 10/09/2019	4,825	4,865
Newark, Housing Authority, South Ward Police Facility Project, RB, AGC
4.500%, 12/01/2018	1,080	1,080
Orange Township, General Improvement Project, GO, BAM
2.250%, 12/01/2020	940	946
Paulsboro Borough, Ser B, BAN
2.750%, 02/01/2019	1,387	1,388
Paulsboro Borough, Ser C, BAN
2.750%, 04/10/2019	4,127	4,136
Salem County, Pollution Control Financing Authority, Philadelphia Electric Project, Ser S, AMT, RB
2.500%, 03/01/2025 (A)	2,100	2,098
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2019	3,500	3,549
5.000%, 06/01/2020	5,000	5,200
5.000%, 06/01/2021	4,000	4,227
West Deptford Township, BAN
2.750%, 04/10/2019	6,535	6,549

		126,971

New Mexico — 0.8%
Farmington, Pollution Control, Southern California Edison Project, Ser A, RB
1.875%, 04/01/2029 (A)	1,150	1,130
New Mexico State, Mortgage Finance Authority, South Shiprock Homes Project, RB Callable 12/31/2018 @ 100
1.350%, 06/01/2020 (A)	4,000	3,982

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Mexico State, Municipal Energy Acquisition Authority, Ser A, RB Callable 08/01/2019 @ 100
5.000%, 11/01/2039 (A)	$2,855	$2,905
New Mexico State, Municipal Energy Acquisition Authority, Ser B, RB Callable 02/01/2019 @ 100
2.291%, 11/01/2039 (A)	2,100	2,100

		10,117

New York — 15.7%
Auburn, BAN
3.125%, 08/20/2019	12,691	12,782
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB
5.750%, 07/15/2019	1,935	1,976
Chautauqua County, Capital Resource, Jamestown Center Project, RB
1.700%, 11/01/2031 (A)	1,200	1,195
Chenango Forks, Central School District, BAN
2.500%, 06/18/2019	8,113	8,130
Cortland, BAN
2.750%, 04/12/2019	2,300	2,307
Eastport-South Manors Central School District, TAN
2.750%, 06/25/2019	3,000	3,012
Geneva, City School District, BAN
3.000%, 06/28/2019	5,290	5,318
Glens Falls, BAN Callable 12/21/2018 @ 100
2.100%, 06/07/2019	3,495	3,494
Hempstead Union, Free School District, TAN
2.750%, 06/27/2019	2,000	2,004
Ilion, Housing Authority, John Guy Prindle Apartments Project, RB Callable 01/01/2019 @ 100
2.000%, 07/01/2020 (A)	3,250	3,249
Island Park Village, BAN
3.000%, 03/06/2019	2,442	2,447
Lansingburgh, Central School District at Troy, BAN
2.750%, 07/19/2019	3,975	3,988
Metropolitan New York, Transportation Authority, Ser A4, BAN
4.000%, 08/15/2019	5,000	5,071
Metropolitan New York, Transportation Authority, Ser B2, BAN
5.000%, 05/15/2021	37,270	39,580
Metropolitan New York, Transportation Authority, Ser D2, RB
2.140%, 11/15/2044 (A)	2,000	1,988

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser D2, RB Callable 08/15/2019 @ 100
4.000%, 11/15/2034 (A)	$3,000	$3,040
Metropolitan New York, Transportation Authority, Ser G1, RB Callable 05/01/2019 @ 100
1.841%, 11/01/2032 (A)	1,300	1,296
New York City, GO
5.000%, 08/01/2022	6,430	6,554
New York City, GO, AGM Callable 12/04/2018 @ 100
1.830%, 08/01/2026 (A)	1,000	1,000
New York City, Housing Development, RB Callable 05/01/2019 @ 100
1.850%, 05/01/2021 (A)	2,000	1,997
New York City, Housing Development, Ser G, RB Callable 12/17/2018 @ 100
1.500%, 11/01/2048 (A)	1,990	1,988
New York City, Housing Development, Sustainable Neighborhood Bonds, RB Callable 05/15/2019 @ 100
1.450%, 05/01/2050 (A)	1,005	993
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/2019	2,500	2,537
New York City, Ser C4, GO, AGC Callable 12/07/2018 @ 100
0.200%, 10/01/2027 (A)	350	350
New York City, Water & Sewer System, Ser BB, RB
1.730%, 06/15/2049 (A)	1,370	1,370
New York State, Dormitory Authority, Orange Regional Medical Center, RB
4.000%, 12/01/2018 (C)	1,300	1,300
New York State, Energy Research & Development Authority, NY Electric and Gas, RB
2.000%, 02/01/2029 (A)	3,110	3,092
2.000%, 06/01/2029 (A)	12,635	12,560
New York State, Housing Finance Agency, Ser B, RB, GNMA/FNMA/FHLMC
1.300%, 05/01/2020	10,000	9,894
1.100%, 05/01/2019	2,210	2,202
New York State, Mortgage Agency State, Ser 183, AMT, RB
2.300%, 10/01/2019	2,000	2,001
Nuveen, New York AMT-Free Quality Municipal Income Fund, RB
1.990%, 05/01/2047 (A)(C)	4,000	4,000

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ogdensburg, Enlarged City School District, GO
2.500%, 06/19/2019	$15,185	$15,215
Oyster Bay, Public Improvement Authority, GO
4.000%, 02/15/2020	1,975	2,008
Saratoga County, Capital Resource, Preservation LLC Project, RB
2.000%, 07/01/2020 (A)	1,550	1,550
Schenectady, BAN
3.125%, 05/09/2019	15,054	15,116
Skaneateles Village, BAN
3.250%, 11/15/2019	2,200	2,216
Suffolk County, Ser B, GO
3.000%, 12/28/2018	34	34
Suffolk County, Ser C, GO
5.000%, 05/01/2019	1,325	1,341
Tompkins-Seneca-Tioga, Board of Cooperative Educational Services, RAN
3.000%, 06/28/2019	7,055	7,085
Triborough, Bridge & Tunnel Authority, Ser 2003B-2, RB Callable 06/03/2019 @ 100
1.891%, 01/01/2033 (A)	1,000	1,000
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2020	2,000	2,077
4.000%, 06/01/2019	3,000	3,026
Ulster County, BAN
3.250%, 11/20/2019	3,044	3,081

		206,464

North Carolina — 0.6%
Asheville, Housing Authority, Ledgewood Village Project, RB
1.900%, 12/01/2020 (A)	1,390	1,386
Charlotte, Airport Revenue, Ser B, AMT, RB Callable 07/01/2020 @ 100
5.000%, 07/01/2021	750	783
Charlotte-Mecklenburg, Hospital Authority, RB
1.770%, 01/15/2037 (A)	3,000	3,000
1.770%, 01/15/2038 (A)	1,600	1,600
Montgomery County, Public Facilities, BAN Callable 03/01/2020 @ 100
3.000%, 09/01/2020	1,000	1,010

		7,779

Ohio — 3.8%
Allen County, Hospital Facilities Revenue, Ser A, RB
5.000%, 08/01/2021	2,000	2,127

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
American Municipal Power, Combined Hydroelectric Project, Ser A, RB Callable 02/15/2021 @ 100
2.250%, 02/15/2048 (A)	$4,000	$3,980
Butler County, Hamilton-Mason Improvement Project, BAN
3.000%, 07/25/2019	1,955	1,966
Cuyahoga, Metropolitan Housing Authority, Carver Park Phase I Project, RB
1.000%, 09/01/2019 (A)	4,450	4,450
Franklin County, Sawyer & Trevitt Project, RB Callable 12/31/2018 @ 100
1.300%, 06/01/2020 (A)	4,800	4,781
Hamilton County, Healthcare Improvement, Life Enriching Communities Project, RB
4.000%, 01/01/2019	550	551
4.000%, 01/01/2020	575	580
Kettering, School District, GO
5.000%, 12/01/2018	1,000	1,000
Lancaster, Port Authority, RB
2.141%, 02/01/2019 (A)	2,000	2,000
Lorain County, Sales Tax Receipts, BAN Callable 01/01/2019 @ 100
2.100%, 04/11/2019	2,715	2,715
Lorain County, Transportation Center Project, GO
2.500%, 04/11/2019	3,450	3,458
Lucas County, Hospital Revenue Board, Promedica Healthcare Project, Ser D, RB
4.000%, 11/15/2020	2,100	2,156
Mahoning County, Various Purpose Notes, GO
3.000%, 09/19/2019	2,000	2,015
Ohio State, Housing Finance Agency, RB Callable 05/01/2021 @ 100
2.450%, 05/01/2022 (A)	8,000	8,019
Ohio State, Housing Finance Agency, Sem Manor Project, RB Callable 09/01/2019 @ 100
1.250%, 09/01/2020 (A)	1,700	1,689
Trumbull County, Ser 2, BAN
3.125%, 08/29/2019	2,000	2,012
Willoughby, BAN
3.000%, 06/21/2019	5,800	5,824

		49,323

Oklahoma — 1.2%
Carter County, Independent School District No. 27, Plainville Public Schools Project, GO
1.700%, 07/01/2019	1,115	1,109

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Cleveland County, Moore-Norman Technology Center, School District No. 17, GO
0.050%, 06/01/2019	$4,105	$4,053
Garvin County, Independent School District No. 9, Lindsay Public Schools Project, GO
1.700%, 07/01/2019	1,305	1,297
Kingfisher County, Independent School District No. 16, Hennessey Building Project, GO
1.625%, 06/01/2019	940	934
Logan County, Independent School District No. 1, Guthrie Board of Education, GO
4.000%, 08/01/2020	1,000	1,030
Oklahoma County, Finance Authority, Midwest City-Del City Public School Project, RB
5.000%, 10/01/2022	1,000	1,089
Tulsa County, Broken Arrow Independent School District No. 3, GO
3.000%, 04/01/2019	2,830	2,840
Tulsa County, Industrial Authority, Owasso
Public Schools Project, RB
5.000%, 09/01/2020	1,500	1,573
5.000%, 09/01/2021	1,650	1,771

		15,696

Oregon — 0.1%
Oregon State, Facilities Authority, Ser A, RB
5.000%, 11/01/2019 (E)	1,695	1,741

Other — 1.0%
BB&T Municipal Trust, RB
2.490%, 11/30/2021 (A)(B)(C)	2,190	2,190
2.240%, 11/30/2019 (A)(B)(C)	7,810	7,810
2.090%, 05/31/2019 (A)(B)(C)	3,000	3,000

		13,000

Pennsylvania — 6.2%
Allentown, City School District, TRAN Callable 12/31/2018 @ 100
2.200%, 01/02/2019	2,000	2,000
Armstrong, School District, GO Callable 03/15/2019 @ 100
2.375%, 03/15/2020	715	715
Bethlehem, Area School District, Ser A, RB Callable 11/02/2020 @ 100
2.125%, 01/01/2032 (A)	6,000	5,985
Bethlehem, Area School District, Ser AA, GO, AGC Callable 04/15/2019 @ 100
4.000%, 10/15/2019	850	856

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Cumberland County, Municipal Authority, Diakon Lutheran Ministries Project, RB
4.000%, 01/01/2019	$535	$536
Delaware Valley, Regional Finance Authority, Ser B, RB Callable 09/01/2021 @ 100
2.110%, 09/01/2048 (A)	2,500	2,500
Dover, Area School District, GO
4.000%, 04/01/2020	1,050	1,077
Downingtown, Area School District, GO Callable 12/18/2018 @ 100
2.390%, 05/01/2030 (A)	2,000	2,000
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
4.000%, 12/01/2020	415	427
Indiana County, Industrial Development Authority, Residential Revival Project, RB Callable 12/31/2018 @ 100
1.550%, 04/01/2019	12,260	12,233
Indiana County, Industrial Development Authority, Residential Revival Project, RB Callable 03/01/2020 @ 100
1.450%, 09/01/2020	10,450	10,239
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
1.800%, 09/01/2029 (A)	2,680	2,576
Montgomery County, Industrial Development Authority, Exelon Generation Project, Ser S, RB
2.550%, 12/01/2029 (A)	4,000	3,982
2.500%, 10/01/2030 (A)	2,350	2,341
Pennsylvania State, Capital Region Water Authority, Ser A, RB
5.000%, 07/15/2019	1,350	1,375
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2020	2,500	2,595
5.000%, 06/01/2021	3,000	3,182
Pennsylvania State, Economic Development Financing Authority, AMT, RB
2.050%, 06/01/2044 (A)	1,750	1,750
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, RB
2.800%, 12/01/2033 (A)	2,260	2,260
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, Ser A, AMT, RB
2.625%, 11/01/2021	2,265	2,248

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, GO
5.000%, 07/01/2020	$4,125	$4,315
5.000%, 01/15/2021	1,490	1,576
Pennsylvania State, Higher Educational Facilities Authority, Independent Colleges Project, Ser I4, RB Callable 05/01/2019 @ 100
2.720%, 11/01/2031 (A)	2,500	2,497
Pennsylvania State, Housing Finance Agency, Ser 127A, AMT, RB
1.950%, 10/01/2019	630	628
1.850%, 04/01/2019	375	375
Pennsylvania State, Ser A, COP
5.000%, 07/01/2021	350	372
Pennsylvania State, Turnpike Commission, Ser A1, RB Callable 06/01/2023 @ 100
2.290%, 12/01/2023 (A)	3,000	2,998
Pennsylvania State, Turnpike Commission, Ser B, RB Callable 12/01/2022 @ 100
2.390%, 12/01/2023 (A)	1,500	1,500
Philadelphia, Housing Authority, PHA Headquarters Project, RB
4.000%, 05/01/2021	550	572
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2019	1,000	1,020
Pittsburgh, Housing Authority Revenue, Larimer/East Liberty Phase II Project, RB Callable 10/01/2019 @ 100
1.400%, 10/01/2021 (A)	4,275	4,244
Reading, School District, GO, AGM
5.000%, 03/01/2021	200	211

		81,185

Rhode Island — 0.2%
Rhode Island State, Commerce Department of Transportation, RB
5.000%, 06/15/2019	1,000	1,017
Rhode Island State, Housing & Mortgage Finance, AMT, RB
1.400%, 04/01/2019	1,805	1,800

		2,817

South Carolina — 0.5%
SCAGO, Educational Facilities for Sumter County, School District 17, RB
5.000%, 12/01/2018	1,695	1,695
Spartanburg County, GO
5.000%, 03/01/2022	2,160	2,350

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2018, RB Callable 12/17/2018 @ 100
1.910%, 08/01/2035 (A)(B)(C)	$3,000	$3,000

		7,045

Tennessee — 2.6%
Chattanooga, Health Educational & Housing Facility Board, Chestnut College Flats Apartments Project, RB
1.750%, 12/01/2020 (A)	3,000	2,987
Franklin County, Health & Educational Facilities Board, RB
2.400%, 12/01/2021 (A)	1,365	1,368
Knox County, Health Educational & Housing Facility Board, RB
4.000%, 04/01/2021	750	769
Memphis, Health Educational & Housing Facility Board, Forum College Flats Apartments Project, RB
1.800%, 12/01/2020 (A)	1,000	996
Memphis, Health Educational & Housing Facility Board, RB Callable 08/01/2020 @ 100
2.030%, 08/01/2021 (A)	2,000	1,990
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, 12th & Wedgewood Apartments Project, RB
1.800%, 12/01/2020 (A)	2,000	1,994
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Ascension Credit Union, RB
1.550%, 11/15/2030 (A)	2,390	2,350
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Haynes Garden Apartments Project, RB, GNMA
1.750%, 12/01/2020 (A)	4,000	3,983
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Hermitage Flats Apartment Project, RB
1.300%, 07/01/2020 (A)	3,860	3,841
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Trevecca Towers Project, RB
2.000%, 01/01/2022 (A)	6,500	6,454
Monroe County, BAN Callable 12/21/2018 @ 100
1.200%, 06/15/2019	5,000	4,985

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Shelby County, Health Educational & Housing Facilities Board, RB, AGM
1.720%, 06/01/2042 (A)	$500	$500
Tennessee Energy Acquisition, RB
5.000%, 11/01/2022	1,500	1,633

		33,850

Texas — 13.4%
Alamo Heights, Independent School District, Ser B, GO, PSF-GTD
3.000%, 02/01/2028 (A)	2,465	2,500
Alamo, Community College District, RB
3.000%, 11/01/2046 (A)	1,500	1,510
Alvin, Independent School District, Schoolhouse Project, Ser B, GO, PSF-GTD
1.400%, 02/15/2036 (A)	2,725	2,688
Austin, Affordable Public Facility, Commons Goodnight Apartments, RB
1.850%, 01/01/2021 (A)	5,000	4,953
Bexar County, Health Facilities Development, Army Retirement Residence Foundation, RB
5.000%, 07/15/2019	100	101
Brazoria County, Toll Road Authority, Ser B, BAN
1.450%, 03/01/2020	6,500	6,448
Capital Area, Housing Finance, Hills Leander Apartment Project, RB
2.050%, 08/01/2021 (A)	3,000	2,988
Central Texas, Regional Mobility Authority, RB Callable 07/01/2021 @ 100
4.000%, 01/01/2022	4,000	4,150
Clear Creek, Independent School District, Ser B, GO, PSF-GTD
1.450%, 02/15/2035 (A)	1,500	1,481
Corpus Christi, Independent School District, School Buildings Project, Ser A, GO, PSF-GTD
2.000%, 08/15/2047 (A)	1,125	1,125
Cypress-Fairbanks, Independent School District, Ser A1, GO, PSF-GTD
2.125%, 02/15/2027 (A)	5,000	4,980
Cypress-Fairbanks, Independent School District, Ser B2, GO, PSF-GTD
1.400%, 02/15/2040 (A)	1,500	1,480
Dallas, Independent School District, Ser B3, GO, PSF-GTD
5.000%, 02/15/2036 (A)	5,000	5,029
Fort Bend, Independent School District, Ser A, GO, PSF-GTD
1.750%, 08/01/2040 (A)	3,500	3,492

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Fort Bend, Independent School District, Ser B, GO, PSF-GTD Callable 12/31/2018 @ 100
1.350%, 08/01/2040 (A)	$1,740	$1,732
Fort Bend, Independent School District, Ser C, GO, PSF-GTD
1.350%, 08/01/2042 (A)	9,840	9,703
Fort Bend, Independent School District, Ser D, GO, PSF-GTD
1.500%, 08/01/2042 (A)	7,860	7,676
Goose Creek, Consolidated Independent School District, Ser B, GO, PSF-GTD
1.180%, 02/15/2035 (A)	1,500	1,491
Harlandale, Independent School District, GO, PSF-GTD Callable 08/15/2020 @ 100
3.000%, 08/15/2045 (A)	2,000	2,019
Harris County, Industrial Development, Deer Park Refining Project, RB Pre-Refunded @ 100
5.000%, 12/01/2019 (D)	2,000	2,060
Harris County, RB
2.140%, 08/15/2021 (A)	1,230	1,228
Houston, Combined Utility System Revenue, Ser C, RB Callable 02/01/2021 @ 100
2.004%, 05/15/2034 (A)	1,500	1,496
Houston, Independent School District, GO, PSF-GTD
1.450%, 06/01/2029 (A)	9,205	9,106
Houston, Independent School District, Ser A1B, GO, PSF-GTD
2.200%, 06/01/2039 (A)	6,500	6,501
Houston, Independent School District, Ser A2, GO, PSF-GTD
3.000%, 06/01/2039 (A)	1,460	1,467
Houston, Independent School District, Ser B, GO, PSF-GTD
1.450%, 06/01/2035 (A)	10,000	9,892
Houston, Texas Airport System Revenue, Ser B2, AMT, RB
5.000%, 07/15/2020	1,200	1,238
Lamar, Consolidated Independent School District, Ser A, RB
1.950%, 08/15/2047 (A)	9,500	9,459
Matagorda County, Navigation District No. 1, Central Power and Light Project, AMT, RB
1.750%, 05/01/2030 (A)	5,000	4,919
Mesquite, Independent School District, GO, PSF-GTD
5.000%, 08/15/2019	1,860	1,901

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Mission, Economic Development Authority, Waste Management Project, AMT, RB Callable 08/01/2019 @ 100
2.500%, 08/01/2020	$5,000	$4,990
New Caney, Independent School District, GO, PSF-GTD
3.000%, 02/15/2050 (A)	8,695	8,854
New Hope, Cultural Education Facilities Finance, Childrens Health System, Ser A, RB
5.000%, 08/15/2020	1,630	1,710
North East, Independent School District, Ser B, GO, PSF-GTD Callable 02/01/2019 @ 100
1.420%, 08/01/2040 (A)	1,330	1,297
North Texas, Tollway Authority, Ser C, RB
1.950%, 01/01/2038 (A)	1,410	1,410
Round Rock, Independent School District, GO, PSF-GTD Callable 02/01/2019 @ 100
1.500%, 6.000%, 08/01/2021, 08/01/2040 (A) (G)	1,225	1,197
San Antonio, Electric & Gas Systems Revenue, Junior Lien, Ser B, RB
1.750%, 12/01/2027 (A)	3,000	3,000
San Antonio, Electric & Gas Systems Revenue, Ser S, RB
2.000%, 12/01/2027 (A)	3,820	3,820
San Antonio, Water System, RB Callable 11/01/2021 @ 100
2.000%, 05/01/2043 (A)	1,000	988
Spring Branch, Independent School District, GO, PSF-GTD
3.000%, 06/15/2041 (A)	2,000	2,010
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services, RB
4.000%, 11/15/2019	1,030	1,044
Tarrant County, Cultural Education Facilities Finance, Methodist Hospitals Dallas, RB
1.690%, 10/01/2041 (A)(B)	6,100	6,100
Texas State, Department of Housing & Community Affairs, Crosby Plaza Apartments Project, RB Callable 02/01/2020 @ 100
2.000%, 08/01/2021 (A)	2,800	2,793
Texas State, TRAN
4.000%, 08/29/2019	8,300	8,425
Texas State, Various Water Financial Assistance, Ser B2, GO Callable 12/31/2018 @ 100
2.000%, 08/01/2025 (A)	1,195	1,194

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tomball, Independent School District, Various School Building Projects, Ser B3, GO, PSF-GTD Callable 02/15/2019 @ 100
1.100%, 02/15/2043 (A)	$2,395	$2,379
Travis County, Housing Finance, McKinney Falls Apartments Project, RB Callable 04/01/2020 @ 100
2.000%, 04/01/2021 (A)	8,500	8,476
Williamson County, GO
1.850%, 08/15/2034 (A)	2,000	1,995

		176,495

Utah — 0.6%
Utah County, Hospital Revenue Board, IHC Health Services, RB
1.650%, 05/15/2049 (A)	4,000	4,000
Utah State, Housing Revenue, Lakeview Heights Apartments Project, RB, GNMA
2.000%, 07/01/2021 (A)	3,500	3,465

		7,465

Virginia — 0.8%
Halifax County, Industrial Development Authority, Ser 2010A, RB
2.150%, 12/01/2041 (A)	1,000	996
Louisa, Industrial Development Authority, Ser 2008B, RB
2.150%, 11/01/2035 (A)	2,000	1,993
Newport News, Redevelopment & Housing Authority, Soundview Townhouses Project, RB Callable 08/01/2020 @ 100
2.050%, 08/01/2021 (A)	5,000	4,981
Prince William County, Industrial Development Authority, Glen Arbor Apartments Project, Ser 2017A, RB
1.350%, 07/01/2019 (A)	2,000	1,999
Wise County, Industrial Development Authority, Electric & Power, Ser A, RB
1.875%, 11/01/2040 (A)	1,000	993

		10,962

Washington — 3.5%
Central Puget Sound, Regional Transit Authority, Ser S-2A-R, RB Callable 11/01/2020 @ 100
1.990%, 11/01/2045 (A)	10,000	9,997
Central Puget Sound, Regional Transit Authority, Ser S-2B-R, RB Callable 11/01/2022 @ 100
2.140%, 11/01/2045 (A)	1,500	1,500

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Grant County, Public Utility District No. 2, RB Callable 09/01/2020 @ 100
2.000%, 01/01/2044 (A)	$10,000	$9,944
Pend Oreille County, Public Utility District No. 1 Box Canyon, RB
5.000%, 01/01/2020	1,460	1,498
Seattle, Housing Authority, West Seattle Affordable Housing Project, RB Callable 06/01/2019 @ 100
1.950%, 06/01/2020	9,445	9,415
Seattle, Municipal Light & Power Revenue, Ser B2, RB Callable 11/01/2020 @ 100
1.980%, 05/01/2045 (A)	5,000	4,997
Washington State, Health Care Facilities Authority, Ser A, RB
5.000%, 10/01/2021	1,500	1,614
Washington State, Housing Finance Commission, Royal Hills Apartment Project, Ser 2017A, RB Callable 05/01/2019 @ 100
1.400%, 11/01/2019	7,000	6,951

		45,916

West Virginia — 0.1%
Harrison County, Monongahela Project, AMT, RB
3.000%, 10/15/2037 (A)	750	744

Wisconsin — 0.2%
PMA, Levy & Aid Anticipation Notes Program, Ser A, RB
3.000%, 07/19/2019	1,000	1,006
Wisconsin State, Health & Educational Facilities Authority, Tomah Memorial Hospital, Ser A, BAN Callable 11/01/2019 @ 100
2.650%, 11/01/2020	1,000	994
Wisconsin State, Public Finance Authority, Educational Facilities, Guilford College, RB
5.000%, 01/01/2019	390	391

		2,391

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Wyoming — 0.2%
Wyoming State, Community Development Authority, Ser 4, RB Callable 03/01/2021 @ 100
2.010%, 12/01/2048 (A)	$3,000	$3,000

Total Municipal Bonds (Cost $1,324,033) ($ Thousands)		1,319,192

Total Investments in Securities — 100.4% (Cost $1,324,033) ($ Thousands)		$1,319,192

Percentages are based on Net Assets of $1,313,995 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2018, the value of these securities amounted to $28,700 ($ Thousands), representing 2.18% of the Net Assets of the Fund.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(E)	Security is escrowed to maturity.
(F)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(G)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

BAN — Bond Anticipation Note

COP — Certificate of Participation

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

Q-SBLF — Qualified School Board Loan Fund

RAN — Revenue Anticipation Note

RB — Revenue Bond

SCAGO — South Carolina Association of Government Organizations

Ser — Series

TA — Tax Allocation

TAN — Tax Allocation Note

TRAN — Tax Revenue Anticipation Note

As of November 30, 2018, all of the Fund’s investments were considered level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2018 there were no transfers between levels.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Short Duration Municipal Fund (Concluded)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

16	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

California Municipal Bond Fund

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.0%
California — 99.0%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB Callable 09/01/2020 @ 100
5.250%, 09/01/2024	$3,060	$3,227
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax
5.000%, 09/02/2024	1,390	1,594
5.000%, 09/02/2025	995	1,158
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/2022	1,430	1,585
5.000%, 10/01/2023	2,160	2,445
Anaheim, Housing & Public Improvements Authority, RB Pre-Refunded @ 100
5.000%, 10/01/2021 (A)	425	462
Anaheim, Housing & Public Improvements Authority, RB Callable 10/01/2021 @ 100
5.000%, 10/01/2025	575	622
Anaheim, Successor Agency to the Redevelopment Agency, Ser A, TA
5.000%, 02/01/2027	2,000	2,400
5.000%, 02/01/2028	4,000	4,835
Bakersfield, Wastewater Revenue, Ser A, RB Callable 09/15/2025 @ 100
5.000%, 09/15/2029	1,250	1,450
Burbank, Successor Agency to the Redevelopment Agency, TA, BAM
5.000%, 12/01/2023	625	713
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2022	300	335
5.000%, 10/01/2025	400	473
California State, Educational Facilities Authority, Occidental College Project, Ser A, RB
4.000%, 10/01/2021	500	530
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/2020	225	238
5.000%, 09/01/2021	135	146
5.000%, 09/01/2022 (B)	475	528
5.000%, 09/01/2022	325	362
California State, Educational Facilities Authority, Pepperdine University Project, RB Pre-Refunded @ 100
5.000%, 09/01/2022 (A)	465	517

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Educational Facilities Authority, Pepperdine University Project, RB Callable 09/01/2022 @ 100
5.000%, 09/01/2025	$320	$353
California State, Educational Facilities Authority, Pepperdine University Project, RB Callable 09/01/2025 @ 100
5.000%, 09/01/2026	650	765
California State, Educational Facilities Authority, Redlands University Project, Ser A, RB
5.000%, 10/01/2023	830	935
California State, GO
5.000%, 09/01/2025	1,500	1,754
5.000%, 08/01/2026	15,000	17,702
5.000%, 09/01/2026	2,000	2,363
5.000%, 11/01/2026	5,000	5,920
California State, GO Callable 11/01/2020 @ 100
5.000%, 11/01/2024	1,650	1,746
California State, GO Callable 04/01/2023 @ 100
5.000%, 10/01/2029	4,130	4,561
California State, GO Callable 11/01/2023 @ 100
5.000%, 11/01/2029	3,000	3,352
California State, GO Callable 08/01/2026 @ 100
5.000%, 08/01/2027	3,000	3,521
California State, GO Callable 08/01/2027 @ 100
5.000%, 08/01/2028	2,665	3,161
California State, Health Facilities Financing Authority, Adventist Health System Project, Ser A, RB
5.000%, 03/01/2022	1,200	1,304
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB Callable 06/01/2022 @ 100
5.000%, 06/01/2025	400	440
5.000%, 06/01/2026	350	382
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB Callable 11/15/2022 @ 100
5.000%, 11/15/2024	1,000	1,101
California State, Health Facilities Financing Authority, El Camino Hospital Project, Ser A, RB
5.000%, 02/01/2022	500	546

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

California Municipal Bond Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	$1,000	$1,212
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
5.000%, 11/15/2026	500	598
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB Callable 12/31/2018 @ 100
5.250%, 08/15/2022	3,500	3,534
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2023	1,000	1,140
California State, Infrastructure & Economic Development Bank, Academy of Sciences, RB Callable 02/01/2021 @ 100
2.005%, 08/01/2047 (C)	3,500	3,500
California State, Infrastructure & Economic Development Bank, Clean Water State Revolving Fund, RB
5.000%, 10/01/2024	1,000	1,169
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2023	350	391
5.000%, 02/01/2024	500	568
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,258
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,135
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2024	650	725
5.000%, 07/01/2025	500	563
5.000%, 07/01/2027	1,170	1,333
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2025	1,490	1,678
5.000%, 07/01/2026	450	510
California State, Municipal Finance Authority, Linxs APM Project, AMT, RB Callable 06/30/2028 @ 100
5.000%, 12/31/2028	1,000	1,134
5.000%, 06/30/2029	1,300	1,466
5.000%, 12/31/2029	1,000	1,126
California State, Municipal Finance Authority, Orange County Civic Center Infrastructure Project, RB

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 06/01/2025	$500	$588
5.000%, 06/01/2026	310	370
California State, Public Works Board, Corrections and Rehab Project, Ser A, RB Callable 09/01/2024 @ 100
5.000%, 09/01/2025	3,600	4,121
California State, Public Works Board, Ser B, RB Callable 10/01/2027 @ 100
5.000%, 10/01/2028	2,005	2,363
California State, Public Works Board, Ser F, RB
5.000%, 05/01/2025	1,500	1,730
California State, School Finance Authority, Charter School Refunding Bond, Aspire Public School, RB
5.000%, 08/01/2023 (D)	825	897
California State, Statewide Communities Development Authority, Adventist Health System, RB
5.000%, 03/01/2022	1,000	1,093
California State, Statewide Communities Development Authority, Buck Institute for Research on Aging, RB, AGM
5.000%, 11/15/2022	200	222
California State, Statewide Communities Development Authority, CHF Irvine, RB
5.000%, 05/15/2023	1,500	1,646
5.000%, 05/15/2024	1,445	1,609
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2021	500	538
5.000%, 10/01/2022	500	549
5.000%, 10/01/2023	500	559
California State, Statewide Communities Development Authority, Rady Children’s Hospital, Ser A, RB
5.000%, 08/15/2022	500	552
California State, Statewide Communities Development Authority, University of California, Irvine Campus, RB
5.000%, 05/15/2025	2,180	2,458
5.000%, 05/15/2026	1,355	1,541
California State, Statewide Communities Development Authority, Viamonte Senior Living Project, RB Callable 01/01/2021 @ 100
3.000%, 07/01/2025	2,800	2,830
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,303

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

California Municipal Bond Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, University Revenue Systemwide, Ser A, RB
5.000%, 11/01/2022	$1,000	$1,119
California State, Various Purposes, GO Callable 10/01/2019 @ 100
5.250%, 10/01/2022	5,000	5,140
California State, Various Purposes, GO Callable 03/01/2020 @ 100
5.000%, 03/01/2022	1,000	1,039
California State, Various Purposes, GO Callable 09/01/2022 @ 100
5.000%, 09/01/2025	5,400	5,979
California State, Various Purposes, GO Callable 12/01/2023 @ 100
5.000%, 12/01/2024	5,000	5,673
Carlsbad, Unified School District, Ser B, GO Callable 05/01/2024 @ 100
6.000%, 05/01/2034	2,750	3,203
City of Los Angeles, Department of Airports, Sub-Ser, AMT, RB
5.000%, 05/15/2027	3,000	3,506
Contra Costa, Transportation Authority, Ser A, RB Callable 09/01/2020 @ 100
1.860%, 03/01/2034 (C)	3,000	2,996
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/2024	3,325	3,870
Cupertino, Union School District, Ser B, GO
4.000%, 08/01/2023	845	923
Dublin, Unified School District, GO
5.000%, 08/01/2023	3,075	3,499
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,168
Fresno, Joint Powers Financing Authority, Ser A, RB, AGM
5.000%, 04/01/2025	1,500	1,716
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026	1,500	1,654
5.000%, 06/01/2027	5,000	5,531
Golden State, Tobacco Securitization, Ser A, RB
5.000%, 06/01/2021	1,000	1,069
Golden State, Tobacco Securitization, Ser A1, RB
5.000%, 06/01/2021	2,000	2,126
5.000%, 06/01/2025	3,365	3,695
Golden State, Tobacco Securitization, Ser A1, RB Callable 06/01/2022 @ 100
3.500%, 06/01/2036	3,500	3,425

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization, Ser A1, RB Callable 06/01/2027 @ 100
5.000%, 06/01/2028	$3,500	$3,845
Grossmont, Health Care District, Ser D, GO
5.000%, 07/15/2022	1,020	1,130
Hesperia, Community Redevelopment Agency, Ser A, COP, AGM Callable 09/01/2028 @ 100
5.000%, 09/01/2029	2,275	2,731
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2024	730	849
5.000%, 11/01/2025	1,000	1,183
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	727
Inglewood, Successor Agency to the Redevelopment Agency, Sub-Ser, TA, BAM
5.000%, 05/01/2025	1,000	1,154
5.000%, 05/01/2026	500	584
Jurupa, Public Financing Authority, Ser A, Special Tax
5.000%, 09/01/2019	475	486
Lancaster, Successor Agency to the Redevelopment Agency, TA, AGM
5.000%, 08/01/2024	435	497
5.000%, 08/01/2025	570	663
Lodi, Public Financing Authority, RB, AGM
5.000%, 09/01/2026	1,000	1,185
Long Beach, Bond Finance Authority, Aquarium Pacific Project, RB Callable 11/01/2021 @ 100
5.000%, 11/01/2026	1,000	1,079
Long Beach, Community College District, Ser B, GO Pre-Refunded @ 100
5.000%, 08/01/2022 (A)	1,000	1,112
Long Beach, Harbor Revenue, Ser A, AMT, RB
5.000%, 05/15/2026	1,100	1,279
5.000%, 05/15/2027	2,000	2,346
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/2024	1,000	1,151
Long Beach, Harbor Revenue, Ser C, AMT, RB Callable 05/15/2025 @ 100
5.000%, 05/15/2026	2,370	2,723
Long Beach, Marina Revenue, Alamitos Bay Marina Project, RB
5.000%, 05/15/2021	520	551
5.000%, 05/15/2022	900	969
5.000%, 05/15/2023	700	762

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

California Municipal Bond Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
5.000%, 06/01/2026	$2,400	$2,884
Los Angeles County, Public Works Financing Authority, Ser D, RB
5.000%, 12/01/2022	1,170	1,311
Los Angeles County, Redevelopment Authority, Bunker Hill Project, Ser C, TA
5.000%, 12/01/2024	2,000	2,328
Los Angeles, Community Facilities District, Playa Vista, Phase 1 Project, Special Tax
5.000%, 09/01/2021	1,050	1,131
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB Callable 05/15/2022 @ 100
5.000%, 05/15/2024	1,425	1,553
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
5.000%, 05/15/2023	1,090	1,212
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/2022	1,080	1,194
5.000%, 05/15/2023	800	904
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB Callable 05/15/2026 @ 100
5.000%, 05/15/2027	1,000	1,151
Los Angeles, Department of Airports, Ser B, AMT, RB
5.000%, 05/15/2025	2,000	2,293
Los Angeles, Department of Airports, Sub- Ser, AMT, RB
5.000%, 05/15/2027	3,990	4,663
5.000%, 05/15/2028	1,000	1,177
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/2022	250	278
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2023	750	832
Los Angeles, Harbor Department, Ser A, AMT, RB
5.000%, 08/01/2024	2,000	2,269
Los Angeles, Harbor Department, Ser A, RB
5.000%, 08/01/2025	1,000	1,178
Los Angeles, Unified School District, Ser A, GO

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 07/01/2023	$1,050	$1,187
5.000%, 07/01/2024	1,060	1,221
5.000%, 07/01/2025	2,000	2,343
Los Angeles, Unified School District, Ser A, GO Callable 07/01/2021 @ 100
5.000%, 07/01/2026	2,000	2,148
Los Angeles, Unified School District, Ser B1, GO Callable 01/01/2028 @ 100
5.000%, 07/01/2029	1,000	1,199
Los Angeles, Unified School District, Ser C, GO
5.000%, 07/01/2023	2,000	2,260
Los Angeles, Wastewater System Revenue, Senior Lien, Ser B, RB Callable 06/01/2022 @ 100
5.000%, 06/01/2024	2,500	2,760
Milpitas, Successor Agency to the Redevelopment Agency, Redevelopment Project, TA
5.000%, 09/01/2021	1,000	1,084
Orange County, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2023	525	596
Palm Desert, Successor Agency to the Redevelopment Agency, Ser A, TA, BAM
5.000%, 10/01/2024	1,200	1,390
Palomar, Community College District, GO
5.000%, 05/01/2023	750	851
Peralta, Community College District, Ser A, GO
5.000%, 08/01/2023	580	656
5.000%, 08/01/2024	1,300	1,498
Pittsburg, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2023	3,000	3,350
Pomona, Unified School District, GO, BAM
5.000%, 08/01/2023	665	753
Redlands, Unified School District, GO Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,202
Riverside County, Redevelopment Successor Agency, TA
5.000%, 10/01/2025	560	650
5.000%, 10/01/2026	500	586
Roseville, Finance Authority, Ser A, Special Tax
5.000%, 09/01/2023	550	626
5.000%, 09/01/2025	1,000	1,183
Sacramento County, Airport System Revenue, Ser B, RB

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

California Municipal Bond Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 07/01/2026	$1,000	$1,180
Sacramento, Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Bonds, Ser A, SAB
5.000%, 10/01/2026	850	1,021
Sacramento, Municipal Utility District, Refunding Cosumnes Project, RB
5.000%, 07/01/2024	500	582
Sacramento, Municipal Utility District, Ser D, RB
5.000%, 08/15/2026	1,000	1,203
Sacramento, Successor Agency to the Redevelopment Agency, Ser A, TA, BAM
5.000%, 12/01/2024	1,000	1,154
San Diego County, Regional Airport Authority, Ser B, AMT, RB
5.000%, 07/01/2023	3,465	3,856
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2025	500	570
5.000%, 07/01/2026	400	461
5.000%, 07/01/2027	500	581
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,154
San Diego County, Regional Transportation Commission, Ser A, RB Callable 04/01/2022 @ 100
5.000%, 04/01/2024	2,000	2,198
San Diego County, Sanford Burnham Presbyterian Medical Discovery Institute, RB
5.000%, 11/01/2024	1,200	1,366
San Diego County, Water Authority, RB
5.000%, 05/01/2025	2,155	2,544
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,182
San Diego, Community College District, GO
5.000%, 08/01/2024	1,000	1,166
San Diego, Regional Building Authority, Ser A, RB Callable 10/15/2025 @ 100
5.000%, 10/15/2027	1,000	1,173
San Diego, Successor Agency to the Redevelopment Agency, Ser A, TA
5.000%, 09/01/2022	700	779
San Francisco Bay Area, Rapid Transit District, Ser A, RB
5.000%, 07/01/2025	500	594

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco Bay Area, Toll Authority, RB Callable 04/01/2022 @ 100
5.000%, 04/01/2025	$2,000	$2,193
5.000%, 04/01/2026	1,425	1,560
San Francisco Bay Area, Water Supply & Conservation Agency, Ser A, RB
5.000%, 10/01/2022	2,000	2,226
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2023	1,250	1,413
5.000%, 05/01/2025	1,000	1,177
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser D, AMT, RB
5.000%, 05/01/2026	3,000	3,471
San Francisco City & County, Public Utilities Commission, Sub-Ser, RB
5.000%, 11/01/2026	6,000	7,233
San Francisco City & County, Redevelopment Agency, Mission Bay South Redevelopment Project, Ser B, TA
5.000%, 08/01/2022	235	258
San Francisco City & County, Redevelopment Agency, Mission Bay South Redevelopment Project, Ser C, TA
5.000%, 08/01/2022	275	302
San Francisco City & County, Redevelopment Agency, Mission Bay South Redevelopment Project, Ser S, TA
5.000%, 08/01/2023	425	477
San Francisco City & County, Ser R1, GO Callable 06/15/2023 @ 100
5.000%, 06/15/2026	3,000	3,388
San Francisco, Public Utilities Commission Water Revenue, Ser D, RB
5.000%, 11/01/2027	3,000	3,657
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser D, RB Callable 11/01/2021 @ 100
5.000%, 11/01/2022	990	1,080
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser D, RB Pre-Refunded @ 100
5.000%, 11/01/2021 (A)	10	11
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/2025	2,000	2,357
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2025	1,000	1,127
5.000%, 03/01/2026	1,780	2,027

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

California Municipal Bond Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, TA
5.000%, 08/01/2027	$1,000	$1,205
San Marcos, Successor Agency to the Redevelopment Agency, Ser A, TA
5.000%, 10/01/2021	750	815
Santa Barbara County, Ser B, AMT, TA
5.000%, 12/01/2025	1,440	1,655
Santa Monica-Malibu, Unified School District, GO Callable 08/01/2023 @ 100
5.000%, 08/01/2024	1,055	1,199
Solano County, COP
5.000%, 11/01/2025	700	830
Sonoma-Marin Area, Rail Transit District, Ser A, RB
5.000%, 03/01/2020	750	781
Sonoma-Marin Area, Rail Transit District, Ser A, RB Callable 03/01/2022 @ 100
5.000%, 03/01/2023	725	800
South Orange County, Public Financing Authority, Senior Lien, Ser A, Special Tax Callable 08/15/2021 @ 102
5.000%, 08/15/2023	725	794
5.000%, 08/15/2024	1,000	1,093
Southern California, Metropolitan Water District, Ser A, RB
5.000%, 07/01/2025	1,400	1,661
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB Callable 07/01/2021 @ 100
5.000%, 07/01/2025	500	538
Southern California, Public Power Authority, Ser A, RB
5.250%, 11/01/2025	2,930	3,337
Southern California, Public Power Authority, Sub-Ser A, RB
5.000%, 07/01/2023	1,615	1,830
Southern California, Water Replenishment District, RB
5.000%, 08/01/2025	425	503
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,170
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM Callable 09/01/2026 @ 100
5.000%, 09/01/2027	1,000	1,159
Stockton, Unified School District, GO
5.000%, 08/01/2022	3,000	3,320
Tuolumne, Wind Project Authority, Ser A, RB

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 01/01/2026	$1,000	$1,187
Tustin, Unified School District, GO
5.000%, 06/01/2023	800	907
Tustin, Unified School District, Special Tax
5.000%, 09/01/2023	1,000	1,119
Tustin, Unified School District, Special Tax, BAM
5.000%, 09/01/2022	1,000	1,106
University of California, Regents Medical Center Pooled Revenue, Ser L, RB
5.000%, 05/15/2024	2,000	2,313
University of California, Ser AM, RB Callable 05/15/2024 @ 100
5.000%, 05/15/2025	1,000	1,156
Upland, Community Redevelopment Agency, TA
5.000%, 09/01/2025	1,280	1,475
Upland, San Antonio Regional Hospital, COP
5.000%, 01/01/2027	1,005	1,135
Westlands, Water District, Ser A, RB, AGM
5.000%, 09/01/2023	1,125	1,265
5.000%, 09/01/2025	1,430	1,661

Total Municipal Bonds (Cost $353,355) ($ Thousands)		352,508

	Shares

CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Cl F
2.020%**	64,020	64

(Cost $64) ($ Thousands)		64

Total Investments in Securities — 99.0% (Cost $353,419) ($ Thousands)		$352,572

Percentages are based on Net Assets of $356,014 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2018.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Security is escrowed to maturity.
(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2018.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2018, the value of these securities amounted to $897 ($ Thousands), representing 0.3% of the Net Assets of the Fund.

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

California Municipal Bond Fund (Concluded)

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

L.P. — Limited Partnership

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of November 30, 2018 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$352,508	$—	$352,508
Cash Equivalent	64	—	—	64

Total Investments in Securities	$64	$352,508	$—	$352,572

Amounts designated as “—” are $0.

For the period ended November 30, 2018, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value at 8/31/2018	Purchases at Cost	Proceeds from Sales	Value 11/30/2018	Income
SEI Daily Income Trust, Government Fund, Cl F	$—	$17,595	$(17,531)	$64	$12

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Massachusetts Municipal Bond Fund

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 97.9%
Massachusetts — 97.9%
Belmont, Municipal Purpose Loan, GO
5.000%, 04/15/2024	$1,000	$1,142
Beverly, Municipal Purpose Loan, GO Callable 01/15/2020 @ 100
5.000%, 01/15/2022	500	517
Boston, Ser A, GO
5.000%, 03/01/2023	1,000	1,119
5.000%, 04/01/2023	1,000	1,122
5.000%, 04/01/2027	1,000	1,194
Boston, Ser A, GO Callable 03/01/2024 @ 100
5.000%, 03/01/2025	500	569
Boston, Ser B, GO
5.000%, 04/01/2025	1,700	1,979
Boston, Transit Parking Authority, RB Callable 07/01/2021 @ 100
5.000%, 07/01/2022	500	535
Malden, Municipal Purpose Loan, GO
5.000%, 11/15/2021	1,000	1,085
Marthas Vineyard, Land Bank, RB, BAM
5.000%, 05/01/2023	200	223
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	621
5.000%, 07/01/2025	1,000	1,165
Massachusetts Bay, Transportation Authority, Ser A2, RB
5.000%, 07/01/2026	1,000	1,175
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/2021	1,000	1,081
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/2024	750	877
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/2023	500	558
Massachusetts State, Clean Water Trust, RB
5.000%, 02/01/2023	1,000	1,116
Massachusetts State, Clean Water Trust, RB Callable 02/01/2026 @ 100
5.000%, 02/01/2029	1,000	1,159
Massachusetts State, Department of Transportation, Ser A, RB
5.000%, 01/01/2029	1,000	1,202
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	200	222

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Berklee College Music Project, RB
5.000%, 10/01/2026	$675	$793
Massachusetts State, Development Finance Agency, Boston College Project, Ser S, RB Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,000	1,119
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	226
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O1, RB Callable 10/01/2019 @ 100
5.000%, 10/01/2022	500	512
Massachusetts State, Development Finance Agency, Broad Institute Project, RB
5.000%, 04/01/2025	500	579
Massachusetts State, Development Finance Agency, CareGroup Project, Ser H1, RB
5.000%, 07/01/2024	500	557
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	568
Massachusetts State, Development Finance Agency, CareGroup Project, Ser J1, RB
5.000%, 07/01/2024	500	557
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	236
Massachusetts State, Development Finance Agency, Harvard University, Ser A, RB
5.000%, 07/15/2026	2,480	2,942
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	843
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	1,000	1,123
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
5.000%, 07/01/2023	1,045	1,168
5.000%, 07/01/2025	1,000	1,154
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, Ser O2, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2028	500	569

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Massachusetts Municipal Bond Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
5.000%, 10/01/2026	$600	$656
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	500	568
Massachusetts State, Development Finance Agency, Sterling and Francine Clark Art Institute, RB
4.000%, 07/01/2024	400	435
Massachusetts State, Development Finance Agency, Suffolk University, RB
5.000%, 07/01/2024	500	553
Massachusetts State, Development Finance Agency, Suffolk University, RB Callable 07/01/2019 @ 100
6.000%, 07/01/2024	180	184
Massachusetts State, Development Finance Agency, Tufts University Project, Ser Q, RB
5.000%, 08/15/2023	400	449
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,000	1,114
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2019	500	501
5.000%, 01/01/2021	500	523
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2026	400	442
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/2020	500	518
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	500	537
Massachusetts State, Federal Highway Project, Ser A, RB Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,097
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	622
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,164

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Port Authority, Ser A, AMT, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2028	$250	$288
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,161
Massachusetts State, Port Authority, Ser B, AMT, RB
5.000%, 07/01/2022	690	754
Massachusetts State, Port Authority, Ser B, RB Callable 07/01/2020 @ 100
5.000%, 07/01/2021	500	523
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	594
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 08/15/2021	1,000	1,078
5.000%, 05/15/2023	1,000	1,121
Massachusetts State, School Building Authority, Ser A, RB Callable 08/15/2022 @ 100
5.000%, 08/15/2023	1,000	1,101
Massachusetts State, Ser A, GO
5.000%, 07/01/2026	2,625	3,097
Massachusetts State, Ser B, GO
5.250%, 08/01/2023	250	284
5.000%, 08/01/2023	500	562
5.000%, 07/01/2024	1,000	1,145
5.000%, 07/01/2026	1,000	1,180
5.000%, 07/01/2027	1,000	1,191
5.000%, 01/01/2028	1,500	1,789
Massachusetts State, Ser C, GO
5.000%, 08/01/2024	1,025	1,175
5.000%, 10/01/2024	1,000	1,149
5.000%, 10/01/2025	1,000	1,168
Massachusetts State, Ser D, GO
5.000%, 04/01/2026	1,000	1,176
Massachusetts State, Ser E, GO
5.000%, 11/01/2027	2,000	2,392
5.000%, 09/01/2028	1,000	1,202
Massachusetts State, Transportation Fund Revenue, Rail Enhancement Program, Ser A, RB
5.000%, 06/01/2023	500	561
Massachusetts State, Transportation Fund Revenue, RB Callable 06/01/2024 @ 100
5.000%, 06/01/2030	1,000	1,119

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Massachusetts Municipal Bond Fund (Concluded)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2026	$1,000	$1,180
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/2023	500	569
Massachusetts State, Water Resources Authority, Ser F, RB
5.000%, 08/01/2024	1,000	1,148
Scituate, Municipal Purpose Loan, GO
5.000%, 09/15/2022	1,000	1,106
Springfield, Water & Sewer Commission, Ser C, RB
5.000%, 04/15/2024	400	456
University of Massachusetts, Building Authority, RB
5.000%, 11/01/2026	1,000	1,177
Winchester, Municipal Purpose Loan, GO Callable 07/01/2025 @ 100
5.000%, 07/01/2026	500	580
Woods Hole, Martha’s Vineyard & Nantucket Steamship Authority, Ser A, RB
5.000%, 03/01/2021	1,000	1,065
Worcester, Municipal Purpose Loan, GO
5.000%, 06/15/2024	500	571
Worcester, Municipal Purpose Loan, GO Callable 11/01/2022 @ 100
5.000%, 11/01/2023	1,000	1,105

Total Municipal Bonds (Cost $76,288) ($ Thousands)		75,737

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
2.020%**†	605,985	$606

(Cost $606) ($ Thousands)		606

Total Investments in Securities — 98.7% (Cost $76,894) ($ Thousands)		$76,343

Percentages are based on Net Assets of $77,354 ($ Thousands).

†	Investment in Affiliated Security.
**	Rate shown is the 7-day effective yield as of November 30, 2018.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of November 30, 2018 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$75,737	$—	$75,737
Cash Equivalent	606	—	—	606

Total Investments in Securities	$606	$75,737	$—	$76,343

Amounts designated as “—” are $0.

For the period ended November 30, 2018, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 8/31/18	Purchases at Cost	Proceeds from Sales	Value 11/30/18	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$380	$2,486	$(2,260)	$606	$3

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

New Jersey Municipal Bond Fund

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.3%
Delaware — 0.9%
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	$1,000	$1,127

New Jersey — 91.5%
Bayonne City, Qualified General Improvement Project, GO, BAM
5.000%, 07/01/2024	825	929
Bergen County, Improvement Authority, Ser B, RB
5.000%, 02/15/2023	1,085	1,211
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,523
4.000%, 08/15/2022	1,265	1,350
Brick Township, General Improvement Project, GO
4.000%, 08/15/2019	1,230	1,248
Burlington County, Bridge Commission, RB
5.000%, 10/01/2020	1,200	1,266
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,110
Camden County, Improvement Authority, County Capital Program, RB
5.000%, 01/15/2025	420	483
5.000%, 01/15/2026	1,820	2,122
Carlstadt, School District, GO
5.000%, 05/01/2023	500	556
Carlstadt, School District, GO Callable 05/01/2024 @ 100
5.000%, 05/01/2025	500	562
Essex County, GO
5.000%, 08/01/2025	2,500	2,920
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/2025	1,000	1,186
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	500	573
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,134
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/2023	1,000	1,116
Hudson County, Improvement Authority, Vocational - Technical School Project, RB
5.000%, 05/01/2026	500	581

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Jersey City, Ser A, GO
5.000%, 11/01/2025	$125	$143
Matawan-Aberdeen, Regional School District, GO Callable 09/15/2021 @ 100
5.000%, 09/15/2023	500	536
Middlesex County, Improvement Authority, New Brunswick Cultural Center Project, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,755	2,077
Monmouth County, Improvement Authority, Capital Equipment Pooled Loans, RB
5.000%, 10/01/2020	1,000	1,055
Monmouth County, Improvement Authority, Governmental Pooled Loans, RB
5.000%, 12/01/2025	450	527
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 08/01/2022	1,065	1,175
Monmouth County, Improvement Authority, Ser B, RB
5.000%, 07/15/2020	1,250	1,312
Monmouth County, Various Purpose Bonds, GO
5.000%, 07/15/2025	3,280	3,836
Montgomery Township, Board of Education, GO
5.000%, 04/01/2025	1,300	1,491
Morris County, Ser B, GO
4.000%, 11/15/2019	1,240	1,265
4.000%, 11/15/2020	485	505
New Jersey State, Economic Development Authority, Cigarette Tax, RB Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,069
5.000%, 06/15/2024	685	730
New Jersey State, Economic Development Authority, Cigarette Tax, Ser II, RB Callable 03/01/2022 @ 100
5.000%, 03/01/2025	2,500	2,648
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,136
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB Callable 03/01/2021 @ 100
5.250%, 09/01/2026	2,000	2,101

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	$1,140	$1,301
New Jersey State, Educational Facilities Authority, Higher Education Equipment Leasing, RB
5.000%, 06/01/2020	1,500	1,555
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB Callable 07/01/2026 @ 100
5.000%, 07/01/2028	2,260	2,594
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	1,000	1,147
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,146
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,124
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2027	1,905	2,146
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/2021	935	1,015
5.250%, 09/01/2021 (A)	65	71
5.000%, 09/01/2023	1,000	1,128
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/2021	1,000	1,086
5.000%, 09/01/2020	1,220	1,285
New Jersey State, GO
5.250%, 08/01/2021	2,000	2,150
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	856
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2025	1,000	1,086

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	$2,000	$2,323
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,080	1,218
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Project, RB
5.000%, 07/01/2023	1,000	1,109
New Jersey State, Health Care Facilities Financing Authority, Kennedy Health Systems Project, RB
5.000%, 07/01/2020 (A)	2,040	2,135
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB Callable 07/01/2026 @ 100
5.000%, 07/01/2027	1,000	1,155
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, RB
5.000%, 07/01/2022	500	546
5.000%, 07/01/2025	1,000	1,148
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB Callable 01/01/2024 @ 100
5.000%, 07/01/2026	1,000	1,120
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, Ser B, RB Callable 11/30/2018 @ 100
1.350%, 07/01/2043 (B)(C)	2,500	2,500
New Jersey State, Higher Education Student Assistance Authority, Higher Education Equipment Leasing, Ser 1A, AMT, RB
5.000%, 12/01/2020	1,000	1,046
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2022	1,500	1,622
New Jersey State, Higher Education Student Assistance Authority, Ser 1A-1, AMT, RB
5.000%, 12/01/2021	1,000	1,065
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB Callable 06/01/2028 @ 100
3.350%, 12/01/2029	2,000	1,983

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Institute of Technology, Ser A, RB Pre-Refunded @ 100
5.000%, 07/01/2022 (D)	$430	$474
New Jersey State, Institute of Technology, Ser A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2025	345	375
5.000%, 07/01/2026	280	304
5.000%, 07/01/2027	345	374
New Jersey State, Ser Q, GO
5.000%, 08/15/2020	1,295	1,358
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/2021	2,500	2,705
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/2021	1,600	1,719
5.250%, 12/15/2021 (A)	15	17
New Jersey State, Turnpike Authority, Ser A, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2028	1,430	1,655
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,175
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,145
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,659
New Jersey State, Turnpike Authority, Ser H, RB Pre-Refunded @ 100
5.000%, 01/01/2019 (D)	350	351
New Jersey State, Turnpike Authority, Ser H, RB Callable 01/01/2019 @ 100
5.000%, 01/01/2020	650	652
North Hudson, Sewerage Authority, Ser A, RB Callable 06/01/2022 @ 100
5.000%, 06/01/2023	445	483
5.000%, 06/01/2024	520	564
North Hudson, Sewerage Authority, Ser A, RB Pre-Refunded @ 100
5.000%, 06/01/2022 (D)	570	625
Ocean County, GO
4.000%, 08/01/2019	710	720

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ocean County, Ser A, GO Callable 08/01/2025 @ 100
5.000%, 08/01/2027	$700	$813
Passaic County, Improvement Authority, City of Paterson Project, RB
5.000%, 06/15/2023	400	447
5.000%, 06/15/2024	315	357
5.000%, 06/15/2025	250	288
Passaic County, Improvement Authority, City of Paterson Project, RB Callable 08/01/2025 @ 100
5.000%, 08/01/2027	545	627
Rutgers State University, Ser F, RB Pre-Refunded @ 100
5.000%, 05/01/2019 (D)	2,040	2,067
Rutgers State University, Ser M, RB Callable 05/01/2026 @ 100
5.000%, 05/01/2027	1,000	1,161
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	594
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023	1,000	1,047
South Jersey, Transportation Authority, Ser A, RB
5.000%, 11/01/2020	435	455
Sparta Township, Board of Education, GO
5.000%, 02/15/2023	600	665
Sparta Township, Board of Education, GO Callable 02/15/2025 @ 100
5.000%, 02/15/2026	575	658
Tobacco Settlement Financing, Ser A, RB Callable 06/01/2028 @ 100
5.000%, 06/01/2032	2,330	2,559
Tobacco Settlement Financing, Ser B, RB
3.200%, 06/01/2027	2,000	1,972
Verona Township, Board of Education, GO
5.000%, 03/01/2025	500	570

		111,771

New York — 5.9%
New York & New Jersey, Port Authority, Ser 178, AMT, RB Callable 12/01/2023 @ 100
5.000%, 12/01/2025	2,000	2,216
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/2023	1,000	1,135

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	$1,000	$1,093
5.000%, 09/01/2023	1,000	1,111
New York & New Jersey, Port Authority, Ser 188, AMT, RB
5.000%, 05/01/2023	1,500	1,659

		7,214

Total Municipal Bonds (Cost $120,069) ($ Thousands)		120,112

	Shares

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
1.980%**†	288,652	289

(Cost $289) ($ Thousands)		289

Total Investments in Securities — 98.5% (Cost $120,358) ($ Thousands)		$120,401

Percentages are based on Net Assets of $122,194 ($ Thousands).

†	Investment in Affiliated Security.
**	Rate shown is the 7-day effective yield as of November 30, 2018.
(A)	Security is escrowed to maturity.
(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2018.
(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs as of November 30, 2018 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$120,112	$—	$120,112
Cash Equivalent	289	—	—	289

Total Investments in Securities	$289	$120,112	$—	$120,401

Amounts designated as “—” are $0.

For the period ended November 30, 2018, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 8/31/2018	Purchases at Cost	Proceeds from Sales	Value 11/30/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$88	$8,384	$(8,183)	$289	$9

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

New York Municipal Bond Fund

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.7%
Guam — 0.3%
Territory of Guam, Section 30, Ser A, RB Pre-Refunded @ 100
5.375%, 12/01/2019 (A)	$500	$517

New York — 98.4%
Albany, Municipal Water Finance Authority, Ser A, RB
5.000%, 12/01/2021	585	635
Brookhaven, GO
5.000%, 05/01/2022	1,500	1,648
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/2023	650	719
Buffalo, Municipal Water Finance Authority, Ser A, RB
5.000%, 07/01/2021	500	536
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	492
Build NYC Resource, Ethical Culture Fieldston School Project, RB
5.000%, 06/01/2022	1,000	1,091
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	402
5.000%, 08/01/2027	275	318
Build NYC Resource, Methodist Hospital Project, RB
5.000%, 07/01/2021	250	267
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	592
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/2022	1,100	1,210
Build NYC Resource, YMCA of Greater New York Project, RB
5.000%, 08/01/2022	200	219
Dutchess County, Local Development, The Culinary Institute of America Project, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2029	1,010	1,152
Erie County, Industrial Development Agency, Buffalo School District Project, RB
5.000%, 05/01/2022	1,000	1,095
5.000%, 05/01/2025	500	582
Erie County, Ser B, GO
5.000%, 06/01/2023	400	446
5.000%, 06/01/2024	1,200	1,362
Haverstraw-Stony Point, Central School District, GO
5.000%, 10/15/2022	325	358

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Long Island, Power Authority, RB
5.000%, 09/01/2026	$2,000	$2,331
5.000%, 09/01/2027	1,000	1,174
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2022	750	826
5.000%, 09/01/2023	500	561
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/2021	1,600	1,734
Metropolitan New York, Transportation Authority, Ser A, RB Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,107
Metropolitan New York, Transportation Authority, Ser A1, RB
5.000%, 11/15/2021	1,000	1,078
5.000%, 11/15/2024	2,280	2,578
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2021	1,000	1,078
5.000%, 11/15/2028	3,000	3,493
Metropolitan New York, Transportation Authority, Ser B1, RB Callable 11/15/2023 @ 100
5.000%, 11/15/2024	1,300	1,463
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	2,000	2,283
Metropolitan New York, Transportation Authority, Ser C1, RB Callable 11/15/2025 @ 100
5.000%, 11/15/2026	1,000	1,145
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/2022	1,000	1,098
Metropolitan New York, Transportation Authority, Ser F, RB Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,097
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2023	325	364
5.000%, 05/01/2026	1,000	1,175
Monroe County, Industrial Development Authority, Ser B, RB
5.000%, 07/01/2021	1,035	1,113
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2026	1,050	1,237

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

New York Municipal Bond Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Monroe County, Industrial Development Authority, University of Rochester Project, Ser B, RB
5.000%, 07/01/2022	$1,000	$1,101
Nassau County, Interim Finance Authority, RB
5.000%, 11/15/2024	700	810
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2022	895	971
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,146
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,157
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 10/01/2022	1,000	1,109
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	1,000	1,098
New York & New Jersey, Port Authority, Ser 178, AMT, RB Callable 12/01/2023 @ 100
5.000%, 12/01/2024	2,000	2,221
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,500	1,639
New York & New Jersey, Port Authority, Ser 186, AMT, RB
5.000%, 10/15/2021	2,000	2,148
New York & New Jersey, Port Authority, Ser 197, AMT, RB
5.000%, 11/15/2021	1,500	1,613
New York & New Jersey, Port Authority, Ser 205, RB Callable 11/15/2027 @ 100
5.000%, 11/15/2028	1,685	1,991
New York City, Educational Construction Fund, Ser A, RB Callable 04/01/2021 @ 100
6.500%, 04/01/2022	1,000	1,098
New York City, Housing Development Authority, Ser B1, RB
5.000%, 07/01/2020	1,000	1,046
New York City, Housing Development Authority, Ser B2, RB Callable 07/01/2023 @ 100
5.000%, 07/01/2026	2,500	2,749
New York City, Housing Development Authority, Ser C2A, RB Callable 03/01/2021 @ 100
2.350%, 07/01/2022	1,000	997

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Ser 1, GO Callable 08/01/2027 @ 100
5.000%, 08/01/2028	$1,000	$1,177
New York City, Ser A, GO
5.000%, 08/01/2025	4,915	5,697
New York City, Ser A2, GO
5.000%, 08/01/2026	2,000	2,346
New York City, Ser C, GO
5.000%, 08/01/2025	4,150	4,810
New York City, Ser D, GO Callable 02/01/2023 @ 100
5.000%, 08/01/2023	2,000	2,222
New York City, Ser E, GO
5.000%, 08/01/2024	2,000	2,280
New York City, Ser G, GO
5.000%, 08/01/2023	2,000	2,243
New York City, Ser I1, GO Callable 04/01/2019 @ 100
5.000%, 04/01/2020	40	40
New York City, Ser J, GO
5.000%, 08/01/2022	500	550
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB Callable 01/15/2025 @ 100
5.000%, 07/15/2026	500	571
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB Callable 01/15/2026 @ 100
5.000%, 07/15/2026	1,075	1,245
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB Callable 07/15/2027 @ 100
5.000%, 07/15/2028	1,080	1,268
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D1, RB Callable 11/01/2021 @ 100
5.000%, 11/01/2022	1,000	1,081
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser S, RB
4.000%, 02/01/2023	1,000	1,078
New York City, Water & Sewer System, RB Callable 12/15/2021 @ 100
5.000%, 06/15/2023	2,350	2,551
New York State, Convention Center Development Authority, RB
5.000%, 11/15/2022	1,000	1,107
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/2024	1,000	1,159
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/2023	500	559

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

New York Municipal Bond Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2026	$1,000	$1,140
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/2021	1,000	1,076
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB Pre-Refunded @ 100
5.500%, 07/01/2019 (A)	1,000	1,021
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2023	1,000	1,124
New York State, Dormitory Authority, North Shore Long Island Jewish Center Project, RB
5.000%, 05/01/2022	1,000	1,092
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2021	355	380
5.000%, 07/01/2024	1,000	1,135
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/2020	1,000	1,046
New York State, Dormitory Authority, Pratt Institute Project, Ser A, RB
5.000%, 07/01/2021	250	267
New York State, Dormitory Authority, RB
5.000%, 07/01/2023	1,000	1,116
5.000%, 07/01/2024	1,000	1,150
5.000%, 07/01/2025	1,000	1,159
5.000%, 07/01/2027	2,000	2,364
5.000%, 08/01/2028	1,500	1,722
New York State, Dormitory Authority, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2030	800	925
New York State, Dormitory Authority, RB, AGM
5.000%, 10/01/2026	1,000	1,172
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/2020	1,000	1,054
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	898
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,175

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/2022	$500	$546
5.000%, 12/15/2022	475	527
5.000%, 03/15/2023	750	836
5.000%, 07/01/2023	2,250	2,525
5.000%, 03/15/2025	2,000	2,313
5.000%, 07/01/2025	1,500	1,744
5.000%, 07/01/2026	3,320	3,893
New York State, Dormitory Authority, Ser A, RB Pre-Refunded @ 100
5.250%, 02/15/2019 (A)	5	5
New York State, Dormitory Authority, Ser A, RB Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,250	2,553
New York State, Dormitory Authority, Ser C, RB
5.000%, 03/15/2026	2,400	2,815
New York State, Dormitory Authority, Ser E, RB
5.000%, 03/15/2026	2,750	3,225
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/2023	455	507
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,680	1,882
New York State, Dormitory Authority, State University Project, RB Callable 05/15/2022 @ 100
5.000%, 05/15/2023	1,960	2,143
New York State, Dormitory Authority, Wyckoff Heights Medical Center Project, RB
5.000%, 02/15/2020	2,015	2,086
New York State, Environmental Facilities Authority, New York City Municipal Water Finance Authority Projects, Ser 2017A, RB
5.000%, 06/15/2026	1,000	1,183
New York State, Environmental Facilities Authority, Revolving Funds, RB
5.000%, 05/15/2024	1,445	1,660
New York State, Environmental Facilities Authority, Revolving Funds, RB Callable 06/15/2021 @ 100
5.000%, 06/15/2024	2,500	2,677

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

New York Municipal Bond Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Environmental Facilities Authority, Revolving Funds, RB Callable 06/15/2023 @ 100
5.000%, 06/15/2024	$2,000	$2,243
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB Callable 06/15/2022 @ 100
5.000%, 06/15/2024	1,000	1,097
New York State, Environmental Facilities Authority, Revolving Funds, Ser C, RB Callable 08/15/2027 @ 100
5.000%, 02/15/2028	850	1,014
New York State, Environmental Facilities Authority, Subordinated Revolving Funds, Ser 2014A, RB
5.000%, 06/15/2024	1,500	1,725
New York State, Mortgage Agency, Ser 189, AMT, RB Callable 10/01/2023 @ 100
3.250%, 10/01/2025	2,500	2,521
New York State, Power Authority, Ser A, RB
5.000%, 11/15/2022	500	557
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2027	1,000	1,177
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,275	1,379
New York State, Transportation Development, Terminal One Group Association Project, AMT, RB
5.000%, 01/01/2022	1,000	1,068
New York State, Urban Development, Ser A, RB
5.000%, 03/15/2025	1,200	1,386
Niagara Frontier, Transportation Authority, Buffalo Niagara International Airport Project, AMT, RB
5.000%, 04/01/2021	600	634
Onondaga County, Trust for Cultural Resources, Abby Lane Housing Project, RB
5.000%, 05/01/2026	500	574
5.000%, 05/01/2027	500	578
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/2024	475	549
Sales Tax Asset Receivable, Ser A, RB Callable 10/15/2024 @ 100
5.000%, 10/15/2026	2,500	2,861
Suffolk County, Ser A, GO, AGM
5.000%, 02/01/2026	1,200	1,380

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Suffolk County, Ser D, GO
5.000%, 10/15/2024	$2,000	$2,268
Triborough, Bridge & Tunnel Authority, RB
5.000%, 11/15/2028	2,000	2,422
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/2023	1,500	1,698
5.000%, 11/15/2024	2,000	2,307
Triborough, Bridge & Tunnel Authority, Ser A, RB Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,125	1,308
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2023	2,000	2,264
Triborough, Bridge & Tunnel Authority, Ser B, RB Callable 05/15/2027 @ 100
5.000%, 11/15/2027	1,000	1,189
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2024	2,000	2,215
5.000%, 06/01/2025	750	837
TSASC, Tobacco Settlement Bonds, Ser A, RB Callable 06/01/2027 @ 100
5.000%, 06/01/2030	2,000	2,196
Utility Debt Securitization Authority, RB Callable 06/15/2022 @ 100
5.000%, 06/15/2024	750	822
Utility Debt Securitization Authority, RB Callable 06/15/2023 @ 100
5.000%, 06/15/2025	2,000	2,237
Westchester County, Ser A, GO
5.000%, 01/01/2023	1,000	1,117
Westchester County, Ser B, GO Callable 11/15/2025 @ 100
5.000%, 11/15/2026	500	585
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	1,983

		195,264

Total Municipal Bonds (Cost $196,480) ($ Thousands)		195,781

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

New York Municipal Bond Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F
2.020%**†	593,483	$593

(Cost $593) ($ Thousands)		593

Total Investments in Securities — 99.0% (Cost $197,073) ($ Thousands)		$196,374

Percentages are based on Net Assets of $198,378 ($ Thousands).

†	Investment in Affiliated Security.
**	Rate shown is the 7-day effective yield as of November 30, 2018.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of November 30, 2018 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$195,781	$—	$195,781
Cash Equivalent	593	—	—	593

Total Investments in Securities	$593	$195,781	$—	$196,374

Amounts designated as “—” are $0.

For the period ended November 30, 2018 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value 8/31/18	Purchases at Cost	Proceeds from Sales	Value 11/30/18	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$216	$9,888	$(9,511)	$593	$5

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Pennsylvania Municipal Bond Fund

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.7%
Pennsylvania — 98.2%
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	$550	$633
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	2,841
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB, NATL
6.000%, 07/01/2023	1,000	1,150
Allegheny County, Sanitary Authority, RB, AGM Callable 12/01/2020 @ 100
5.000%, 06/01/2024	1,000	1,052
Allegheny County, Ser C75, GO
5.000%, 11/01/2024	1,000	1,136
Beaver County, Hospital Authority, RB Callable 05/15/2021 @ 100
5.000%, 05/15/2028	1,500	1,585
Berks County, Industrial Development Authority, Health Care Facilities, RB Callable 05/15/2025 @ 102
5.000%, 05/15/2033	500	532
Bethel Park, School District, GO Callable 08/01/2026 @ 100
5.000%, 08/01/2027	1,000	1,169
Bucks County, GO
5.000%, 06/01/2026	1,250	1,472
Bucks County, Water & Sewer Authority, Ser A, RB, AGM Callable 12/01/2024 @ 100
5.000%, 12/01/2026	315	358
Canonsburg-Houston, Joint Authority, Sewer Revenue Authority, Ser A, RB
5.000%, 12/01/2024	1,320	1,476
Capital Region Water, Ser A, RB, BAM
5.000%, 07/15/2023	1,000	1,114
Chester County, School Authority, RB Callable 03/01/2026 @ 100
5.000%, 03/01/2028	1,000	1,135
Chester County, Ser A, GO
5.000%, 07/15/2026	2,320	2,727
Clairton, Municipal Authority, Ser B, RB
5.000%, 12/01/2020	1,035	1,095
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	2,853
Dallastown Area, School District, GO Callable 04/15/2025 @ 100
5.000%, 04/15/2026	1,000	1,144

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Daniel Boone Area, School District, GO Callable 04/01/2025 @ 100
5.000%, 04/01/2026	$1,000	$1,140
Dauphin County, General Authority, Pinnacle Health System Project, Ser 9, RB
5.000%, 06/01/2024	600	673
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	553
Delaware County, Cabrini University Project, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2028	500	549
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	625	722
5.000%, 11/01/2026	425	496
Delaware County, Villanova University Project, RB
5.000%, 08/01/2024	1,000	1,135
Delaware River, Joint Toll Bridge Commission, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,015	1,180
Delaware River, Joint Toll Bridge Commission, Ser A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2023	1,500	1,637
5.000%, 07/01/2025	1,000	1,090
Delaware Valley, Regional Finance Authority, Ser B, RB Callable 09/01/2021 @ 100
2.110%, 09/01/2048 (A)	2,000	2,000
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	724
Gettysburg Area, School District, GO
5.000%, 01/15/2025	1,000	1,136
Hempfield Area, School District, GO, BAM
5.000%, 03/15/2025	1,600	1,822
Hempfield Area, School District, Ser B, GO, BAM
5.000%, 03/15/2022	1,000	1,082
5.000%, 03/15/2023	1,000	1,103
Lackawanna County, GO, BAM
5.000%, 09/01/2024	1,000	1,129
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	800	881

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB Callable 11/01/2027 @ 100
5.000%, 11/01/2028	$1,360	$1,539
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	500	583
Lehigh County, Lehigh Valley Health, Ser A, RB
5.000%, 07/01/2024	1,300	1,456
Methacton, School District, GO
5.000%, 03/01/2024	1,000	1,129
Mifflin County, School District, Ser A, GO, BAM Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,885	2,142
5.000%, 09/01/2026	690	780
5.000%, 09/01/2027	660	742
Monroe County, Hospital Authority, Pocono Medical Center, RB
5.000%, 07/01/2023	1,025	1,125
Monroeville, Finance Authority, RB Callable 08/15/2022 @ 100
5.000%, 02/15/2023	1,000	1,100
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2028	1,500	1,732
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB Callable 11/15/2026 @ 100
5.000%, 11/15/2036	750	804
Montgomery County, Ser C, GO Callable 12/15/2019 @ 100
5.000%, 12/15/2023	160	165
Montgomery County, Ser C, GO Pre-Refunded @ 100
5.000%, 12/15/2019 (B)	35	36
Moon Area, School District, Ser A, GO Callable 11/15/2024 @ 100
5.000%, 11/15/2025	1,000	1,117
Mount Lebanon Hospital Authority, RB
5.000%, 07/01/2027	400	466
Mount Lebanon Hospital Authority, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2029	350	405
Pennridge, School District, Ser B, GO
5.000%, 02/15/2022	1,000	1,086

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennridge, School District, Ser B, GO Callable 02/15/2022 @ 100
5.000%, 02/15/2023	$750	$812
Pennsylvania Higher Educational Facilities Authority, Ser A, RB
5.000%, 02/15/2027	860	1,019
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	590
Pennsylvania State University, Ser B, RB
5.000%, 09/01/2025	1,000	1,165
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,153
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB Callable 08/01/2024 @ 100
5.000%, 02/01/2025	1,000	1,136
Pennsylvania State, GO
5.000%, 09/15/2024	2,000	2,264
5.000%, 08/15/2025	1,500	1,716
5.000%, 01/01/2026	5,000	5,708
Pennsylvania State, Higher Education Assistance Agency, Capital Acquisition Project, RB Callable 12/15/2020 @ 100
5.000%, 12/15/2021	1,000	1,057
Pennsylvania State, Higher Educational Facilities Authority, Bryn Mawr College Project, RB
5.000%, 12/01/2021	555	602
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,317
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 06/15/2026	1,000	1,151
Pennsylvania State, Higher Educational Facilities Authority, RB Callable 06/15/2027 @ 100
5.000%, 06/15/2028	1,500	1,727
Pennsylvania State, Higher Educational Facilities Authority, Ser AT-1, RB
5.000%, 06/15/2026	1,500	1,727
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, Ser 1, RB Callable 04/01/2022 @ 100
5.000%, 04/01/2023	500	542

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB Pre-Refunded @ 100
5.000%, 03/01/2020 (B)	$1,465	$1,517
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, RB
5.000%, 08/15/2026	800	945
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System Project, RB
5.000%, 08/15/2021	1,260	1,354
5.000%, 08/15/2022	1,165	1,280
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/2020	500	526
5.000%, 11/01/2022	660	721
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
5.000%, 01/15/2028	3,000	3,581
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB Callable 05/15/2025 @ 100
5.000%, 05/15/2026	3,000	3,479
Pennsylvania State, Public School Building Authority, City of Harrisburg Project, Ser A, RB, AGM
5.000%, 12/01/2023	1,000	1,109
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM Callable 10/01/2025 @ 100
5.000%, 10/01/2027	1,635	1,850
Pennsylvania State, Ser 1, GO
5.000%, 07/01/2021	1,500	1,604
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/2020	1,000	1,052
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	566
Pennsylvania State, Ser A, COP Callable 01/30/2028 @ 100
5.000%, 07/01/2028	400	455
Pennsylvania State, Turnpike Commission, RB
5.000%, 12/01/2023	500	558
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2022	2,050	2,261

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Ser A, RB Callable 12/01/2026 @ 100
5.000%, 12/01/2027	$325	$376
Pennsylvania State, Turnpike Commission, Ser A, RB, AGM
5.250%, 07/15/2023	2,675	3,017
Pennsylvania State, Turnpike Commission, Ser A1, RB
5.000%, 12/01/2025	850	977
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2024	550	625
5.000%, 12/01/2025	600	690
Pennsylvania State, Turnpike Commission, Sub-Ser, RB Callable 12/01/2027 @ 100
5.000%, 12/01/2028	500	569
Perkiomen Valley, School District, GO Callable 03/01/2024 @ 100
5.000%, 03/01/2025	1,250	1,405
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB Callable 06/15/2025 @ 100
5.000%, 06/15/2026	1,000	1,118
Philadelphia, Airport Revenue Authority, Ser B, AMT, RB
5.000%, 07/01/2027	1,500	1,716
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,468
5.000%, 08/01/2027	1,705	1,962
Philadelphia, Gas Works Revenue Authority, RB Callable 08/01/2025 @ 100
5.000%, 08/01/2026	1,150	1,303
Philadelphia, Gas Works Revenue Authority, RB Callable 10/01/2026 @ 100
5.000%, 10/01/2029	2,000	2,252
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	863
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2023	500	554
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB Callable 05/01/2026 @ 100
5.000%, 05/01/2028	1,005	1,146

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Industrial Development Authority, Temple University Project, Ser 2015, RB
5.000%, 04/01/2025	$1,000	$1,143
Philadelphia, Industrial Development Authority, The Children’s Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	471
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	1,350	1,534
Philadelphia, School District, Ser C, GO
5.000%, 09/01/2020	1,000	1,046
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2023	1,000	1,100
Philadelphia, Ser A, GO
5.000%, 08/01/2027	1,000	1,142
Philadelphia, Water & Wastewater Revenue Authority, Ser A, RB
5.000%, 01/01/2023	1,225	1,353
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	554
5.000%, 11/01/2027	300	353
Pittsburgh & Allegheny County, Sports & Exhibition Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,164
Pittsburgh, GO
5.000%, 09/01/2027	415	480
Pittsburgh, GO, BAM
5.000%, 09/01/2023	1,030	1,145
Pittsburgh, Public Parking Authority, Ser A, RB Callable 06/01/2025 @ 100
5.000%, 12/01/2025	1,060	1,201
Pittsburgh, School District, GO, AGM Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,000	1,134
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,327
Plum Boro, School District, Ser A, GO, BAM Callable 09/15/2023 @ 100
5.000%, 09/15/2024	1,000	1,109
Pocono Mountain, School District, GO, AGM
5.000%, 09/01/2023	1,000	1,114
4.000%, 09/01/2022	1,500	1,587
Rose Tree Media, School District, Ser B, GO Callable 08/01/2021 @ 100
5.000%, 02/01/2025	1,500	1,605
Seneca Valley, School District, Ser C, GO Callable 03/01/2025 @ 100
5.000%, 03/01/2027	1,000	1,137

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Souderton Area, School District, GO
5.000%, 11/01/2024	$1,000	$1,138
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2026	1,620	1,881
5.000%, 03/01/2027	1,000	1,171
Southeastern Pennsylvania, Transportation Authority, RB Callable 09/01/2027 @ 100
5.000%, 03/01/2028	725	849
Spring-Ford Area, School District, Ser A, GO
5.000%, 03/01/2023	500	557
5.000%, 03/01/2024	1,000	1,134
State College Area, School District, GO
5.000%, 05/15/2028	280	331
State College Area, School District, GO Callable 05/15/2028 @ 100
5.000%, 05/15/2029	375	442
Swarthmore, Borough Authority, Swarthmore College Project, RB
5.000%, 09/15/2023	400	452
Swarthmore, Borough Authority, Swarthmore College Project, RB Callable 09/15/2025 @ 100
5.000%, 09/15/2026	1,255	1,463
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	1,000	1,174
Unity Township, Municipal Authority, Ser A, RB, AGM
5.000%, 12/01/2023	1,000	1,118
West Chester Area, School District, Ser A, GO
5.000%, 05/15/2023	1,000	1,121
West Shore Area, Hospital Revenue Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/2021	1,000	1,062
West View, Municipal Authority Water Revenue, RB
5.000%, 11/15/2022	250	276
West York Area, School District, GO
5.000%, 04/01/2022	1,150	1,247
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,129
5.000%, 08/15/2026	610	705
Westmoreland County, Municipal Authority, RB, BAM Callable 08/15/2025 @ 100
5.000%, 08/15/2026	1,000	1,141
Westmoreland County, Ser A, GO
5.000%, 12/01/2021	1,160	1,255

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Pennsylvania Municipal Bond Fund (Concluded)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Westmoreland County, Ser A, GO Callable 06/01/2023 @ 100
5.000%, 12/01/2023	$1,000	$1,115
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	1,000	1,125

		170,101

Puerto Rico — 0.5%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/2019 (C)	820	837

Total Municipal Bonds (Cost $172,211) ($ Thousands)		170,938

	Shares

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
2.020%**	365,765	366

(Cost $366) ($ Thousands)		366

Total Investments in Securities — 98.9% (Cost $172,577) ($ Thousands)		$171,304

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

L.P. — Limited Partnership

NATL— National Public Finance Guarantee Corporation

PEN — Peruvian Nuevo Sol

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of November 30, 2018 , in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$170,938	$—	$170,938
Cash Equivalent	366	—	—	366

Total Investments in Securities	$366	$170,938	$—	$171,304

Amounts designated as “—” are $0.

For the period ended November 30, 2018, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Percentages are based on Net Assets of $173,276 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2018.
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2018.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Security is escrowed to maturity.

The following is a summary of the transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value at 8/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$—	$5,948	$(5,582)	$—	$—	$366	$8

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Tax-Advantaged Income Fund

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 75.3%
Alabama — 1.6%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB Callable 06/01/2026 @ 100
5.750%, 06/01/2045	$800	$853
Jefferson County, Sewer Revenue Authority, Ser D, RB Callable 10/01/2023 @ 105
6.500%, 10/01/2053	12,000	13,962
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	4,000	4,564

		19,379

Alaska — 0.2%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB Callable 12/31/2018 @ 100
6.000%, 12/01/2036 (A)	200	13
Alaska State, Industrial Development & Export Authority, YKHC Project, RB Callable 12/01/2019 @ 100
3.500%, 12/01/2020	1,000	1,007
Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGC Pre-Refunded @ 100
6.000%, 09/01/2019 (B)	1,000	1,030

		2,050

Arizona — 0.9%
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB Callable 02/01/2022 @ 100
5.000%, 02/01/2042	2,500	2,625
Arizona State, Health Facilities Authority, Ser B-RMK, RB
1.730%, 01/01/2046 (C)(D)	600	600
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB Callable 07/01/2026 @ 100
5.375%, 07/01/2050 (E)	1,090	1,102
La Paz County, Industrial Development Authority, Charter School Solutions- Harmony Project, RB
5.000%, 02/15/2028	400	440
Phoenix, Industrial Development Authority, Ser A, RB
1.660%, 11/15/2052 (C)	1,000	1,000

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pima County, Industrial Development Authority, American Leadership Academy Project, RB Callable 06/15/2022 @ 100
5.000%, 06/15/2052 (E)	$3,565	$3,441
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB Callable 12/31/2018 @ 100
5.000%, 06/01/2037	265	232
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/2020	500	523
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser B, RB Callable 10/01/2020 @ 100
4.000%, 10/01/2023 (E)	1,000	1,000

		10,963

California — 8.3%
ABAG, Finance Authority for Nonprofit, Sharp Health Care Project, RB Pre-Refunded @ 100
6.250%, 08/01/2019 (B)	400	412
Bay Area, Toll Authority, Ser S4, RB Pre-Refunded @ 100
5.250%, 04/01/2023 (B)	7,000	7,982
California County, Tobacco Securitization Agency, RB Callable 12/17/2018 @ 17
7.518%, 06/01/2046 (F)	12,000	1,540
California County, Tobacco Securitization Agency, RB Callable 12/17/2018 @ 19
6.208%, 06/01/2046 (F)	10,000	1,752
California State, Educational Facilities Authority, Loma Linda University, Ser A, RB Callable 04/01/2027 @ 100
5.000%, 04/01/2042	5,200	5,747
California State, GO Pre-Refunded @ 100
6.000%, 04/01/2019 (B)	710	720
California State, GO Callable 04/01/2019 @ 100
6.000%, 04/01/2038	1,290	1,307
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB Pre-Refunded @ 100
6.000%, 07/01/2019 (B)	1,000	1,025

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB Pre-Refunded @ 100
5.000%, 08/15/2019 (B)	$2,000	$2,046
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB Callable 11/01/2019 @ 100
6.500%, 11/01/2038	1,000	1,045
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB Pre-Refunded @ 100
7.750%, 04/01/2021 (B)	1,360	1,509
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB Callable 11/01/2026 @ 100
5.000%, 11/01/2046 (E)	1,000	1,057
California State, Municipal Finance Authority, Community Medical Centers Project, Ser A, RB Callable 02/01/2027 @ 100
5.000%, 02/01/2047	1,950	2,113
California State, Pollution Control Financing Authority, RB Callable 12/31/2018 @ 100
5.000%, 07/01/2037 (E)	3,750	3,773
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB Callable 11/01/2026 @ 100
4.750%, 11/01/2046	1,500	1,584
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB Callable 07/01/2025 @ 100
4.300%, 07/01/2040	1,500	1,547
California State, Public Finance Authority, Claremont Colleges Project, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2037 (E)	765	773
California State, School Finance Authority, Downtown Prep-Obligated Group, RB Callable 06/01/2026 @ 100
5.000%, 06/01/2046 (E)	1,000	1,005
5.000%, 06/01/2051 (E)	1,000	995
California State, School Finance Authority, Public Schools Project, Ser A, RB Callable 08/01/2025 @ 100
5.000%, 08/01/2045 (E)	1,000	1,041

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/2021 (G)	$200	$216
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (E)	2,500	2,567
California Statewide, Financing Authority, Tobacco Settlement, Ser B, RB Callable 12/31/2018 @ 100
6.000%, 05/01/2037	7,500	7,501
Chino, Public Financing Authority, SAB Callable 09/01/2022 @ 100
5.000%, 09/01/2027	1,280	1,367
5.000%, 09/01/2030	1,000	1,058
5.000%, 09/01/2034	900	947
Foothill-Eastern, Transportation Corridor Agency, Ser B3, TRAN Callable 07/15/2022 @ 100
5.500%, 01/15/2053 (C)	6,250	6,887
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB Callable 09/01/2025 @ 100
5.000%, 09/01/2040	2,000	2,129
Golden State, Tobacco Securitization, Ser A1, RB Callable 06/01/2022 @ 100
5.000%, 06/01/2047	2,250	2,158
Golden State, Tobacco Securitization, Ser A2, RB Callable 06/01/2022 @ 100
5.000%, 06/01/2047	9,000	8,640
Imperial, Irrigation District, Electric System Revenue, Ser C, RB Pre-Refunded @ 100
5.000%, 11/01/2020 (B)	1,540	1,635
Long Beach, Towne Center Project, SAB Callable 04/01/2019 @ 100
5.400%, 10/01/2023	650	655
Morongo Band of Mission Indians, Ser B, RB Callable 10/01/2028 @ 100
5.000%, 10/01/2042 (E)	3,500	3,551
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	8,051
Palomar Pomerado, Health Care Authority, Ser D, COP Pre-Refunded @ 100
5.250%, 11/01/2020 (B)	470	491

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
6.770%, 08/01/2038 (F)	$5,410	$2,455
Roseville, West Park Community Facilities Authority, SAB Callable 09/01/2025 @ 100
5.000%, 09/01/2030	1,000	1,085
5.000%, 09/01/2031	1,000	1,081
5.000%, 09/01/2032	1,000	1,075
San Clemente, Special Tax Community, GO Callable 09/01/2025 @ 100
5.000%, 09/01/2046	1,100	1,163
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB Callable 08/01/2022 @ 100
5.000%, 08/01/2030	1,000	1,079
Stockton, Public Financing Authority, Delta Water Supply Project, Ser A, RB Callable 10/01/2023 @ 100
6.250%, 10/01/2038	1,500	1,747
6.250%, 10/01/2040	1,000	1,162
Tobacco Securitization Authority of Northern California, Sub-Ser B, RB Callable 12/17/2018 @ 21
6.237%, 06/01/2045 (F)	11,000	1,898
Tobacco Securitization Authority of Southern California, Sub-Ser, RB Callable 12/17/2018 @ 18
6.332%, 06/01/2046 (F)	12,000	1,832
Tustin, Community Facilities District, GO Callable 09/01/2025 @ 100
5.000%, 09/01/2040	750	803
Windsor, Unified School District, Election 2008, Ser D, GO
6.940%, 08/01/2035 (F)	1,800	929

		103,135

Colorado — 1.2%
Brighton, Crossing Metropolitan District No. 4, Ser A, GO Callable 12/01/2022 @ 103
5.000%, 12/01/2037	525	530
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/2045	1,250	1,323
Colorado State, E-470 Public Highway Authority, Ser C, RB Callable 09/01/2020 @ 100
5.375%, 09/01/2026	2,500	2,622

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Colorado State, Educational & Cultural Facilities Authority, Eagle Ridge Academy Project, RB Callable 11/01/2021 @ 100
3.625%, 11/01/2026 (E)	$685	$660
Colorado State, Health Facilities Authority, Frasier Meadows Retirement Community, RB
5.000%, 05/15/2022	500	529
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	800
Copperleaf, Metropolitan District No. 2, GO Callable 12/01/2020 @ 103
5.750%, 12/01/2045	1,000	1,037
Cornerstar, Metropolitan District, Ser A, GO
3.500%, 12/01/2021	500	504
Denver, Regional Transportation District, Denver Transportation Partners Project, RB Callable 07/15/2020 @ 100
6.000%, 01/15/2034	500	516
Dominion, Water & Sanitation District, RB Callable 12/01/2021 @ 102
6.000%, 12/01/2046	1,500	1,577
Prairie Center, Metropolitan District No. 3, Ser A, RB Callable 12/15/2026 @ 100
5.000%, 12/15/2041 (E)	875	876
Serenity Ridge, Metropolitan District No. 2, Ser A, GO Callable 12/01/2023 @ 103
5.125%, 12/01/2037	550	553
Solaris, Metropolitan District No. 3, Ser A, GO Callable 12/01/2021 @ 103
5.000%, 12/01/2046	1,880	1,902
Sterling Ranch, Community Authority Board, Sub-Ser B, RB Callable 12/15/2022 @ 102
7.500%, 12/15/2047	1,090	1,064
Whispering Pines, Metropolitan District No. 1, Ser A, GO Callable 12/01/2022 @ 103
5.000%, 12/01/2047	500	484

		14,977

Connecticut — 0.8%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB Callable 09/01/2026 @ 100
5.000%, 09/01/2046 (E)	1,000	1,005
5.000%, 09/01/2053 (E)	1,500	1,483

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut State, Health & Educational Facility Authority, Hartford Health Care Project, Ser A, RB, AGM Callable 07/01/2021 @ 100
5.000%, 07/01/2041	$5,000	$5,241
Connecticut State, Higher Education Supplement Loan Authority, Ser S, AMT, RB
5.000%, 11/15/2022	425	456
New Haven, Ser A, GO
5.000%, 08/01/2026	580	632
5.000%, 08/01/2027	1,000	1,092

		9,909

Delaware — 0.2%
Delaware State, Economic Development Authority, Newark Charter School Project, RB Callable 03/01/2022 @ 100
5.000%, 09/01/2042	425	437
4.625%, 09/01/2032	1,635	1,681

		2,118

District of Columbia — 0.5%
District of Columbia, Ser B, RB, NATL Callable 12/06/2018 @ 100
6.344%, 08/01/2037 (C)	5,950	5,950

Florida — 3.0%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB Callable 10/01/2022 @ 102
8.000%, 10/01/2032	500	566
8.000%, 10/01/2042	1,000	1,126
Atlantic Beach, Fleet Landing Project, Ser B, RB Callable 11/15/2023 @ 100
5.625%, 11/15/2043	1,325	1,429
Broward County, Airport System Revenue, Ser Q1, RB Callable 10/01/2022 @ 100
5.000%, 10/01/2037	2,000	2,134
Capital Trust Agency, First Mortgage Revenue, Tallahassee Tapestry Senior Housing Project, Ser 2015A, RB Callable 12/01/2025 @ 100
7.125%, 12/01/2050 (E)	1,000	1,028
Capital Trust Agency, First Mortgage Revenue, Tapestry Walden Project, RB Callable 07/01/2027 @ 100
6.750%, 07/01/2037 (E)	1,585	1,608

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Capital Trust Agency, H-Bay Ministries, RB Callable 07/01/2023 @ 103
5.000%, 07/01/2053	$750	$734
Florida State, Development Finance, Brightline Passenger Rail Project, AMT, RB Callable 01/01/2019 @ 105
5.625%, 01/01/2047 (C)(E)	7,000	7,241
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/2021	500	518
Florida State, Developmental Finance Authority, Southwest Charter Foundation Project, Ser A, RB Callable 06/15/2027 @ 100
6.000%, 06/15/2037 (E)	2,150	2,151
Florida State, Developmental Finance Authority, Waste Pro USA Project, AMT, RB
5.000%, 08/01/2029 (C)(E)	1,000	1,023
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB Callable 06/01/2028 @ 100
4.500%, 06/01/2033 (E)	500	504
Florida State, Village Community Development District No. 10, SAB Callable 05/01/2023 @ 100
6.000%, 05/01/2044	2,080	2,338
Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB Callable 10/01/2022 @ 100
5.000%, 10/01/2028	2,350	2,556
Miami-Dade County, Industrial Development Authority, Biscayne Properties Project, Ser A, RB Callable 06/01/2025 @ 100
5.000%, 06/01/2035	4,745	4,774
Miami-Dade County, Special Obligation, Sub-Ser, RB Callable 10/01/2026 @ 82
4.320%, 10/01/2032 (F)	2,900	1,654
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB Callable 05/01/2023 @ 100
5.000%, 05/01/2029	1,000	1,040
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB Callable 06/01/2022 @ 102
7.500%, 06/01/2049	1,000	1,125

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB Callable 05/15/2025 @ 103
5.000%, 05/15/2033	$600	$648
4.000%, 05/15/2028	1,205	1,227
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB Pre-Refunded @ 100
5.875%, 08/01/2020 (B)	500	531
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	355	351
4.500%, 05/01/2023	245	244
Village Community Development District No. 12, SAB
3.250%, 05/01/2023 (E)	1,000	999

		37,549

Georgia — 2.0%
Atlanta, Department of Aviation, Airport & Marina Revenue, Ser B, RB Callable 01/01/2022 @ 100
5.000%, 01/01/2037	2,000	2,130
5.000%, 01/01/2042	3,000	3,192
Atlanta, Development Authority, Georgia Proton Treatment Center Project, RB Callable 01/01/2028 @ 100
7.000%, 01/01/2040	8,000	7,700
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB Callable 03/01/2027 @ 100
5.000%, 03/01/2047	1,500	1,526
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2060	5,000	5,104
Main Street Natural Gas, Ser B, RB Callable 06/01/2023 @ 100
2.291%, 04/01/2048 (C)	5,000	4,968

		24,620

Hawaii — 0.0%
Hawaii State, Special Purpose Revenue Authority, Ser B, RB Pre-Refunded @ 100
5.750%, 07/01/2020 (B)	500	529

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Idaho — 0.1%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB Pre-Refunded @ 100
6.250%, 12/01/2018 (B)	$250	$250
Idaho State, Health Facilities Authority, Valley Health Group, RB
4.000%, 11/15/2027	820	820
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB Callable 07/01/2028 @ 100
4.625%, 07/01/2029 (E)	365	353

		1,423

Illinois — 8.0%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA Callable 12/31/2018 @ 100
5.700%, 05/01/2036	250	237
Chicago, Board of Education, GO
5.000%, 12/01/2026	1,000	1,038
5.000%, 12/01/2027	500	518
Chicago, Board of Education, GO, NATL
4.190%, 12/01/2023 (F)	545	455
Chicago, Board of Education, Ser A, GO Callable 12/01/2028 @ 100
5.000%, 12/01/2033	2,750	2,798
5.000%, 12/01/2034	1,400	1,420
5.000%, 12/01/2035	1,500	1,516
Chicago, Board of Education, Ser A, GO, NATL
2.800%, 12/01/2019 (F)	500	487
Chicago, Board of Education, Ser D, GO Callable 12/01/2028 @ 100
5.000%, 12/01/2046	5,000	4,846
Chicago, Board of Education, Ser G, GO Callable 12/01/2027 @ 100
5.000%, 12/01/2034	3,000	3,039
Chicago, Neighborhoods Alive 21 Program, Ser 2002B, GO Callable 01/01/2025 @ 100
5.500%, 01/01/2034	1,750	1,847
Chicago, Project and Refunding, Ser 2005D, GO Callable 01/01/2025 @ 100
5.500%, 01/01/2034	3,500	3,694
5.500%, 01/01/2037	2,440	2,559
Chicago, Project and Refunding, Ser A, GO Callable 01/01/2027 @ 100
6.000%, 01/01/2038	10,500	11,638

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, River Point Plaza Redevelopment Project, COP Callable 01/16/2023 @ 100
4.835%, 04/15/2028 (E)	$2,000	$1,957
Chicago, Sales Tax Revenue, Ser 2002, RB Pre-Refunded @ 100
5.000%, 01/01/2025 (B)	1,250	1,435
5.000%, 01/01/2025 (B)	1,250	1,436
Chicago, Ser A, GO Callable 01/01/2025 @ 100
5.500%, 01/01/2033	11,000	11,620
Cook County, Ser A, GO Callable 11/15/2020 @ 100
5.250%, 11/15/2033	1,500	1,558
Hillside Village, Mannheim Redevelopment Project, TA Callable 12/31/2018 @ 102
7.000%, 01/01/2028	500	510
Illinois State, Finance Authority, Better Housing Foundation Icarus Portfolio Project, RB Callable 12/01/2022 @ 105
5.250%, 12/01/2052	4,090	2,466
Illinois State, Finance Authority, Better Housing Foundation Icarus Portfolio Project, Sub-Ser, RB Callable 12/01/2022 @ 105
6.250%, 12/01/2052	1,490	698
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB Callable 08/15/2021 @ 100
6.000%, 08/15/2041	200	217
Illinois State, Finance Authority, Friendship Village Schamurg Project, RB
5.000%, 02/15/2022	1,000	1,013
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB Callable 12/31/2018 @ 100
6.000%, 03/01/2037 (A)	300	72
Illinois State, Finance Authority, OSF Health Care System Project, Ser A, RB Pre-Refunded @ 100
7.125%, 05/15/2019 (B)	1,000	1,023
Illinois State, Finance Authority, Plymouth Place, RB Callable 05/15/2025 @ 100
5.000%, 05/15/2037	500	505
Illinois State, GO
5.000%, 02/01/2026	5,970	6,327
Illinois State, GO Callable 02/01/2019 @ 100
5.250%, 02/01/2028	2,500	2,505

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, GO Callable 07/01/2023 @ 100
5.500%, 07/01/2038	$1,500	$1,575
Illinois State, GO Callable 02/01/2024 @ 100
5.000%, 02/01/2039	5,000	5,072
Illinois State, Ser A, GO Callable 05/01/2028 @ 100
5.000%, 05/01/2042	2,800	2,846
4.625%, 05/01/2037	2,500	2,480
Illinois State, Ser C, GO Callable 11/01/2027 @ 100
5.000%, 11/01/2029	3,000	3,145
Illinois State, Ser D, GO
5.000%, 11/01/2026	3,000	3,185
5.000%, 11/01/2027	5,500	5,824
Illinois State, Sports Facilities Authority, RB
5.000%, 06/15/2023	1,010	1,055
Metropolitan Pier & Exposition Authority, Ser A, RB, NATL
2.280%, 12/15/2018 (F)	2,660	2,658
Metropolitan Pier & Exposition Authority, Ser B, RB, AGM
4.750%, 06/15/2045 (F)	7,500	2,114
Will County, Community High School District No. 210 Lincoln-Way, Ser B, GO
5.450%, 01/01/2033 (F)	100	51
5.260%, 01/01/2031 (F)	300	172
4.920%, 01/01/2029 (F)	400	255

		99,866

Indiana — 0.9%
Allen County, Storypoint Fort Wayne Project, RB Callable 01/15/2024 @ 104
6.750%, 01/15/2043 (E)	1,500	1,565
Chesterton, Economic Development Revenue, Storypoint Chesterton Project, Ser A, RB Callable 01/15/2024 @ 104
6.250%, 01/15/2043 (E)	5,475	5,537
Indiana State, Finance Authority, Educational Facilities, Indiana Historical Project, RB Callable 07/01/2020 @ 100
5.000%, 07/01/2040	375	389
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB Callable 07/01/2023 @ 100
5.000%, 07/01/2048	1,000	1,043

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Municipal Power Agency, Ser B, RB Pre-Refunded @ 100
6.000%, 01/01/2019 (B)	$1,000	$1,003
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/2019	1,000	1,011
Vigo County, Hospital Authority, Union Hospital Project, RB Pre-Refunded @ 100
7.500%, 09/01/2021 (B)	1,025	1,120

		11,668

Iowa — 0.3%
Iowa State, Finance Authority, CJ Bio America Project, RB
2.040%, 04/01/2022 (C)(D)	1,700	1,700
Iowa State, Finance Authority, Council Bluffs Project, RB
3.950%, 08/01/2023	250	248
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB Callable 12/31/2018 @ 100
1.238%, 05/15/2056 (A)	125	2
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB Callable 11/15/2024 @ 100
5.400%, 11/15/2046 (C)	657	676
Iowa State, Student Loan Liquidity, Ser A, AMT, RB
5.000%, 12/01/2026	725	807

		3,433

Kansas — 0.4%
Kansas State, Development Finance Authority, Adventist Health System, RB Pre-Refunded @ 100
5.750%, 11/15/2019 (B)	500	518
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB Callable 11/15/2023 @ 104
5.500%, 11/15/2038	1,025	1,054
Wichita, Presbyterian Manor Project, Ser I, RB Callable 05/15/2025 @ 103
5.000%, 05/15/2028	500	526
Wyandotte County, Kansas City Unified Government, RB
6.340%, 09/01/2034 (E)(F)	3,000	1,087

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wyandotte County,-Kansas City Unified Government, RB Callable 12/01/2026 @ 100
4.500%, 06/01/2040	$2,000	$1,946

		5,131

Kentucky — 0.1%
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB Pre-Refunded @ 100
6.375%, 06/01/2020 (B)	500	532
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB Callable 09/01/2019 @ 100
5.625%, 09/01/2039	1,000	1,025

		1,557

Louisiana — 0.8%
East Baton Rouge Parish, Industrial Development Board, Ser A, RB Callable 11/30/2018 @ 100
1.710%, 08/01/2035 (C)	2,200	2,200
Louisiana State, Gasoline & Fuels Tax Revenue, Ser C, RB Callable 11/01/2027 @ 100
5.000%, 05/01/2045	3,500	3,899
Louisiana State, Local Government Environmental Facilities & Community Development Authority, RB Callable 11/01/2028 @ 100
5.650%, 11/01/2037 (E)	1,000	1,010
5.500%, 11/01/2039 (E)	1,000	1,008
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB Callable 11/01/2020 @ 100
6.500%, 11/01/2035	750	801
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB Pre-Refunded @ 100
6.500%, 05/15/2021 (B)	1,000	1,104
New Orleans, Aviation Board, Ser A1, RB, AGC Pre-Refunded @ 100
6.000%, 01/01/2019 (B)	500	502

		10,524

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maine — 0.4%
Maine State, Finance Authority, Solid Waste Disposal, Coastal Resource, AMT, RB Callable 12/15/2026 @ 100
5.375%, 12/15/2033 (E)	$2,000	$2,024
Maine State, Health & Higher Educational Facilities Authority, Eastern Maine Health Care, Ser A, RB Callable 07/01/2026 @ 100
5.000%, 07/01/2046	2,600	2,707

		4,731

Maryland — 2.1%
Maryland State, Economic Development Authority, Marine Terminals Project, RB Callable 09/01/2020 @ 100
5.750%, 09/01/2025	8,750	9,019
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB Callable 11/15/2021 @ 100
5.000%, 11/15/2051	4,500	4,781
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB Callable 05/15/2023 @ 100
5.000%, 05/15/2043	10,000	10,876
Prince George’s County, Chesapeake Lighthouse Charter School Project, RB Callable 11/01/2026 @ 102
7.000%, 08/01/2048	1,500	1,502

		26,178

Massachusetts — 0.5%
Massachusetts Development Finance Agency, Ser A, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2040	1,600	1,709
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2047	2,500	2,639
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB Pre-Refunded @ 100
7.000%, 07/01/2020 (B)	1,500	1,616

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser I, RB Callable 01/01/2020 @ 100
6.000%, 01/01/2028	$475	$487

		6,451

Michigan — 1.6%
Flint, Hospital Building Authority, Hurley Medical Center, Ser B, RB
4.000%, 07/01/2019	1,350	1,357
Grand Traverse Academy, Public School Academy Revenue and Refunding, RB Callable 12/31/2018 @ 100
5.000%, 11/01/2036	300	285
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2044	4,500	4,777
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2033	3,000	3,256
Michigan State, Finance Authority, Local Government Loan Program, RB Callable 10/01/2024 @ 100
4.500%, 10/01/2029	5,750	6,023
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB Callable 12/31/2018 @ 101
6.500%, 09/01/2037 (E)	750	550
Michigan State, Strategic Fund, Events Center Project, Ser A, TA Callable 12/31/2018 @ 100
4.125%, 07/01/2045 (C)	500	501
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB Callable 06/01/2033 @ 11
0.000%, 06/01/2058 (F)	145,250	3,458

		20,207

Minnesota — 0.2%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	1,000	980
Minneapolis, Education Authority, Twin Cities International School, RB Callable 12/01/2027 @ 100
5.000%, 12/01/2032 (E)	750	734

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	$415	$249

		1,963

Mississippi — 0.1%
Mississippi State, Industrial Developement Authority, Chevron USA Project, RB
1.710%, 12/01/2030	1,000	1,000

Missouri — 0.4%
Lees Summit, Industrial Development Authority, John Knox Village Project, RB Callable 08/15/2025 @ 103
5.000%, 08/15/2042	1,000	973
Lees Summit, Special Obligation Tax, Summit Fair Project, TA
3.500%, 11/01/2023 (E)	780	764
Lees Summit, Special Obligation Tax, Summit Fair Project, TA Pre-Refunded @ 100
5.625%, 04/01/2019 (B)	140	142
Manchester, Highway 141/Manchester Road Project, TA Callable 11/01/2019 @ 100
6.875%, 11/01/2039	250	250
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB Callable 12/01/2026 @ 100
5.125%, 06/01/2046	2,500	2,616

		4,745

Montana — 0.1%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB Callable 05/15/2025 @ 102
5.250%, 05/15/2052	1,500	1,518

Nebraska — 0.6%
Central Plains, Energy Project No. 3, RB Callable 09/01/2022 @ 100
5.000%, 09/01/2042	5,000	5,377
Nebraska State, Public Power District, Ser A, RB Callable 01/01/2022 @ 100
5.000%, 01/01/2031	2,200	2,357

		7,734

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Nevada — 0.8%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB Callable 12/15/2027 @ 100
5.125%, 12/15/2037 (E)	$2,500	$2,376
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB Callable 08/15/2028 @ 100
6.950%, 02/15/2038 (E)	3,000	2,981
Nevada State, Department of Business & Industry, Somerset Academy Project, Ser A, RB Callable 12/15/2025 @ 100
4.500%, 12/15/2029 (E)	750	743
Reno, Sub-Ser D, RB Callable 07/01/2028 @ 14
6.850%, 07/01/2058 (E)(F)	10,000	782
Reno, Sub-Ser, TRAN Callable 07/01/2038 @ 31
5.994%, 07/01/2058 (E)(F)	23,000	2,467

		9,349

New Jersey — 3.2%
Burlington County, Bridge Commission, The Evergreens Project, RB Callable 12/31/2018 @ 100
5.625%, 01/01/2038	250	235
New Jersey State, Economic Development Authority, RB Callable 03/01/2023 @ 100
5.000%, 03/01/2024	1,055	1,135
New Jersey State, Economic Development Authority, Ser A, RB Callable 12/31/2018 @ 100
6.000%, 05/15/2028 (A)	210	7
New Jersey State, Economic Development Authority, Ser BBB, RB Callable 12/15/2026 @ 100
5.500%, 06/15/2029	5,000	5,605
New Jersey State, Economic Development Authority, Sub-Ser A, RB Callable 07/01/2027 @ 100
3.125%, 07/01/2029	1,000	980
New Jersey State, Economic Development Authority, University Heights Charter School Project, RB
4.700%, 09/01/2028 (E)	325	322

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, University Heights Charter School Project, RB Callable 09/01/2028 @ 100
5.625%, 09/01/2038 (E)	$400	$407
5.375%, 09/01/2033 (E)	300	306
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB Callable 07/01/2026 @ 100
5.000%, 07/01/2041	2,000	2,131
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2057	2,250	2,448
New Jersey State, Tobacco Settlement Financing, Ser A, RB Callable 06/01/2028 @ 100
5.000%, 06/01/2046	5,000	5,172
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB Callable 06/01/2028 @ 100
5.000%, 06/01/2046	12,000	12,015
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser AA, RB Callable 06/15/2025 @ 100
5.250%, 06/15/2041	1,250	1,318
New Jersey State, Turnpike Authority, Ser B, RB Callable 01/01/2028 @ 100
4.000%, 01/01/2035	3,900	4,012
South Jersey, Port Authority, Marine Terminal Project, Ser R, AMT, RB
4.000%, 01/01/2021	550	560
South Jersey, Transportation Authority, Ser A, RB Callable 11/01/2024 @ 100
5.000%, 11/01/2039	2,500	2,652

		39,305

New Mexico — 0.2%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB Callable 11/01/2020 @ 100
4.700%, 09/01/2024	2,000	2,086

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York — 6.3%
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB Pre-Refunded @ 100
6.375%, 01/15/2020 (B)	$500	$525
6.250%, 01/15/2020 (B)	1,500	1,574
Build NYC Resource, NYU Law School Project, RB Callable 01/01/2026 @ 100
5.000%, 07/01/2041	1,500	1,548
Hempstead Town, Local Development, Academy Christian School Project, RB Callable 02/01/2028 @ 100
6.760%, 02/01/2048	1,000	955
Metropolitan New York, Transportation Authority, Ser D, RB Callable 11/15/2022 @ 100
5.000%, 11/15/2028	3,000	3,245
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB Callable 12/01/2020 @ 100
6.000%, 12/01/2036	1,000	1,068
New York City Water & Sewer System Callable 11/30/2018 @ 100
1.710%, 06/15/2043 (C)	3,300	3,300
New York City Water & Sewer System, Ser EE, RB Callable 12/15/2027 @ 100
5.000%, 06/15/2040	8,000	9,008
New York City, GO
4.000%, 12/01/2041	3,500	3,529
New York City, Industrial Development Agency, Brooklyn Navy Yard Project, AMT, RB Callable 12/31/2018 @ 100
5.750%, 10/01/2036	1,000	1,009
New York City, Industrial Development Agency, Yankee Stadium Project, RB, NATL
3.157%, 03/01/2026 (C)	425	421
3.147%, 03/01/2025 (C)	400	399
New York Counties, Tobacco Trust IV, Ser E, RB Callable 12/17/2018 @ 10
0.000%, 06/01/2055 (F)	57,000	2,200
New York Counties, Tobacco Trust V, Sub-Ser, RB Callable 12/17/2018 @ 9
7.290%, 06/01/2055 (F)	15,000	889
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB Pre-Refunded @ 100
6.000%, 07/01/2020 (B)	500	531

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Pace University Project, Ser A, RB Pre-Refunded @ 100
5.000%, 05/01/2023 (B)	$10	$11
New York State, Energy Research & Development Authority, RB
3.500%, 10/01/2029	5,000	5,018
New York State, Liberty Development Authority, Bank of America Tower Project, RB Callable 01/15/2020 @ 100
6.375%, 07/15/2049	1,000	1,038
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,250
New York State, Liberty Development Authority, World Trade Center Project, RB Callable 11/15/2021 @ 100
5.750%, 11/15/2051	4,000	4,368
New York State, Liberty Development Authority, World Trade Center Project, RB Callable 11/15/2024 @ 100
5.375%, 11/15/2040 (E)	4,000	4,176
5.000%, 11/15/2044 (E)	9,750	9,951
New York State, Transportation Development Authority, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2046	3,985	4,178
New York State, Transportation Development Authority, LaGuardia Delta Airlines Project, AMT, RB Callable 01/01/2028 @ 100
4.000%, 01/01/2036	4,000	3,975
Oyster Bay, Public Improvement Authority, GO
4.000%, 02/15/2020	1,000	1,017
TSASC, Sub-Ser, RB Callable 06/01/2027 @ 100
5.000%, 06/01/2048	4,000	3,805
TSASC, Tobacco Settlement Bond, Ser A, RB Callable 06/01/2027 @ 100
5.000%, 06/01/2033	5,790	6,260
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB Callable 09/15/2024 @ 103
5.250%, 09/15/2047	1,000	924
5.250%, 09/15/2053	2,500	2,278

		78,450

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

North Carolina — 0.5%
Charlotte-Mecklenburg, Hospital Authority, RB
1.770%, 01/15/2038 (C)	$2,000	$2,000
North Carolina State, Eastern Municipal Power Agency, Ser B, RB Pre-Refunded @ 100
5.000%, 01/01/2019 (B)	1,000	1,002
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB Callable 01/01/2020 @ 100
6.000%, 01/01/2039	1,335	1,369
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
5.000%, 09/01/2022	465	488
5.000%, 09/01/2023	610	644
North Carolina State, Medical Care Commission, United Church Homes and Services, RB Callable 09/01/2022 @ 100
4.000%, 09/01/2025	500	503

		6,006

Ohio — 6.0%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB Callable 12/17/2018 @ 100
6.500%, 06/01/2047	5,765	5,700
5.875%, 06/01/2047	18,375	17,389
5.750%, 06/01/2034	655	612
5.375%, 06/01/2024	2,870	2,707
5.125%, 06/01/2024	28,205	26,348
Buckeye, Tobacco Settlement Financing Authority, Sub-Ser C, RB Callable 12/17/2018 @ 9
6.208%, 06/01/2052 (F)	32,000	834
Butler County, Hospital Facilities Authority, UC Health Project, RB Pre-Refunded @ 100
5.500%, 11/01/2020 (B)	500	532
Cleveland-Cuyahoga County, Port Authority, Playhouse Square Foundation Project, RB Callable 12/01/2028 @ 100
5.500%, 12/01/2043	940	1,019
5.000%, 12/01/2033	2,460	2,644
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB Callable 06/01/2022 @ 100
5.500%, 06/01/2042	5,000	5,395

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB Callable 12/01/2027 @ 100
6.750%, 12/01/2052 (E)	$1,750	$1,799
Montgomery County, Trousdale Foundation Properties Project, RB Callable 04/01/2028 @ 100
6.000%, 04/01/2038 (E)	2,215	2,136
Ohio State, Air Quality Development Authority, AK Steel Holding Project, AMT, RB Callable 02/01/2022 @ 100
6.750%, 06/01/2024	1,500	1,529
Ohio State, Air Quality Development Authority, Ohio Valley Electric, Ser E, RB
5.625%, 10/01/2019	1,130	1,148
Ohio State, Turnpike Commission, Infrastructure Project, Ser A1, RB Callable 02/15/2023 @ 100
5.000%, 02/15/2028	3,000	3,287
Portage County, Port Authority, Northeast Ohio Medical University Project, RB Callable 06/01/2022 @ 100
5.000%, 12/01/2026	1,500	1,576

		74,655

Oklahoma — 0.5%
Comanche County, Hospital Authority, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2025	1,500	1,612
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB Callable 08/15/2028 @ 100
5.500%, 08/15/2057	500	539
Oklahoma State, Turnpike Authority, Ser A, RB Callable 01/01/2027 @ 100
4.000%, 01/01/2048	2,000	2,008
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB Callable 11/01/2026 @ 100
7.000%, 11/01/2051 (A)	3,250	1,332
6.875%, 11/01/2046 (A)	1,625	666
6.625%, 11/01/2036 (A)	785	322

		6,479

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oregon — 0.3%
Clackamas County, Hospital Facility Authority, Mary’s Woods at Maryhusrt, RB Callable 05/15/2020 @ 100
3.200%, 05/15/2025	$770	$762
Clackamas County, Hospital Facility Authority, Senior Living Williamette Village, RB Callable 11/15/2025 @ 102
5.000%, 11/15/2047	1,500	1,569
Oregon State, Business Development Commission, Red Rock Biofuels LLC, AMT, RB Callable 04/01/2028 @ 100
6.500%, 04/01/2031 (E)	1,750	1,684
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB Pre-Refunded @ 100
6.375%, 09/01/2020 (B)(E)	150	161

		4,176

Pennsylvania — 2.4%
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2028 (E)	1,000	1,075
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB Callable 05/01/2027 @ 100
5.000%, 05/01/2042 (E)	1,345	1,395
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB Callable 05/01/2028 @ 100
5.000%, 05/01/2033 (E)	1,000	1,061
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB Callable 05/15/2025 @ 102
5.000%, 05/15/2029	300	323
Blythe Township, Solid Waste Authority, AMT, RB Callable 12/01/2027 @ 100
7.750%, 12/01/2037	4,000	4,093
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (E)	275	269

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Cumberland County, Municipal Authority, Asbury Obligation Group, RB Callable 01/01/2020 @ 100
6.000%, 01/01/2030	$2,500	$2,563
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB Callable 12/06/2018 @ 100
6.000%, 07/01/2035	250	250
Dauphin County, General Authority, Pinnacle Health Systems Project, RB Callable 06/01/2019 @ 100
6.000%, 06/01/2036	120	122
Dauphin County, General Authority, Pinnacle Health Systems Project, RB Pre-Refunded @ 100
6.000%, 06/01/2019 (B)	680	694
Delaware County, University Revenue Authority, Neumann University Project, RB Callable 10/01/2020 @ 100
5.250%, 10/01/2031	1,000	1,031
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	525
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University, RB Callable 09/01/2028 @ 100
4.000%, 09/01/2049	1,000	973
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2025	1,000	1,126
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB Callable 06/01/2028 @ 100
5.000%, 06/01/2034	2,000	2,213
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, Ser 2010, RB Pre-Refunded @ 100
6.000%, 07/01/2020 (B)	250	264
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB Callable 07/01/2022 @ 100
5.625%, 07/01/2036	1,975	2,097
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, Ser 2010, RB Callable 11/15/2020 @ 100
5.750%, 11/15/2030	1,000	1,013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Industrial Development Authority, Ser A, RB Callable 12/31/2018 @ 100
5.500%, 09/15/2037	$250	$250
Philadelphia, Industrial Development Authority, University Arts, RB
5.000%, 03/15/2020 (E)	1,145	1,160
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB Callable 12/01/2026 @ 100
5.500%, 12/01/2058 (E)	2,000	1,827
Scranton, GO
5.000%, 09/01/2023 (E)	1,000	1,069
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB Callable 07/15/2028 @ 100
6.500%, 07/15/2048 (E)	2,800	3,000
Washington County, Redevelopment Authority, TA
4.000%, 07/01/2023	850	846
West Cornwall Township, Municipal Authority, Pleasant View Retirement Community, RB
3.000%, 12/15/2023	580	570

		29,809

Puerto Rico — 3.0%
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2021 @ 100
6.500%, 07/01/2040 (A)	2,860	1,659
Government Development Bank for Puerto Rico, Ser Senior A, RB
5.500%, 08/01/2020 (A)	2,989	1,397
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB Callable 12/31/2018 @ 100
6.000%, 07/01/2038	8,735	8,386
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB, AGC Callable 12/31/2018 @ 100
5.125%, 07/01/2047	2,300	2,340
Puerto Rico Commonwealth, Government Employees Retirement System, Ser Senior A, RB Callable 12/31/2018 @ 100
6.200%, 07/01/2039 (A)	2,000	682
Puerto Rico Commonwealth, Ser A, GO Callable 12/31/2018 @ 100
5.125%, 07/01/2028 (A)	560	325

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico Commonwealth, Ser A, GO Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (A)	$5,800	$3,357
Puerto Rico, Electric Power Authority, Ser A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2042 (A)	2,755	1,736
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM Callable 12/31/2018 @ 100
2.125%, 07/01/2029 (C)	9,040	8,351
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020 (A)	1,380	869
Puerto Rico, Highway & Transportation Authority, Ser L, RB, AGC
5.250%, 07/01/2041	3,345	3,672
Puerto Rico, Sales Tax Financing, Ser C, RB Callable 08/01/2021 @ 100
5.250%, 08/01/2040 (A)	3,500	2,800
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB Callable 02/01/2020 @ 100
5.375%, 08/01/2039 (A)	1,000	480
Puerto Rico, Sales Tax Financing, Sub-Ser A1, RB Callable 08/01/2021 @ 100
5.250%, 08/01/2043 (A)	1,245	598

		36,652

Rhode Island — 0.4%
Providence, Redevelopment Agency, Ser A, RB Callable 04/01/2025 @ 100
5.000%, 04/01/2027	1,110	1,202
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB Callable 06/01/2025 @ 100
5.000%, 06/01/2050	4,250	4,234

		5,436

South Carolina — 0.2%
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB Callable 02/01/2023 @ 104
6.250%, 02/01/2045 (E)	1,000	995
5.250%, 02/01/2027 (E)	1,000	974

		1,969

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tennessee — 1.5%
Bristol, Industrial Development Board, Pinnacle Project, TA Callable 06/01/2026 @ 100
5.625%, 06/01/2035	$2,000	$2,018
Bristol, Industrial Development Board, Sales Tax Revenue, Ser A, RB Callable 12/01/2026 @ 100
5.125%, 12/01/2042 (E)	2,000	1,901
Franklin, Health & Educational Facilities Board, Proton Therapy Center Project, Ser 2017A, RB Callable 06/01/2027 @ 100
7.500%, 06/01/2047 (E)	2,500	2,618
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, Ser 2010A, RB Pre-Refunded @ 100
6.000%, 07/01/2020 (B)	500	531
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA Callable 07/01/2027 @ 100
5.500%, 07/01/2037	700	735
Nashville Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (E)	500	509
Shelby County, Health Educational & Housing Facilities Board, RB, AGM
1.720%, 06/01/2042 (C)	2,900	2,900
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,705
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,508

		18,425

Texas — 8.1%
Austin, Convention Enterprises, Convention Center Hotel, Sub-Ser, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2032	300	322
5.000%, 01/01/2034	300	320
Central Texas, Regional Mobility Authority, Senior Lien, Ser 2011, RB Pre-Refunded @ 100
6.000%, 01/01/2021 (B)	1,000	1,077
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB Pre-Refunded @ 100
5.500%, 08/15/2021 (B)	1,000	1,084

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB Pre-Refunded @ 100
6.125%, 12/01/2020 (B)	$500	$539
Grand Parkway Transportation, Revenue Toll Authority, Ser B, RB Callable 10/01/2023 @ 100
5.000%, 04/01/2053	7,000	7,453
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB Callable 11/15/2022 @ 100
4.750%, 11/15/2046	2,725	2,837
Harris County, Health Facilities Development Authority, Hermann Health Care Systems Project, Ser B, RB Pre-Refunded @ 100
7.250%, 12/01/2018 (B)	250	250
Harris County, Ser B, RB, AMBAC Callable 12/31/2018 @ 100
2.423%, 08/15/2035 (C)	3,500	3,190
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser A, AMT, RB Callable 07/15/2021 @ 100
6.625%, 07/15/2038	3,000	3,214
Houston, Higher Education Finance Authority, Cosmos Foundation, Ser S, RB Pre-Refunded @ 100
6.500%, 05/15/2021 (B)	805	886
Lewisville, SAB Callable 09/01/2022 @ 103
6.000%, 09/01/2037 (E)	1,000	1,017
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB Callable 07/01/2026 @ 100
5.500%, 07/01/2046	1,250	1,317
5.000%, 07/01/2031	250	262
5.000%, 07/01/2046	4,000	4,124
New Hope, Cultural Education Facilities, Carillon Lifecare Community Project, RB Callable 07/01/2024 @ 102
5.000%, 07/01/2036	1,250	1,260
5.000%, 07/01/2046	1,000	996
New Hope, Cultural Education Facilities, Edgemere Project, RB Callable 01/01/2024 @ 103
5.000%, 01/01/2047	2,000	1,973

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Newark, Higher Education Finance, Austin Achieve Public Schools Project, RB Callable 06/15/2022 @ 100
5.000%, 06/15/2033	$150	$151
5.000%, 06/15/2038	375	376
4.250%, 06/15/2028	150	147
North Texas, Tollway Authority, Ser A, RB Callable 02/01/2020 @ 100
6.250%, 02/01/2023	2,000	2,083
North Texas, Tollway Authority, Ser B, RB Callable 01/01/2023 @ 100
5.000%, 01/01/2040	1,500	1,600
North Texas, Tollway Authority, Ser B, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2045	6,000	6,488
North Texas, Tollway Authority, Ser B, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2048	3,250	3,518
Pharr, Higher Education Finance Authority, Idea Public Schools Project, RB Pre-Refunded @ 100
6.500%, 08/15/2019 (B)	90	93
Pharr, Higher Education Finance Authority, Idea Public Schools Project, Ser S, RB Pre-Refunded @ 100
6.500%, 08/15/2019 (B)	410	423
Port Beaumont, Navigation District, Jefferson Energy Project, AMT, RB
7.250%, 02/01/2036 (C)(E)	17,750	18,413
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB Callable 01/01/2022 @ 100
5.500%, 01/01/2032	500	515
5.125%, 01/01/2041	500	507
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB Pre-Refunded @ 100
6.700%, 08/15/2020 (B)	500	538
Tarrant County, Cultural Education Facilities Finance Authority, Edgemere Project, Ser B, RB
4.000%, 11/15/2025	1,350	1,333
Tarrant County, Cultural Education Facilities Finance, Methodist Hospitals Dallas, RB
1.690%, 10/01/2041 (C)(D)	500	500
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	670	746

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	$17,430	$20,037
Texas State, Municipal Gas Acquisition & Supply II, Ser A, RB
2.434%, 09/15/2027 (C)	2,100	2,080
Texas State, Municipal Gas Acquisition & Supply III, RB Callable 12/15/2022 @ 100
5.000%, 12/15/2029	5,000	5,373
Wise County, Parker County Junior College District Project, Ser 2011, RB Callable 08/15/2021 @ 100
8.000%, 08/15/2034	1,000	1,089
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB Callable 06/01/2020 @ 105
6.750%, 12/01/2051 (E)	2,500	2,535

		100,666

Utah — 0.8%
Salt Lake City Airport Revenue, Ser A, AMT, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2048	2,250	2,453
Utah County, Hospital Authority, Ser B, RB Callable 05/15/2024 @ 100
4.000%, 05/15/2047	5,000	4,985
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (E)	800	777
Weber County, Hospital Revenue Authority,
Health Services Project, Ser C, RB
Callable 11/30/2018 @ 100
1.740%, 02/15/2035 (C)	1,400	1,400

		9,615

Vermont — 0.1%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/2020	750	786
Vermont State, Student Assistance, Ser A, AMT, RB Callable 06/15/2026 @ 100
5.000%, 06/15/2028	550	595

		1,381

Virgin Islands — 0.5%
Virgin Islands, Public Finance Authority, RB
5.000%, 10/01/2024	1,220	1,226

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virgin Islands, Public Finance Authority, Ser A, RB Callable 10/01/2022 @ 100
5.000%, 10/01/2032	$3,250	$3,262
Virgin Islands, Public Finance Authority, Ser Senior, RB Callable 10/01/2019 @ 100
5.000%, 10/01/2025	1,250	1,257

		5,745

Virginia — 0.8%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB Callable 01/01/2022 @ 100
5.125%, 01/01/2043	1,000	1,012
Hanover County, Economic Development Authority, Covenant Woods Project, RB Callable 07/01/2024 @ 103
5.000%, 07/01/2038	375	383
James City County, Economic Development Authority, United Methodist Home Project, RB Callable 12/31/2018 @ 100
2.000%, 10/01/2048	40	4
James City County, Economic Development Authority, United Methodist Home Project, RB Callable 06/01/2023 @ 100
6.000%, 06/01/2043	2,259	2,124
Lewistown Commerce Center, Community Development Authority, RB Callable 03/01/2024 @ 103
6.050%, 03/01/2044	110	103
Lewistown Commerce Center, Community Development Authority, Ser C, RB Callable 12/31/2018 @ 100
6.050%, 03/01/2054	118	22
Virginia State, Small Business Financing Authority, Covanta Project, AMT, RB Callable 07/01/2023 @ 100
5.000%, 01/01/2048 (C)(E)	500	506
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB Callable 06/30/2027 @ 100
5.000%, 12/31/2049	2,500	2,611
5.000%, 12/31/2056	3,500	3,636

		10,401

16	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Washington — 1.8%
Kalispel, Tribe of Indians, Ser A, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2032 (E)	$1,000	$1,036
Kalispel, Tribe of Indians, Ser B, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2032 (E)	250	259
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB Callable 12/01/2026 @ 100
5.000%, 12/01/2028	1,000	1,098
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB Callable 12/01/2020 @ 100
5.750%, 12/01/2035	1,500	1,564
Washington State, Convention Center Public Facilities District, Sub-Ser, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2043	4,735	5,196
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, RB Callable 07/01/2024 @ 100
3.090%, 01/01/2035 (C)	1,500	1,522
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB Callable 12/31/2018 @ 100
6.375%, 10/01/2036	400	401
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB Pre-Refunded @ 100
5.500%, 12/01/2020 (B)	1,500	1,600
Washington State, Housing Finance Commission, Bayview Manor Homes, Ser B, RB Callable 12/31/2018 @ 100
2.800%, 07/01/2021 (E)	340	336
Washington State, Housing Finance Commission, Judson Park Project, RB
3.700%, 07/01/2023 (E)	440	436
Washington State, Housing Finance Commission, Judson Park Project, RB Callable 07/01/2025 @ 102
5.000%, 07/01/2033 (E)	225	231
4.000%, 07/01/2028 (E)	400	390
Washington State, Tobacco Settlement Authority, RB Callable 06/01/2021 @ 100
5.250%, 06/01/2032	5,000	5,258

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Tobacco Settlement Authority, RB Callable 06/01/2022 @ 100
5.250%, 06/01/2033	$2,500	$2,652

		21,979

West Virginia — 0.3%
Tobacco Settlement, Finance Authority, Ser B, RB Callable 12/17/2018 @ 9
0.000%, 06/01/2047 (F)	67,000	3,629

Wisconsin — 2.3%
Wisconsin State, Health & Educational Facilities Authority, Benevolent Cedar Community, RB
5.000%, 06/01/2021	1,005	1,047
Wisconsin State, Health & Educational Facilities Authority, RB Callable 08/01/2025 @ 103
5.250%, 08/01/2048	1,500	1,456
5.000%, 08/01/2028	1,230	1,239
Wisconsin State, Irving Convention Center Hotel Project, RB Callable 01/01/2032 @ 100
7.000%, 01/01/2050 (E)	2,000	2,347
Wisconsin State, Northwest Nazarene University Project, RB Callable 10/01/2028 @ 100
4.250%, 10/01/2049	1,000	833
Wisconsin State, Public Finance Authority, 1st Mortgage Vista Grande Village Project, RB Callable 07/01/2025 @ 100
6.500%, 07/01/2050 (E)	1,750	1,796
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB Callable 03/01/2028 @ 100
5.000%, 03/01/2038	2,500	2,477
5.000%, 03/01/2048	1,500	1,457
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025 (E)	2,000	2,182
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, RB Callable 11/01/2026 @ 100
7.000%, 11/01/2046 (E)	3,500	3,661
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB Callable 05/15/2025 @ 102
5.250%, 05/15/2052 (E)	1,750	1,791

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB Callable 01/01/2028 @ 100
6.375%, 01/01/2048 (E)	$1,750	$1,775
6.250%, 01/01/2038 (E)	1,120	1,142
6.125%, 01/01/2033 (E)	2,200	2,262
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB Callable 07/01/2028 @ 100
7.000%, 07/01/2048 (E)	3,500	3,694

		29,159

Total Municipal Bonds (Cost $905,120) ($ Thousands)		934,680

CORPORATE OBLIGATIONS — 11.6%
Consumer Discretionary — 0.0%
General Motors Financial
5.750%, VAR ICE LIBOR USD 3 Month+3.598%, 03/30/2166	500	416

Financials — 11.4%
Australia & New Zealand Banking Group
6.750%, VAR USD ICE Swap 11:00 NY 5 Yr+5.168%, 12/29/2049 (E)	6,900	6,883
AXA
6.379%, VAR ICE LIBOR USD 3 Month+2.256%, 12/31/2049 (E)	5,200	5,226
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, 12/31/2049	1,700	1,776
6.300%, VAR ICE LIBOR USD 3 Month+4.553%, 12/29/2049	2,300	2,398
Bank of New York Mellon
4.950%, VAR ICE LIBOR USD 3 Month+3.420%, 12/31/2049	1,000	1,003
4.625%, VAR ICE LIBOR USD 3 Month+3.131%, 12/29/2049	7,500	7,012
BNP Paribas
7.625%, VAR USD Swap Semi 30/360 5 Year Curr+6.314%, 12/29/2049 (E)	1,900	1,948
7.195%, VAR ICE LIBOR USD 3 Month+1.290%, 06/25/2037	2,300	2,394
7.195%, VAR ICE LIBOR USD 3 Month+1.290%, 12/31/2049 (E)	4,700	4,893
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%, 12/31/2049	7,325	7,874

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citigroup
6.250%, VAR ICE LIBOR USD 3 Month+4.517%, 12/29/2049	$3,800	$3,829
6.125%, VAR ICE LIBOR USD 3 Month+4.478%, 12/31/2049	1,000	1,015
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/29/2049	1,000	987
Citizens Financial Group
6.375%, VAR ICE LIBOR USD 3 Month+3.157%, 01/06/2167	2,500	2,432
5.500%, VAR ICE LIBOR USD 3 Month+3.960%, 12/29/2049	5,000	4,969
CoBank ACB
6.250%, VAR ICE LIBOR USD 3 Month+4.660%, 12/29/2049	500	518
Credit Agricole
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 12/29/2049	400	412
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 12/31/2049 (E)	4,200	4,331
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.598%, 12/31/2049 (E)	2,000	2,035
6.250%, VAR USD Swap Semi 30/360 5 Year Curr+3.455%, 12/31/2049 (E)	2,500	2,377
Goldman Sachs Group
5.375%, VAR ICE LIBOR USD 3 Month+3.922%, 12/29/2049	1,000	1,000
HSBC Holdings PLC
6.875%, VAR USD ICE Swap 11:00 NY 5 Yr+5.514%, 12/31/2049	8,000	8,190
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+3.746%, 12/31/2049	1,500	1,365
Illinois Receivables Trust II
8.250%, 07/01/2019 (E)	926	927
ING Groep
6.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.446%, 12/31/2049	3,500	3,286
JPMorgan Chase
6.750%, VAR ICE LIBOR USD 3 Month+3.780%, 12/31/2049	3,900	4,125
6.000%, VAR ICE LIBOR USD 3 Month+3.300%, 12/29/2049	1,800	1,809
5.990%, VAR ICE LIBOR USD 3 Month+3.470%, 12/31/2049	1,505	1,511
5.300%, VAR ICE LIBOR USD 3 Month+3.800%, 12/31/2049	1,200	1,206
KeyCorp
5.000%, VAR ICE LIBOR USD 3 Month+3.606%, 12/29/2049	3,000	2,760

18	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lloyds Banking Group
6.657%, VAR ICE LIBOR USD 3 Month+1.270%, 05/21/2037 (E)	$7,500	$7,449
6.657%, VAR ICE LIBOR USD 3 Month+1.270%, 05/21/2166	1,000	993
M&T Bank
5.125%, VAR ICE LIBOR USD 3 Month+3.520%, 12/29/2049	500	489
MetLife
5.250%, VAR ICE LIBOR USD 3 Month+3.575%, 12/29/2049	1,300	1,295
Nordea Bank MTN
6.125%, VAR USD Swap Semi 30/360 5 Year Curr+3.388%, 12/31/2049 (E)	5,000	4,731
5.500%, VAR USD ICE Swap 11:00 NY 5 Yr+3.563%, 09/23/2019	2,600	2,558
Northern Trust
4.600%, VAR ICE LIBOR USD 3 Month+3.202%, 12/29/2049	1,000	941
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678%, 12/31/2049	2,000	2,095
Progressive
5.375%, VAR ICE LIBOR USD 3 Month+2.539%, 12/31/2049	5,200	5,070
Rabobank Nederland
11.000%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2049 (E)	10,000	10,400
Royal Bank of Scotland Group
8.000%, VAR USD Swap Semi 30/360 5 Year Curr+5.720%, 12/29/2049	200	197
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+5.800%, 12/29/2049	700	693
4.706%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2027	4,300	3,913
Societe Generale
8.000%, VAR USD ICE Swap 11:00 NY 5 Yr+5.873%, 12/30/2049 (E)	1,800	1,805
Standard Chartered
7.014%, VAR ICE LIBOR USD 3 Month+1.460%, 07/30/2037 (E)	4,500	4,556
State Street
5.625%, VAR ICE LIBOR USD 3 Month+2.539%, 12/15/2166	300	295
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%, 12/29/2049	3,411	3,474

		141,445

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Utilities — 0.2%
NiSource
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.843%, 12/15/2166 (E)	$2,500	$2,390

Total Corporate Obligations (Cost $149,190) ($ Thousands)		144,251

	Shares

PREFERRED STOCK — 7.8%
Consumer Discretionary — 0.2%
Dairy Farmers of America
7.875% (E)	31,000	3,139

Energy — 0.0%
Enbridge
6.375%, VAR ICE LIBOR USD 3 Month+3.593%	3,232	75

Financials — 7.2%
Allstate
6.625%	104,904	2,658
6.250%	22,789	578
5.625%	85,136	2,068
Arch Capital Group
5.450%	13,693	297
Axis Capital Holdings
5.500%	73,743	1,626
Bank of America
6.625%	2,190	55
6.200%	30,000	760
Bank of New York Mellon
5.200%	38,519	872
BB&T
5.625%	133,597	3,207
5.200%	9,717	216
Capital One Financial
6.700%	27,109	685
6.250%	99,774	2,480
6.000%	8,014	197
Charles Schwab
6.000%	101,415	2,560
Citigroup
6.875%, VAR ICE LIBOR USD 3 Month+4.130%	85,700	2,233
CoBank
6.250%, VAR ICE LIBOR USD 3 Month+4.557%	20,000	2,060
6.125%	20,000	2,000

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Cullen
5.375%	29,651	$710
Fifth Third Bancorp
6.625%, VAR ICE LIBOR USD 3 Month+3.710%	80,000	2,110
Goldman Sachs Group
6.375%, VAR ICE LIBOR USD 3 Month+3.550%	2,390	60
6.300%	8,311	211
5.500%, VAR ICE LIBOR USD 3 Month+3.640%	350,600	8,456
4.000%, VAR ICE LIBOR USD 3 Month+0.670%	43,300	840
Huntington Bancshares
6.250%	120,000	3,035
5.875%	20,322	504
ING Groep
6.375%	73,636	1,846
6.125%	31,808	799
JPMorgan Chase
6.700%	38,315	971
6.125%	29,449	740
KeyCorp
6.125%, VAR ICE LIBOR USD 3 Month+3.892%	4,000	101
M&T Bank
6.375%	3,165	3,167
MetLife
5.625%	29,780	718
Morgan Stanley
7.125%, VAR ICE LIBOR USD 3 Month+4.320%	115,042	3,094
6.875%, VAR ICE LIBOR USD 3 Month+3.940%	53,657	1,404
4.000%, VAR ICE LIBOR USD 3 Month+0.700%	161,113	3,216
NY Community Bancorp
6.375%, VAR ICE LIBOR USD 3 Month+3.821%	110,000	2,676
People’s United Financial
5.625%, VAR ICE LIBOR USD 3 Month+4.020%	33,016	791
PNC Financial Services Group
6.125%, VAR ICE LIBOR USD 3 Month+4.067%	79,178	2,062
Prudential
6.750%	61,750	1,582
6.500%	13,808	355
Regions Financial
6.375%, VAR ICE LIBOR USD 3 Month+3.536%	2,600	66

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
RenaissanceRe Holdings
5.375%	88,684	$1,947
State Street
6.000%	32,900	817
5.900%, VAR ICE LIBOR USD 3 Month+3.108%	114,090	2,904
5.350%, VAR ICE LIBOR USD 3 Month+3.709%	2,000	49
5.250%	72,463	1,632
Sterling Bancorp
6.500%	58,674	1,519
US Bancorp
6.500%, VAR ICE LIBOR USD 3 Month+4.468%	92,342	2,433
5.150%*	57,104	1,276
3.500%, VAR ICE LIBOR USD 3 Month+1.020%	16,800	768
Valley National Bancorp
6.250%, VAR ICE LIBOR USD 3 Month+3.850%	84,000	2,094
Webster Financial
5.250%	42,731	921
Wells Fargo
7.500%*	3,061	3,868
6.625%, VAR ICE LIBOR USD 3 Month+3.690%	57,230	1,494
5.850%, VAR ICE LIBOR USD 3 Month+3.090%	120,000	2,979
5.625%	5,000	121

		88,888

Utilities — 0.4%
Alabama Power
5.000%	10,000	246
Interstate Power & Light
5.100%	122,460	3,027
NSTAR Electric
4.780%	10,708	1,050
SCE Trust V
5.450%, VAR ICE LIBOR USD 3 Month+3.790%	6,070	133
Washington Gas Light
4.800%	4,172	421

		4,877

Total Preferred Stock (Cost $94,015) ($ Thousands)		96,979

20	SEI Tax Exempt Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Tax-Advantaged Income Fund (Concluded)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Bills (F)
2.304%, 01/22/2019	$12,800	$12,756
2.304%, 01/31/2019	36,700	36,562
2.269%, 01/08/2019	1,700	1,696

Total U.S. Treasury Obligations (Cost $51,010) ($ Thousands)		51,014

	Shares

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
2.020%**	9,601,476	9,601

(Cost $9,601) ($ Thousands)		9,601

Total Investments in Securities — 99.6% (Cost $1,208,936) ($ Thousands)		$1,236,525

Percentages are based on Net Assets of $1,241,185 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of November 30, 2018.
(A)	Security is in default on interest payment.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Securities are held in connection with a letter of credit issued by a major bank.
(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2018.
(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2018, the value of these securities amounted to $213,292 ($ Thousands), representing 17.2% of the Net Assets of the Fund.

(F)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(G)	Security is escrowed to maturity.

Amounts designated as “—” are $0.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

ABAG — Association of Bay Area Governments

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

Cl — Class

COP — Certificate of Participation

GO — General Obligation

ICE — Intercontinental Exchange

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$934,680	$—	$934,680
Corporate Obligations	—	144,251	—	144,251
Preferred Stock	96,979	—	—	96,979
U.S. Treasury Obligations	—	51,014	—	51,014
Cash Equivalent	9,601	—	—	9,601

Total Investments in Securities	$106,580	$1,129,945	$—	$1,236,525

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value at 8/31/2018	Purchases at Cost	Proceeds from Sales	Value 11/30/2018	Income
SEI Daily Income Trust, Government Fund, Cl F	$8,057	$25,275	$(23,731)	$9,601	$43

SEI Tax Exempt Trust / Quarterly Report / November 30, 2018	21

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: January 25, 2019

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: January 25, 2019